UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04409
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
February 28, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipals Trust Semiannual Report February 28, 2011

Alabama    •     Arkansas    •    Georgia    •    Kentucky    •    Maryland    •    Missouri
  North Carolina    •    Oregon    •    South Carolina    •    Tennessee    •    Virginia

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. A Fund’s current prospectus or summary prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2011
Eaton Vance
Municipal Income Funds

Eaton Vance
Alabama Municipal Income Fund
February 28, 2011
Portfolio Manager William H. Ahern, Jr., CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	ETALX	EVALX	ECALX	EIALX
Inception Dates	12/7/93	5/1/92	3/21/06	3/3/08

% Average Annual Total Returns at net asset value (NAV)

Six Months	-4.52	-4.83	-4.91	-4.42
One Year	0.70	-0.02	-0.11	0.79
Five Years	3.25	2.48	N.A.	N.A.
10 Years	4.14	3.37	N.A.	N.A.
Since Inception	4.37	4.41	2.48	5.57

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-9.10	-9.50	-5.85	-4.42
One Year	-4.10	-4.85	-1.08	0.79
Five Years	2.25	2.13	N.A.	N.A.
10 Years	3.64	3.37	N.A.	N.A.
Since Inception	4.07	4.41	2.48	5.57

% Maximum Sales Charge	4.75	5.00	1.00	N.A.

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.75	1.50	1.50	0.55

% Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.94	4.20	4.21	5.14
Taxable-Equivalent Distribution Rate[3,4]	8.00	6.80	6.82	8.32
SEC 30-day Yield[5]	3.71	3.15	3.16	4.09
Taxable-Equivalent SEC 30-day Yield[4,5]	6.01	5.10	5.12	6.62

% Total Leverage[6]

RIB Leverage			3.17

% Relative Performance 8/31/10 - 2/28/11[7]

Barclays Capital Municipal Bond Index			-3.51 *
Barclays Capital 20 Year Municipal Bond Index			-4.55 *
Lipper Other States Municipal Debt Funds Classification			-4.07 *

* Source: Bloomberg, L.P.; Lipper
Fund Profile

Rating Distribution8 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 2/28/11 is as follows (in %):

AAA	10.6	BBB	7.8
AA	35.5	CCC	1.1
A	32.9	Not Rated	12.1

See Endnotes and Additional Disclosures on page 13.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Arkansas Municipal Income Fund
February 28, 2011
Portfolio Manager Adam A. Weigold, CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	ETARX	EVARX	ECARX	EIARX
Inception Dates	2/9/94	10/2/92	4/28/06	8/3/10

% Average Annual Total Returns at NAV

Six Months	-3.07	-3.38	-3.38	-2.86
One Year	-0.30	-1.05	-1.05	N.A.
Five Years	2.00	1.24	N.A.	N.A.
10 Years	3.62	2.86	N.A.	N.A.
Since Inception	4.10	3.96	1.29	-1.57

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-7.67	-8.12	-4.33	-2.86
One Year	-5.07	-5.83	-2.00	N.A.
Five Years	1.02	0.90	N.A.	N.A.
10 Years	3.11	2.86	N.A.	N.A.
Since Inception	3.80	3.96	1.29	-1.57

% Maximum Sales Charge	4.75	5.00	1.00	N.A.

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.76	1.51	1.51	0.56

% Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.83	4.08	4.09	5.07
Taxable-Equivalent Distribution Rate[3,4]	7.99	6.75	6.77	8.39
SEC 30-day Yield[5]	3.91	3.36	3.37	4.51
Taxable-Equivalent SEC 30-day Yield[4,5]	6.47	5.56	5.57	7.46

% Total Leverage[6]

RIB Leverage			1.16

% Relative Performance 8/31/10 - 2/28/117

Barclays Capital Municipal Bond Index			-3.51 *
Barclays Capital 20 Year Municipal Bond Index			-4.55 *
Lipper Other States Municipal Debt Funds Classification			-4.07 *

* Source: Bloomberg, L.P.; Lipper
Fund Profile

Rating Distribution8 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 2/28/11 is as follows (in %):

AAA	5.9	BB	0.6
AA	52.7	CCC	1.1
A	28.4	Not Rated	6.2
BBB	5.1

See Endnotes and Additional Disclosures on page 13.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2011
Portfolio Manager Adam A. Weigold, CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	ETGAX	EVGAX	ECGAX	EIGAX
Inception Dates	12/7/93	12/23/91	4/25/06	3/3/08

% Average Annual Total Returns at NAV

Six Months	-3.64	-4.04	-4.04	-3.64
One Year	-0.87	-1.58	-1.69	-0.77
Five Years	2.09	1.33	N.A.	N.A.
10 Years	3.69	2.93	N.A.	N.A.
Since Inception	3.86	3.87	1.35	4.66

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-8.22	-8.74	-4.98	-3.64
One Year	-5.61	-6.31	-2.63	-0.77
Five Years	1.10	0.99	N.A.	N.A.
10 Years	3.19	2.93	N.A.	N.A.
Since Inception	3.57	3.87	1.35	4.66

% Maximum Sales Charge	4.75	5.00	1.00	N.A.

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.85	1.60	1.60	0.65

% Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	5.45	4.71	4.71	5.65
Taxable-Equivalent Distribution Rate[3,4]	8.92	7.71	7.71	9.25
SEC 30-day Yield[5]	4.68	4.17	4.17	5.11
Taxable-Equivalent SEC 30-day Yield[4,5]	7.66	6.82	6.82	8.36

% Total Leverage[6]

RIB Leverage			9.70

% Relative Performance 8/31/10 - 2/28/11[7]

Barclays Capital Municipal Bond Index			-3.51 *
Barclays Capital 20 Year Municipal Bond Index			-4.55 *
Lipper Georgia Municipal Debt Funds Classification			-4.25 *

* Source: Bloomberg, L.P.; Lipper
Fund Profile

Rating Distribution8 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 2/28/11 is as follows (in %):

AAA	12.1	BBB	9.6
AA	57.7	CCC	1.2
A	19.4

See Endnotes and Additional Disclosures on page 13.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Kentucky Municipal Income Fund
February 28, 2011
Portfolio Manager Adam A. Weigold, CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	ETKYX	EVKYX	ECKYX	EIKYX
Inception Dates	12/7/93	12/23/91	3/23/06	8/3/10

% Average Annual Total Returns at NAV

Six Months	-3.11	-3.51	-3.40	-2.99
One Year	0.45	-0.34	-0.23	N.A.
Five Years	2.58	1.82	N.A.	N.A.
10 Years	3.63	2.87	N.A.	N.A.
Since Inception	3.90	3.92	1.89	-1.44

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-7.68	-8.25	-4.35	-2.99
One Year	-4.36	-5.15	-1.19	N.A.
Five Years	1.59	1.48	N.A.	N.A.
10 Years	3.13	2.87	N.A.	N.A.
Since Inception	3.60	3.92	1.89	-1.44

% Maximum Sales Charge	4.75	5.00	1.00	N.A.

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.74	1.49	1.49	0.56

% Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.79	4.04	4.04	5.15
Taxable-Equivalent Distribution Rate[3,4]	7.84	6.61	6.61	8.43
SEC 30-day Yield[5]	3.64	3.08	3.08	4.22
Taxable-Equivalent SEC 30-day Yield[4,5]	5.96	5.04	5.04	6.91

% Relative Performance 8/31/10 - 2/28/11[7]

Barclays Capital Municipal Bond Index			-3.51 *
Barclays Capital 20 Year Municipal Bond Index			-4.55 *
Lipper Other States Municipal Debt Funds Classification			-4.07 *

* Source: Bloomberg, L.P.; Lipper
Fund Profile

Rating Distribution8 (% of total investments)

See Endnotes and Additional Disclosures on page 13.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2011
Portfolio Manager Craig R. Brandon, CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	ETMDX	EVMYX	ECMDX	EIMDX
Inception Dates	12/10/93	2/3/92	5/2/06	3/3/08

% Average Annual Total Returns at NAV

Six Months	-4.12	-4.46	-4.46	-4.01
One Year	-0.32	-1.09	-1.09	-0.11
Five Years	2.40	1.63	N.A.	N.A.
10 Years	3.75	2.99	N.A.	N.A.
Since Inception	3.95	4.00	1.76	4.93

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-8.71	-9.15	-5.40	-4.01
One Year	-5.07	-5.86	-2.04	-0.11
Five Years	1.40	1.29	N.A.	N.A.
10 Years	3.25	2.99	N.A.	N.A.
Since Inception	3.65	4.00	1.76	4.93

% Maximum Sales Charge	4.75	5.00	1.00	N.A.

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.81	1.56	1.55	0.61

% Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	5.02	4.28	4.28	5.21
Taxable-Equivalent Distribution Rate[3,4]	8.24	7.02	7.02	8.55
SEC 30-day Yield[5]	4.10	3.57	3.57	4.51
Taxable-Equivalent SEC 30-day Yield[4,5]	6.73	5.86	5.86	7.40

% Total Leverage[6]

RIB Leverage			4.36

% Relative Performance 8/31/10 - 2/28/11[7]

Barclays Capital Municipal Bond Index			-3.51 *
Barclays Capital 20 Year Municipal Bond Index			-4.55 *
Lipper Maryland Municipal Debt Funds Classification			-4.13 *

* Source: Bloomberg, L.P.; Lipper
Fund Profile

Rating Distribution8 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 2/28/11 is as follows (in %):

AAA	16.6	BBB	7.0
AA	31.2	Not Rated	12.8
A	32.4

See Endnotes and Additional Disclosures on page 13.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2011
Portfolio Manager Cynthia J. Clemson
Performance1

	Class A	Class B	Class C	Class I
Symbol	ETMOX	EVMOX	ECMOX	EIMOX
Inception Dates	12/7/93	5/1/92	2/16/06	8/3/10

% Average Annual Total Returns at NAV

Six Months	-5.01	-5.46	-5.46	-5.01
One Year	-1.00	-1.75	-1.75	N.A.
Five Years	1.67	0.90	0.90	N.A.
10 Years	3.72	2.96	N.A.	N.A.
Since Inception	4.19	4.29	0.98	-2.56

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-9.55	-10.10	-6.39	-5.01
One Year	-5.73	-6.50	-2.70	N.A.
Five Years	0.68	0.56	0.90	N.A.
10 Years	3.22	2.96	N.A.	N.A.
Since Inception	3.90	4.29	0.98	-2.56

% Maximum Sales Charge	4.75	5.00	1.00	N.A.

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.77	1.52	1.51	0.58

% Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.93	4.19	4.20	5.11
Taxable-Equivalent Distribution Rate[3,4]	8.07	6.86	6.87	8.36
SEC 30-day Yield[5]	4.12	3.59	3.59	4.53
Taxable-Equivalent SEC 30-day Yield[4,5]	6.74	5.88	5.88	7.41

% Total Leverage[6]

RIB Leverage			3.53

% Relative Performance 8/31/10 - 2/28/11[7]

Barclays Capital Municipal Bond Index			-3.51 *
Barclays Capital 20 Year Municipal Bond Index			-4.55 *
Lipper Other States Municipal Debt Funds Classification			-4.07 *

* Source: Bloomberg, L.P.; Lipper
Fund Profile

Rating Distribution8 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 2/28/11 is as follows (in %):

AAA	14.8	BBB	12.4
AA	46.7	B	1.2
A	20.0	Not Rated	4.9

See Endnotes and Additional Disclosures on page 13.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2011
Portfolio Manager Thomas M. Metzold, CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	ETNCX	EVNCX	ECNCX	EINCX
Inception Dates	12/7/93	10/23/91	5/2/06	3/3/08

% Average Annual Total Returns at NAV

Six Months	-6.74	-7.15	-7.15	-6.73
One Year	-1.73	-2.53	-2.53	-1.63
Five Years	2.69	1.91	N.A.	N.A.
10 Years	3.59	2.81	N.A.	N.A.
Since Inception	3.94	3.96	2.14	4.88

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-11.21	-11.70	-8.06	-6.73
One Year	-6.38	-7.21	-3.47	-1.63
Five Years	1.69	1.57	N.A.	N.A.
10 Years	3.09	2.81	N.A.	N.A.
Since Inception	3.64	3.96	2.14	4.88

% Maximum Sales Charge	4.75	5.00	1.00	N.A.

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.85	1.60	1.60	0.66

% Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	5.71	4.97	4.98	5.91
Taxable-Equivalent Distribution Rate[3,4]	9.52	8.29	8.31	9.86
SEC 30-day Yield[5]	4.98	4.48	4.49	5.43
Taxable-Equivalent SEC 30-day Yield[4,5]	8.31	7.47	7.49	9.06

% Total Leverage[6]

RIB Leverage			14.28

% Relative Performance 8/31/10 - 2/28/11[7]

Barclays Capital Municipal Bond Index			-3.51 *
Barclays Capital 20 Year Municipal Bond Index			-4.55 *
Lipper North Carolina Municipal Debt Funds Classification			-5.02 *

* Source: Bloomberg, L.P.; Lipper
Fund Profile

Rating Distribution8 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 2/28/11 is as follows (in %):

AAA	14.3	BBB	2.8
AA	64.1	Not Rated	2.3
A	16.5

See Endnotes and Additional Disclosures on page 13.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2011
Portfolio Manager Thomas M. Metzold, CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	ETORX	EVORX	ECORX	EIORX
Inception Dates	12/28/93	12/24/91	3/2/06	8/3/10

% Average Annual Total Returns at NAV

Six Months	-8.38	-8.71	-8.70	-8.41
One Year	-1.67	-2.38	-2.38	N.A.
Five Years	1.75	0.98	N.A.	N.A.
10 Years	3.41	2.66	N.A.	N.A.
Since Inception	3.84	3.95	0.97	-4.65

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-12.76	-13.17	-9.59	-8.41
One Year	-6.38	-7.07	-3.31	N.A.
Five Years	0.77	0.65	N.A.	N.A.
10 Years	2.91	2.66	N.A.	N.A.
Since Inception	3.55	3.95	0.97	-4.65

% Maximum Sales Charge	4.75	5.00	1.00	N.A.

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.82	1.57	1.57	0.64

% Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	5.93	5.19	5.19	6.18
Taxable-Equivalent Distribution Rate[3,4]	10.25	8.97	8.97	10.68
SEC 30-day Yield[5]	5.18	4.70	4.71	5.79
Taxable-Equivalent SEC 30-day Yield[4,5]	8.95	8.12	8.14	10.01

% Total Leverage[6]

RIB Leverage			12.19

% Relative Performance 8/31/10 - 2/28/11[7]

Barclays Capital Municipal Bond Index			-3.51 *
Barclays Capital 20 Year Municipal Bond Index			-4.55 *
Lipper Other States Municipal Debt Funds Classification			-4.07 *

* Source: Bloomberg, L.P.; Lipper
Fund Profile

Rating Distribution8 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 2/28/11 is as follows (in %):

AAA	7.0	BB	0.6
AA	54.5	CCC	0.5
A	22.5	Not Rated	3.9
BBB	11.0

See Endnotes and Additional Disclosures on page 13.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2011
Portfolio Manager Thomas M. Metzold, CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	EASCX	EVSCX	ECSCX	EISCX
Inception Dates	2/14/94	10/2/92	1/12/06	3/3/08

% Average Annual Total Returns at NAV

Six Months	-7.94	-8.30	-8.29	-7.84
One Year	-1.64	-2.33	-2.33	-1.45
Five Years	1.34	0.59	0.59	N.A.
10 Years	3.86	3.10	N.A.	N.A.
Since Inception	4.02	3.86	0.92	4.76

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-12.36	-12.79	-9.19	-7.84
One Year	-6.27	-7.03	-3.27	-1.45
Five Years	0.36	0.26	0.59	N.A.
10 Years	3.35	3.10	N.A.	N.A.
Since Inception	3.72	3.86	0.92	4.76

% Maximum Sales Charge	4.75	5.00	1.00	N.A.

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.79	1.55	1.54	0.60

% Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	5.65	4.91	4.92	5.85
Taxable-Equivalent Distribution Rate[3,4]	9.35	8.12	8.14	9.68
SEC 30-day Yield[5]	5.16	4.68	4.68	5.62
Taxable-Equivalent SEC 30-day Yield[4,5]	8.54	7.74	7.74	9.30

% Total Leverage[6]

RIB Leverage			15.22

% Relative Performance 8/31/10 - 2/28/11[7]

Barclays Capital Municipal Bond Index			-3.51 *
Barclays Capital 20 Year Municipal Bond Index			-4.55 *
Lipper Other States Municipal Debt Funds Classification			-4.07 *

* Source: Bloomberg, L.P.; Lipper
Fund Profile

Rating Distribution8 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 2/28/11 is as follows (in %):

AAA	6.4	BBB	14.7
AA	38.1	Not Rated	1.4
A	39.4

See Endnotes and Additional Disclosures on page 13.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Tennessee Municipal Income Fund
February 28, 2011
Portfolio Manager Adam A. Weigold, CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	ETTNX	EVTNX	ECTNX	EITNX
Inception Dates	12/9/93	8/25/92	5/2/06	8/3/10

% Average Annual Total Returns at NAV

Six Months	-3.07	-3.31	-3.41	-2.97
One Year	-0.91	-1.54	-1.55	N.A.
Five Years	1.44	0.71	N.A.	N.A.
10 Years	3.26	2.52	N.A.	N.A.
Since Inception	3.90	3.90	0.85	-1.88

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-7.70	-8.06	-4.36	-2.97
One Year	-5.66	-6.29	-2.50	N.A.
Five Years	0.46	0.38	N.A.	N.A.
10 Years	2.76	2.52	N.A.	N.A.
Since Inception	3.60	3.90	0.85	-1.88

% Maximum Sales Charge	4.75	5.00	1.00	N.A.

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.75	1.50	1.50	0.58

% Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.82	4.07	4.07	4.81
Taxable-Equivalent Distribution Rate[3,4]	7.89	6.66	6.66	7.87
SEC 30-day Yield[5]	3.75	3.19	3.19	3.87
Taxable-Equivalent SEC 30-day Yield[4,5]	6.14	5.22	5.22	6.33

% Total Leverage[6]

RIB Leverage			0.86

% Relative Performance 8/31/10 - 2/28/11[7]

Barclays Capital Municipal Bond Index			-3.51 *
Barclays Capital 20 Year Municipal Bond Index			-4.55 *
Lipper Other States Municipal Debt Funds Classification			-4.07 *

* Source: Bloomberg, L.P.; Lipper
Fund Profile

Rating Distribution8 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 2/28/11 is as follows (in %):

AAA	10.4	BBB	9.8
AA	56.8	Not Rated	9.4
A	13.6

See Endnotes and Additional Disclosures on page 13.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Virginia Municipal Income Fund
February 28, 2011
Portfolio Manager Adam A. Weigold, CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	ETVAX	EVVAX	ECVAX	EVAIX
Inception Dates	12/17/93	7/26/91	2/8/06	3/3/08

% Average Annual Total Returns at NAV

Six Months	-3.02	-3.29	-3.29	-2.91
One Year	-2.74	-3.39	-3.39	-2.52
Five Years	0.74	-0.02	0.00	N.A.
10 Years	3.02	2.26	N.A.	N.A.
Since Inception	3.64	3.86	0.22	3.43

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-7.59	-8.03	-4.23	-2.91
One Year	-7.34	-8.04	-4.32	-2.52
Five Years	-0.23	-0.35	0.00	N.A.
10 Years	2.52	2.26	N.A.	N.A.
Since Inception	3.35	3.86	0.22	3.43

% Maximum Sales Charge	4.75	5.00	1.00	N.A.

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.82	1.57	1.57	0.61

% Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	5.44	4.70	4.70	5.64
Taxable-Equivalent Distribution Rate[3,4]	8.88	7.67	7.67	9.21
SEC 30-day Yield[5]	4.77	4.26	4.26	5.21
Taxable-Equivalent SEC 30-day Yield[4,5]	7.79	6.95	6.95	8.50

% Total Leverage[6]

RIB Leverage			7.44

% Relative Performance 8/31/10 - 2/28/11[7]

Barclays Capital Municipal Bond Index			-3.51 *
Barclays Capital 20 Year Municipal Bond Index			-4.55 *
Lipper Virginia Municipal Debt Funds Classification			-4.21 *

* Source: Bloomberg, L.P.; Lipper
Fund Profile

Rating Distribution8 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 2/28/11 is as follows (in %):

AAA	21.0	BBB	10.7
AA	37.8	BB	1.3
A	27.0	Not Rated	2.2

See Endnotes and Additional Disclosures on page 13.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Income Funds
February 28, 2011
Endnotes and Additional Disclosures

1.	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns are shown at NAV and do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable contingent deferred sales charges (CDSC) based on the following schedule: 5% – 1st and 2nd years; 4% – 3rd year; 3% – 4th year; 2% – 5th year; 1% – 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at NAV.

2.	Source: Prospectus dated 1/1/11, as supplemented or revised. Expense Ratio includes interest expense (as noted below for indicated Funds) relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, NAV and performance have not been affected by this expense. Interest expense ratios for the Funds were as follows:

Alabama	0.02%	North Carolina	0.08%
Arkansas	0.01%	Oregon	0.04%
Georgia	0.09%	South Carolina	0.04%
Maryland	0.03%	Tennessee	0.01%
Missouri	0.02%	Virginia	0.04%
3.	Fund distribution rates represent actual distributions paid to shareholders and are calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period.

4.	Taxable-equivalent figures assume maximum combined federal and state income tax rates. Lower tax rates would result in lower tax-equivalent figures. The maximum combined tax rates were as follows as of 2/28/11:

Alabama	38.25%	North Carolina	40.04%
Arkansas	39.55%	Oregon	42.15%
Georgia	38.90%	South Carolina	39.55%
Kentucky	38.90%	Tennessee	38.90%
Maryland	39.06%	Virginia	38.74%
Missouri	38.90%
5.	Fund SEC 30-day yields are calculated by dividing net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

6.	The Fund employs residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). See Note 1I to the financial statements for more information on RIB investments. RIB leverage represents the amount of Floating Rate Notes outstanding as of 2/28/11 as a percentage of the Fund’s net assets plus Floating Rate Notes.

7.	It is not possible to invest directly in an Index or a Lipper Classification. Total returns shown for an Index do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. Index performance is available as of month end only. The Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. The Barclays Capital 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The Lipper Averages are the average annual total returns, at NAV, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds.

8.	Rating Distribution is determined by dividing the total market value of Fund issues by its total investments. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Eaton Vance
Municipal Income Funds

February 28, 2011

Fund Expenses

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 – February 28, 2011).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Alabama Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/10)	(2/28/11)	(9/1/10 – 2/28/11)	Ratio

Actual
Class A	$1,000.00	$954.80	$3.68	0.76%
Class B	$1,000.00	$951.70	$7.36	1.52%
Class C	$1,000.00	$950.90	$7.30	1.51%
Class I	$1,000.00	$955.80	$2.72	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.81	0.76%
Class B	$1,000.00	$1,017.30	$7.60	1.52%
Class C	$1,000.00	$1,017.30	$7.55	1.51%
Class I	$1,000.00	$1,022.00	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2010.

Eaton Vance
Municipal Income Funds

February 28, 2011

Fund Expenses — continued

Eaton Vance Arkansas Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/10)	(2/28/11)	(9/1/10 – 2/28/11)	Ratio

Actual
Class A	$1,000.00	$969.30	$3.61	0.74%
Class B	$1,000.00	$966.20	$7.26	1.49%
Class C	$1,000.00	$966.20	$7.26	1.49%
Class I	$1,000.00	$971.40	$2.64	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.71	0.74%
Class B	$1,000.00	$1,017.40	$7.45	1.49%
Class C	$1,000.00	$1,017.40	$7.45	1.49%
Class I	$1,000.00	$1,022.10	$2.71	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2010.

Eaton Vance Georgia Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/10)	(2/28/11)	(9/1/10 – 2/28/11)	Ratio

Actual
Class A	$1,000.00	$963.60	$4.19	0.86%
Class B	$1,000.00	$959.60	$7.82	1.61%
Class C	$1,000.00	$959.60	$7.82	1.61%
Class I	$1,000.00	$963.60	$3.21	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.31	0.86%
Class B	$1,000.00	$1,016.80	$8.05	1.61%
Class C	$1,000.00	$1,016.80	$8.05	1.61%
Class I	$1,000.00	$1,021.50	$3.31	0.66%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2010.

Eaton Vance
Municipal Income Funds

February 28, 2011

Fund Expenses — continued

Eaton Vance Kentucky Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/10)	(2/28/11)	(9/1/10 – 2/28/11)	Ratio

Actual
Class A	$1,000.00	$968.90	$3.61	0.74%
Class B	$1,000.00	$964.90	$7.26	1.49%
Class C	$1,000.00	$966.00	$7.26	1.49%
Class I	$1,000.00	$970.10	$2.59	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.71	0.74%
Class B	$1,000.00	$1,017.40	$7.45	1.49%
Class C	$1,000.00	$1,017.40	$7.45	1.49%
Class I	$1,000.00	$1,022.20	$2.66	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2010.

Eaton Vance Maryland Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/10)	(2/28/11)	(9/1/10 – 2/28/11)	Ratio

Actual
Class A	$1,000.00	$958.80	$3.98	0.82%
Class B	$1,000.00	$955.40	$7.61	1.57%
Class C	$1,000.00	$955.40	$7.61	1.57%
Class I	$1,000.00	$959.90	$3.01	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.11	0.82%
Class B	$1,000.00	$1,017.00	$7.85	1.57%
Class C	$1,000.00	$1,017.00	$7.85	1.57%
Class I	$1,000.00	$1,021.70	$3.11	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2010.

Eaton Vance
Municipal Income Funds

February 28, 2011

Fund Expenses — continued

Eaton Vance Missouri Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/10)	(2/28/11)	(9/1/10 – 2/28/11)	Ratio

Actual
Class A	$1,000.00	$949.90	$3.77	0.78%
Class B	$1,000.00	$945.40	$7.38	1.53%
Class C	$1,000.00	$945.40	$7.38	1.53%
Class I	$1,000.00	$949.90	$2.80	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.91	0.78%
Class B	$1,000.00	$1,017.20	$7.65	1.53%
Class C	$1,000.00	$1,017.20	$7.65	1.53%
Class I	$1,000.00	$1,021.90	$2.91	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2010.

Eaton Vance North Carolina Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/10)	(2/28/11)	(9/1/10 – 2/28/11)	Ratio

Actual
Class A	$1,000.00	$932.60	$4.22	0.88%
Class B	$1,000.00	$928.50	$7.79	1.63%
Class C	$1,000.00	$928.50	$7.79	1.63%
Class I	$1,000.00	$932.70	$3.26	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.41	0.88%
Class B	$1,000.00	$1,016.70	$8.15	1.63%
Class C	$1,000.00	$1,016.70	$8.15	1.63%
Class I	$1,000.00	$1,021.40	$3.41	0.68%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2010.

Eaton Vance
Municipal Income Funds

February 28, 2011

Fund Expenses — continued

Eaton Vance Oregon Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/10)	(2/28/11)	(9/1/10 – 2/28/11)	Ratio

Actual
Class A	$1,000.00	$916.20	$4.04	0.85%
Class B	$1,000.00	$912.90	$7.59	1.60%
Class C	$1,000.00	$913.00	$7.59	1.60%
Class I	$1,000.00	$915.90	$3.09	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.26	0.85%
Class B	$1,000.00	$1,016.90	$8.00	1.60%
Class C	$1,000.00	$1,016.90	$8.00	1.60%
Class I	$1,000.00	$1,021.60	$3.26	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2010.

Eaton Vance South Carolina Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/10)	(2/28/11)	(9/1/10 – 2/28/11)	Ratio

Actual
Class A	$1,000.00	$920.60	$4.29	0.90%
Class B	$1,000.00	$917.00	$7.84	1.65%
Class C	$1,000.00	$917.10	$7.84	1.65%
Class I	$1,000.00	$921.60	$3.34	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.51	0.90%
Class B	$1,000.00	$1,016.60	$8.25	1.65%
Class C	$1,000.00	$1,016.60	$8.25	1.65%
Class I	$1,000.00	$1,021.30	$3.51	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2010.

Eaton Vance
Municipal Income Funds

February 28, 2011

Fund Expenses — continued

Eaton Vance Tennessee Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/10)	(2/28/11)	(9/1/10 – 2/28/11)	Ratio

Actual
Class A	$1,000.00	$969.30	$3.66	0.75%
Class B	$1,000.00	$966.90	$7.32	1.50%
Class C	$1,000.00	$965.90	$7.31	1.50%
Class I	$1,000.00	$970.30	$2.69	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.76	0.75%
Class B	$1,000.00	$1,017.40	$7.50	1.50%
Class C	$1,000.00	$1,017.40	$7.50	1.50%
Class I	$1,000.00	$1,022.10	$2.76	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2010.

Eaton Vance Virginia Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/10)	(2/28/11)	(9/1/10 – 2/28/11)	Ratio

Actual
Class A	$1,000.00	$969.80	$4.05	0.83%
Class B	$1,000.00	$967.10	$7.71	1.58%
Class C	$1,000.00	$967.10	$7.71	1.58%
Class I	$1,000.00	$970.90	$3.08	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.16	0.83%
Class B	$1,000.00	$1,017.00	$7.90	1.58%
Class C	$1,000.00	$1,017.00	$7.90	1.58%
Class I	$1,000.00	$1,021.70	$3.16	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2010.

Eaton Vance
Alabama Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 100.5%

	Principal Amount
Security	(000’s omitted)	Value

Education — 2.9%

University of Alabama, 5.00%, 7/1/34	$1,500	$1,516,890

		$1,516,890

Electric Utilities — 0.6%

Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$375	$318,638

		$318,638

Escrowed / Prerefunded — 4.8%

Huntsville, Health Care Authority, Prerefunded to 6/1/11, 5.75%, 6/1/31	$1,250	$1,279,725
Huntsville, Prerefunded to 5/1/12, 5.25%, 5/1/31	1,125	1,210,050

		$2,489,775

General Obligations — 6.3%

Auburn, 5.25%, 12/1/27	$1,000	$1,049,590
Madison, 5.15%, 2/1/39	1,250	1,209,512
Mobile, 5.00%, 2/15/27	1,000	1,020,720

		$3,279,822

Hospital — 14.9%

Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$1,740	$1,642,508
Birmingham Special Care Facilities Financing Authority, (Children’s Hospital), 6.125%, 6/1/34	1,500	1,525,560
Health Care Authority, (Baptist Health), 5.00%, 11/15/16	400	409,748
Health Care Authority, (Baptist Health), 5.00%, 11/15/18	750	755,895
Health Care Authority, (Baptist Health), 5.00%, 11/15/21	400	388,344
Huntsville, Health Care Authority, 5.50%, 6/1/25	1,000	1,021,880
Marshall County, Health Care Authority, 5.75%, 1/1/32	1,000	993,910
University of Alabama, Hospital Revenue, 5.75%, 9/1/22	1,000	1,066,890

		$7,804,735

Industrial Development Revenue — 4.0%

Butler Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$600	$561,018
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	705	581,639
Selma Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	750	747,090
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	250	209,990

		$2,099,737

Insured – Education — 11.3%

Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,000	$981,720
Alabama State University, (AGC), 4.75%, 5/1/33	475	450,324
Alabama State University, (XLCA), 4.625%, 8/1/36	1,000	879,050
Auburn University, (AGM), 5.00%, 6/1/38	1,250	1,236,137
Jacksonville State University, (AGC), 5.125%, 12/1/33	1,230	1,212,030
Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,110	1,136,285

		$5,895,546

Insured – Electric Utilities — 1.9%

Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$400	$429,824
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	625	558,756

		$988,580

Insured – Escrowed / Prerefunded — 11.6%

Birmingham, Waterworks and Sewer Board, (NPFG), Prerefunded to 1/1/13, 5.25%, 1/1/33	$2,500	$2,710,400
Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/33	550	583,154
Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,065	2,363,207
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	330	388,512

		$6,045,273

Insured – General Obligations — 5.6%

Gadsden, (AMBAC), 5.125%, 8/1/28	$2,000	$1,951,540
Pell City, (XLCA), 5.00%, 2/1/24	1,000	1,001,130

		$2,952,670

Insured – Hospital — 2.7%

East Alabama, Health Care Authority, (NPFG), 5.00%, 9/1/27	$1,500	$1,400,025

		$1,400,025

See Notes to Financial Statements.

Eaton Vance
Alabama Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 4.0%

Leeds, Public Educational Building Authority, (AGC), 5.125%, 4/1/33	$100	$97,036
Montgomery County, Public Building Authority, (NPFG), 5.00%, 3/1/31	500	501,425
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	770	906,529
Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(2)	520	576,425

		$2,081,415

Insured – Special Tax Revenue — 6.4%

Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$2,700	$1,961,226
Birmingham-Jefferson Civic Center Authority, (NPFG), 0.00%, 9/1/18	505	277,008
Wilcox County, Board of Education, (XLCA), 4.60%, 3/1/36	1,275	1,092,305

		$3,330,539

Insured – Transportation — 3.7%

Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$1,000	$787,400
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,185	1,155,529

		$1,942,929

Insured – Water and Sewer — 10.1%

Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,410	$2,084,457
Birmingham, Waterworks and Sewer Board, (AGM), 4.50%, 1/1/35	800	710,424
Birmingham, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	255	216,928
Limestone County, Water and Sewer Authority, (AGM), 5.00%, 12/1/39	520	485,098
Talladega, Water and Sewer Revenue, (AGC), 5.00%, 9/1/40	500	487,940
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 0.00%, 8/15/41	2,600	336,076
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 4.85%, 8/15/35	1,000	938,040

		$5,258,963

Lease Revenue / Certificates of Participation — 1.0%

Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$500	$500,410

		$500,410

Other Revenue — 2.9%

Alabama Incentives Financing Authority, 5.00%, 9/1/29	$1,500	$1,538,655

		$1,538,655

Special Tax Revenue — 3.1%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$145	$143,086
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	155	151,452
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	500	452,330
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(3)	540	527,499
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	328,471

		$1,602,838

Water and Sewer — 2.7%

Auburn, Waterworks Board, 5.00%, 9/1/29	$1,315	$1,422,436

		$1,422,436

Total Tax-Exempt Investments — 100.5%
(identified cost $52,454,001)		$52,469,876

Other Assets, Less Liabilities — (0.5)%		$(239,539)

Net Assets — 100.0%		$52,230,337

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. In addition, 13.8% of the Fund’s net assets at February 28, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at

See Notes to Financial Statements.

Eaton Vance
Alabama Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

February 28, 2011, 57.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 16.8% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $122,499.

See Notes to Financial Statements.

Eaton Vance
Arkansas Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.5%

	Principal Amount
Security	(000’s omitted)	Value

Education — 2.2%

University of Arkansas, 5.00%, 12/1/29	$250	$254,738
University of Arkansas, (Fort Smith Campus), 4.75%, 12/1/35	500	486,130
University of Arkansas, (UAMS Campus), 5.00%, 12/1/30	750	782,010

		$1,522,878

General Obligations — 26.1%

Arkansas, 4.75%, 6/1/29	$750	$772,658
Arkansas State College Savings, 0.00%, 6/1/14	2,750	2,598,887
Arkansas Water, Waste Disposal and Pollution Facilities, 4.875%, 7/1/43	1,000	963,700
Benton, School District No. 8, 4.80%, 2/1/38	750	719,235
Benton, School District No. 8, 4.85%, 2/1/40	1,000	956,970
Bentonville, School District No. 6, 4.50%, 6/1/40	1,000	915,620
Bradford, Special School District, 4.75%, 2/1/39	315	315,715
Bryant, School District No. 25, 4.75%, 2/1/39	1,490	1,493,382
Conway, School District No. 1, 4.75%, 2/1/34	750	731,055
Farmington, School District No. 6, 4.60%, 6/1/33	1,000	1,000,580
Forrest City, School District No. 7, 4.50%, 2/1/32	390	396,361
Forrest City, School District No. 7, 4.625%, 2/1/35	595	603,253
Greenwood, School District No. 25, 4.20%, 12/1/26	1,365	1,400,981
Harmony Grove, School District No. 1, 4.90%, 2/1/39	1,000	1,019,240
Pottsville, School District No. 61, 4.50%, 2/1/38	1,250	1,224,150
Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	350	302,642
Pulaski County, Special School District, 5.00%, 2/1/35	500	500,525
Sheridan, School District No. 37, 4.375%, 2/1/30	875	887,722
Siloam Springs, School District No. 21, 4.60%, 6/1/34	1,000	941,230

		$17,743,906

Hospital — 0.7%

Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$200	$193,090
North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	250	250,823

		$443,913

Housing — 3.9%

Arkansas Development Finance Authority, SFMR, (GNMA), (AMT), 5.125%, 7/1/24	$435	$436,540
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	895	812,275
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	735	743,945
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	95	90,676
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	190	180,489
North Little Rock Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	360	359,967

		$2,623,892

Industrial Development Revenue — 5.5%

Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$400	$399,412
Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,000	2,176,680
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	900	742,518
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	475	398,981

		$3,717,591

Insured – Education — 12.2%

Arkansas State University, (AMBAC), 5.00%, 9/1/35	$1,000	$980,610
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,000	1,067,410
Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,250	1,255,500
Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	2,155	1,975,747
University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,000	1,000,910
University of Arkansas, (Fayetteville Campus), (NPFG), 4.75%, 11/1/24	500	511,760
University of Arkansas, (UAMS Campus), (NPFG), 5.00%, 11/1/34	1,000	1,003,590
University of Arkansas, Parking Revenue, (NPFG), 5.00%, 7/1/29	500	504,340

		$8,299,867

Insured – Electric Utilities — 6.2%

Benton, Utilities Revenue, (AMBAC), 5.00%, 9/1/36	$1,435	$1,334,435
North Little Rock, Electric System, (NPFG), 6.50%, 7/1/15	1,000	1,085,800
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	650	613,392
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	550	494,687

See Notes to Financial Statements.

Eaton Vance
Arkansas Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities (continued)

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$750	$715,132

		$4,243,446

Insured – Escrowed / Prerefunded — 1.5%

Conway, Water Revenue, (FGIC), (NPFG), Prerefunded to 12/1/11, 5.125%, 12/1/23	$500	$517,780
Harrison, Residential Housing Facility Board, SFMR, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	500	517,515

		$1,035,295

Insured – General Obligations — 1.3%

Arkansas State College Savings, (FGIC), (NPFG), 0.00%, 6/1/17	$500	$417,350
Puerto Rico, (NPFG), 5.50%, 7/1/20	480	494,630

		$911,980

Insured – Health – Miscellaneous — 1.1%

Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$195	$195,209
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	500	523,785

		$718,994

Insured – Hospital — 6.1%

Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$1,140	$1,142,234
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,500	1,506,480
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,565	1,507,815

		$4,156,529

Insured – Lease Revenue / Certificates of Participation — 3.9%

Arkansas Development Finance Authority, (AGM), 5.00%, 6/1/34	$425	$427,949
Arkansas Development Finance Authority, SFMR, (Donaghey Plaza), (AGM), 5.00%, 6/1/29	1,000	1,019,630
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,000	1,177,310

		$2,624,889

Insured – Nursing Home — 0.4%

Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	$255	$256,109

		$256,109

Insured – Other Revenue — 4.1%

Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$1,000	$536,230
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	1,320	462,884
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	3,500	823,305
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	7,690	945,947

		$2,768,366

Insured – Special Tax Revenue — 4.4%

Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$250	$240,525
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,000	962,390
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,000	95,810
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	4,465	224,098
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	1,070	114,094
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	7,480	736,855
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,695	154,669
Springdale Sales and Use Tax Revenue, (AGM), 4.00%, 7/1/27	485	468,631

		$2,997,072

Insured – Transportation — 1.6%

Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,200	$1,111,008

		$1,111,008

Insured – Water and Sewer — 9.2%

Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/33	$515	$494,112
Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/42	500	460,605
Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/23	1,145	1,180,048
Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/32	500	512,190

See Notes to Financial Statements.

Eaton Vance
Arkansas Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Water and Sewer (continued)

Little Rock, Sewer Revenue, (AGM), 4.75%, 6/1/37	$1,000	$936,540
Little Rock, Sewer Revenue, (AGM), 5.00%, 6/1/31	450	455,148
Little Rock, Sewer Revenue, (AGM), 5.00%, 10/1/32	750	756,038
Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	500	503,290
Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	1,000	978,630

		$6,276,601

Lease Revenue / Certificates of Participation — 2.1%

Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39	$1,500	$1,425,900

		$1,425,900

Other Revenue — 0.3%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,250	$208,293

		$208,293

Special Tax Revenue — 4.0%

Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$1,720	$1,924,663
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	260	253,981
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125	103,435
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	439,646

		$2,721,725

Transportation — 0.7%

Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$500	$465,805

		$465,805

Water and Sewer — 2.0%

Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	$250	$294,315
El Dorado, Water and Sewer System Revenue, 4.375%, 12/1/28	595	588,877
El Dorado, Water and Sewer System Revenue, 4.50%, 12/1/30	500	492,885

		$1,376,077

Total Tax-Exempt Investments — 99.5%
(identified cost $70,398,913)		$67,650,136

Other Assets, Less Liabilities — 0.5%		$355,276

Net Assets — 100.0%		$68,005,412

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arkansas municipalities. In addition, 12.4% of the Fund’s net assets at February 28, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2011, 52.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 27.3% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $58,981.

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 110.0%

	Principal Amount
Security	(000’s omitted)	Value

Education — 7.1%

Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$600	$571,110
Atlanta Development Authority, Educational Facilities, 5.00%, 7/1/39	950	892,487
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	1,995	1,981,713
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	1,505	1,494,977

		$4,940,287

Electric Utilities — 1.4%

Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,005,580

		$1,005,580

Escrowed / Prerefunded — 1.4%

Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$968,104

		$968,104

General Obligations — 16.2%

Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	$1,750	$1,614,042
Georgia, 1.00%, 3/1/26(2)	2,000	1,256,240
Georgia, 2.00%, 12/1/23	500	410,960
Georgia, 2.00%, 8/1/27	500	361,420
Gwinnett County, School District, 5.00%, 2/1/36(1)	6,000	6,082,140
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	480,835
Lincoln County, School District, 5.50%, 4/1/37	1,000	1,057,080

		$11,262,717

Hospital — 8.8%

Coweta County Development Authority, (Piedmont Healthcare Project), 5.00%, 6/15/45	$750	$666,105
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	1,000	932,500
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	3,000	2,904,690
Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	750	719,370
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	907,050

		$6,129,715

Housing — 6.1%

Georgia Housing and Finance Authority, (AMT), 4.85%, 12/1/37	$1,000	$897,810
Georgia Housing and Finance Authority, (AMT), 4.90%, 12/1/31	1,000	932,050
Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	2,000	1,924,780
Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	525	497,301

		$4,251,941

Industrial Development Revenue — 8.5%

Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,005,480
Cartersville Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	700	700,623
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	925	822,380
Effingham County, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	750	719,385
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	1,000	825,020
Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	615	616,636
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	225	188,991

		$5,878,515

Insured – Education — 3.0%

Georgia Private Colleges and Universities Authority, (Agnes Scott College), (NPFG), 4.75%, 6/1/28	$250	$249,995
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGC), 5.25%, 6/15/27	1,125	1,124,910
South Regional Joint Development Authority, (Valdosta State University), (XLCA), 5.00%, 8/1/38	750	698,183

		$2,073,088

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities — 9.0%

Georgia Municipal Electric Power Authority, (NPFG), 0.00%, 1/1/12	$90	$87,765
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	3,005	3,328,308
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	390	368,035
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	455	409,241
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	750	670,508
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,450	1,382,589

		$6,246,446

Insured – General Obligations — 1.7%

Fayette County, School District, (AGM), 4.95%, 3/1/25	$660	$679,596
Puerto Rico, (NPFG), 5.50%, 7/1/20	480	494,630

		$1,174,226

Insured – Hospital — 1.6%

Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,122,277

		$1,122,277

Insured – Lease Revenue / Certificates of Participation — 4.4%

Atlanta Downtown Development Authority, (NPFG), 4.50%, 12/1/26	$210	$203,528
Georgia Local Government Certificate of Participation, (NPFG), 4.75%, 6/1/28	950	826,585
Georgia Municipal Association, Inc. Certificate of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,005,830
Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,000	1,004,060

		$3,040,003

Insured – Special Tax Revenue — 7.2%

Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,754,865
George L. Smith II Georgia World Congress Center Authority, (Domed Stadium Project), (NPFG), (AMT), 5.50%, 7/1/20	1,000	1,004,360
Henry County Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,000	1,009,900
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,000	729,960
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	545	524,503

		$5,023,588

Insured – Transportation — 5.9%

Atlanta, Airport Passenger Facility Charge, (AGM), 4.75%, 1/1/28	$785	$766,278
Atlanta, Airport Revenue, (FGIC), (NPFG), (AMT), 5.625%, 1/1/25	500	500,285
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,000	1,171,840
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,780	1,647,995

		$4,086,398

Insured – Water and Sewer — 18.1%

Brunswick-Glynn County Joint Water & Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$496,975
Columbus, Water and Sewer, (AGM), 5.00%, 5/1/30	1,100	1,119,734
Coweta County, Water and Sewer Authority, (AGM), 5.00%, 6/1/26	1,135	1,250,634
DeKalb County Water and Sewer, (AGM), 5.25%, 10/1/32	2,000	2,123,940
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	2,250	2,231,932
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,000	1,124,910
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/30	1,000	1,090,150
Newnan, Water, Sewer and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,168,950
Villa Rica Public Facilities Authority, (Water and Sewerage Project), (AGC), 5.125%, 3/1/39	1,000	989,000
Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,000	1,006,070

		$12,602,295

Special Tax Revenue — 4.2%

Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	$750	$755,482
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	202,294
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	214,964
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	7,255	317,842
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(3)	1,000	976,850
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	439,646

		$2,907,078

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Transportation — 1.1%

Atlanta, Airport Revenue, 5.00%, 1/1/35	$750	$713,850
Augusta, Airport Revenue, 5.15%, 1/1/35	105	89,118

		$802,968

Water and Sewer — 4.3%

Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,000	$1,027,140
Coweta County, Water and Sewer Authority, 5.00%, 6/1/37	2,000	1,955,500

		$2,982,640

Total Tax-Exempt Investments — 110.0%
(identified cost $78,264,377)		$76,497,866

Other Assets, Less Liabilities — (10.0)%		$(6,979,603)

Net Assets — 100.0%		$69,518,263

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Georgia municipalities. In addition, 12.0% of the Fund’s net assets at February 28, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2011, 46.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 19.7% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $226,850.

See Notes to Financial Statements.

Eaton Vance
Kentucky Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.3%

	Principal Amount
Security	(000’s omitted)	Value

Education — 2.3%

Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,280	$1,174,285

		$1,174,285

Escrowed / Prerefunded — 3.6%

Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	$2,250	$1,837,170

		$1,837,170

General Obligations — 1.4%

Kenton County, 4.625%, 4/1/34	$750	$698,580

		$698,580

Hospital — 5.5%

Kentucky Economic Development Authority, (Ashland Hospital Corp.), 5.00%, 2/1/30	$1,000	$950,630
Kentucky Economic Development Authority, (Baptist Healthcare System), 5.625%, 8/15/27	500	518,940
Kentucky Economic Development Authority, (Catholic Health Initiatives), 5.00%, 5/1/29	500	492,340
Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	1,000	818,790

		$2,780,700

Housing — 4.5%

Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$395	$361,516
Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	2,000	1,933,180

		$2,294,696

Industrial Development Revenue — 4.7%

Owen County, (American Water Project), 6.25%, 6/1/39	$500	$514,215
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	695	583,772
Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,320	1,281,984

		$2,379,971

Insured – Electric Utilities — 14.4%

Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$1,000	$992,050
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.00%, 9/1/37	2,000	1,856,060
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.25%, 9/1/27	1,000	1,023,770
Owensboro, (AMBAC), 0.00%, 1/1/20	2,000	1,312,640
Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35	1,200	1,201,896
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	400	429,824
Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	500	471,205

		$7,287,445

Insured – Escrowed / Prerefunded — 2.0%

Kentucky Property and Buildings Commission, (AGM), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,000	$1,019,910

		$1,019,910

Insured – General Obligations — 1.2%

Puerto Rico, (NPFG), 5.50%, 7/1/20	$600	$618,288

		$618,288

Insured – Hospital — 6.2%

Jefferson County, Health Facilities Authority, (University Medical Center), (NPFG), 5.25%, 7/1/22	$850	$850,145
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	6,775	2,321,657

		$3,171,802

Insured – Industrial Development Revenue — 0.5%

Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$250	$240,715

		$240,715

Insured – Lease Revenue / Certificates of Participation — 14.9%

Hardin County, School District Finance Corp. School Building, (AGM), 4.75%, 7/1/21	$1,350	$1,383,952
Jefferson County, School District Finance Corp. School Building, (AGM), 4.50%, 7/1/23	1,000	1,018,240
Kentucky Area Development Districts Financing Trust, (XLCA), 4.70%, 6/1/35	1,150	982,433
Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	500	513,175
Kentucky Property and Buildings Commission, (AGM), 5.00%, 11/1/26	500	511,315
Louisville, Parking Authority, (NPFG), 5.00%, 6/1/32	1,000	996,030
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	865	877,543

See Notes to Financial Statements.

Eaton Vance
Kentucky Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)

Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	$1,000	$1,014,500
Wayne County, School District Finance Corp., (NPFG), 4.00%, 7/1/25	255	243,701

		$7,540,889

Insured – Other Revenue — 2.0%

Kentucky Economic Development Finance Authority, (Louisville Arena), (AGC), 6.00%, 12/1/42	$1,000	$1,019,070

		$1,019,070

Insured – Transportation — 5.0%

Louisville Regional Airport Authority, (AGM), (AMT), 5.50%, 7/1/38	$1,000	$944,010
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	2,295	1,591,468

		$2,535,478

Insured – Water and Sewer — 12.1%

Boone-Florence Water Commission, Water Supply System, (FGIC), (NPFG), 5.00%, 12/1/27	$1,500	$1,567,395
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (AGM), 5.00%, 8/1/31	1,000	1,029,680
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 4.375%, 8/1/35	500	453,895
Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	1,060	971,363
Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	1,000	860,470
Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), (NPFG), 5.00%, 5/15/38	750	750,967
Owensboro, (AGC), 5.00%, 9/15/27	290	298,532
Owensboro, (AGC), 5.00%, 9/15/31	225	226,330

		$6,158,632

Lease Revenue / Certificates of Participation — 10.3%

Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	$3,700	$3,352,163
Kentucky Asset/Liability Commission Agency Fund Revenue, 5.00%, 9/1/22	1,000	1,086,280
Kentucky Property and Buildings Commission, 5.50%, 11/1/28	750	788,722

		$5,227,165

Other Revenue — 0.5%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$4,200	$120,666
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	7,595	112,406

		$233,072

Special Tax Revenue — 1.1%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$70	$69,076
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	75	73,283
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125	103,435
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	328,471

		$574,265

Transportation — 3.0%

Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$500	$511,840
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,000	1,021,480

		$1,533,320

Water and Sewer — 2.1%

Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/27	$1,000	$1,075,570

		$1,075,570

Total Tax-Exempt Investments — 97.3%
(identified cost $49,861,070)		$49,401,023

Other Assets, Less Liabilities — 2.7%		$1,381,090

Net Assets — 100.0%		$50,782,113

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 13.0% of the Fund’s net assets at February 28,

See Notes to Financial Statements.

Eaton Vance
Kentucky Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2011, 59.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 24.5% of total investments.

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 104.5%

	Principal Amount
Security	(000’s omitted)	Value

Cogeneration — 1.5%

Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,250	$1,249,825

		$1,249,825

Education — 9.5%

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$2,000	$2,010,560
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,250	2,099,250
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,500	1,442,430
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,309,545
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	400	159,984
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000	932,450

		$7,954,219

Escrowed / Prerefunded — 3.8%

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	$2,000	$2,224,580
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/21	500	506,410
Westminster, Educational Facilities, (McDaniel College), Prerefunded to 10/1/12, 5.50%, 4/1/27	425	458,469

		$3,189,459

General Obligations — 16.3%

Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,160,395
Anne Arundel County, Water and Sewer Construction, 4.75%, 4/1/39	1,000	1,005,630
Baltimore County, (Metropolitan District), 5.00%, 2/1/31(2)	2,000	2,089,720
Maryland, 5.00%, 11/1/19	2,000	2,363,920
Montgomery County, 5.00%, 5/1/23	1,000	1,089,500
Montgomery County, 5.00%, 5/1/25	1,500	1,608,570
Montgomery County, 5.25%, 10/1/19	1,000	1,035,330
Prince George’s County Housing Authority, 5.00%, 7/15/23	2,235	2,436,887
Puerto Rico, 0.00%, 7/1/16	1,100	866,140

		$13,656,092

Hospital — 13.0%

Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$1,475	$1,363,077
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,000	970,570
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	1,975,620
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.25%, 5/15/46	1,500	1,366,005
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	2,330	2,171,560
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	2,500	2,309,450
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	750	698,670

		$10,854,952

Housing — 6.9%

Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$1,000	$939,230
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(3)	1,170	1,092,967
Maryland Community Development Administration, MFMR, (AMT), 4.70%, 9/1/37	1,000	879,200
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	898,310
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	2,000	1,772,580
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/39	230	190,702

		$5,772,989

Industrial Development Revenue — 2.4%

Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$930	$785,404
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	195	177,625

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Industrial Development Revenue (continued)

Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	$1,000	$1,006,880

		$1,969,909

Insured – Education — 1.7%

Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,383,720

		$1,383,720

Insured – Escrowed / Prerefunded — 6.1%

Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,524,319
Puerto Rico Electric Power Authority, (AGM), Prerefunded to 7/1/12, 5.125%, 7/1/26	1,500	1,608,705

		$5,133,024

Insured – General Obligations — 1.2%

Puerto Rico, (NPFG), 5.50%, 7/1/29	$1,000	$975,130

		$975,130

Insured – Hospital — 9.2%

Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	$1,865	$1,665,893
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,035	2,830,593
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, (Hospital Auxilio Mutuo Obligated Group), (NPFG), 6.25%, 7/1/24	3,150	3,152,362

		$7,648,848

Insured – Housing — 1.3%

Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$1,430	$1,106,162

		$1,106,162

Insured – Special Tax Revenue — 1.8%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$550	$170,528
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,325	373,716
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	2,000	364,980
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	300	42,096
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	2,000	514,720

		$1,466,040

Insured – Transportation — 10.9%

Maryland Transportation Authority, (AGM), 5.00%, 7/1/28	$1,000	$1,024,800
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	1,500	1,515,975
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(3)	2,000	2,011,460
Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,500	1,488,570
Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,500	1,499,190
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,705	1,563,587

		$9,103,582

Insured – Water and Sewer — 4.6%

Baltimore, (Wastewater Projects), (FGIC), (NPFG), 5.00%, 7/1/22	$1,000	$1,062,160
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	2,000	2,282,820
Baltimore, (Water Projects), (FGIC), (NPFG), 5.125%, 7/1/42	500	486,660

		$3,831,640

Other Revenue — 3.0%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$15,520	$445,890
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	10,110	149,628
Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	895	882,085
Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,000	1,014,810

		$2,492,413

Senior Living / Life Care — 1.7%

Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$469,173

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Senior Living / Life Care (continued)

Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$375	$301,466
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	230	217,488
Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	500	446,175

		$1,434,302

Special Tax Revenue — 5.3%

Baltimore (Clipper Mill), 6.25%, 9/1/33	$743	$578,960
Baltimore (Strathdale Manor), 7.00%, 7/1/33	498	502,935
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,114,570
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	256,768
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(3)(4)	2,040	1,992,774

		$4,446,007

Transportation — 4.3%

Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,000	$1,087,410
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,535,600

		$3,623,010

Total Tax-Exempt Investments — 104.5%
(identified cost $90,469,223)		$87,291,323

Other Assets, Less Liabilities — (4.5)%		$(3,779,955)

Net Assets — 100.0%		$83,511,368

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Maryland municipalities. In addition, 14.6% of the Fund’s net assets at February 28, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2011, 35.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 12.5% of total investments.

(1)	Currently the issuer is in default with respect to interest payments.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(4)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $462,774.

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 102.4%

	Principal Amount
Security	(000’s omitted)	Value

Education — 5.8%

Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/33	$2,000	$2,027,620
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,275	1,322,608
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	1,500	1,556,010

		$4,906,238

General Obligations — 9.7%

Clay County, Public School District, 5.00%, 3/1/28	$1,000	$1,036,760
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,046,880
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,038,570
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,042,890
Kansas City, 4.75%, 2/1/25	1,000	1,041,440
Marion County School District No. 60, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,062,180
University City School District, (Direct Deposit Program), 5.00%, 2/15/26	750	805,312
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,114,950

		$8,188,982

Hospital — 8.4%

Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$1,000	$839,940
Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	1,950	2,082,580
Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	992,210
Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	600	600,120
Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	250	248,095
Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	911,780
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	456,380
West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,175	1,018,185

		$7,149,290

Housing — 2.8%

Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$845	$778,178
Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	505	504,965
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	230	214,638
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	690	655,693
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	180	167,045
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	75	75,064

		$2,395,583

Industrial Development Revenue — 3.1%

Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,080	$1,075,594
Saint Louis Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), (AMT), 4.875%, 3/1/32	1,500	1,330,245
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	300	251,988

		$2,657,827

Insured – Education — 1.8%

Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	$1,500	$1,545,960

		$1,545,960

Insured – Electric Utilities — 13.1%

Columbia Electric Utility Improvement Revenue, (AMBAC), 5.00%, 10/1/28	$1,240	$1,262,630
Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,250	2,139,952
Missouri Joint Municipal Electric Utility Commission, (AMBAC), (BHAC), 4.50%, 1/1/37	2,465	2,206,594

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities (continued)

Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$390	$368,035
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	455	409,241
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,375	1,311,076
Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	1,150	1,259,354
Springfield, Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,275	2,141,867

		$11,098,749

Insured – Escrowed / Prerefunded — 4.0%

Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (NPFG), Prerefunded to 12/1/11, 5.25%, 12/1/22	$750	$777,638
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	3,590	2,498,173
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/21	205	134,556

		$3,410,367

Insured – General Obligations — 7.6%

Jackson County, Consolidated School District No. 002, (Missouri Direct Deposit), (NPFG), 5.00%, 3/1/27	$1,200	$1,227,984
Kansas City, (NPFG), 5.00%, 2/1/27	1,000	1,042,880
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	1,000	1,039,560
Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 0.00%, 3/1/16	1,000	872,970
Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 5.25%, 3/1/21	1,000	1,179,070
Springfield, School District No. R-12, (AGM), 5.25%, 3/1/25	1,000	1,071,210

		$6,433,674

Insured – Hospital — 4.9%

Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$5,875	$3,704,246
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/21	50	29,614
North Kansas City, (North Kansas City Memorial Hospital), (AGM), 5.125%, 11/15/33	425	418,243

		$4,152,103

Insured – Industrial Development Revenue — 2.2%

Kansas City Industrial Development Authority, (AMBAC), 4.50%, 12/1/32	$1,235	$1,104,992
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	1,000	783,820

		$1,888,812

Insured – Lease Revenue / Certificates of Participation — 7.6%

Cape Girardeau County Building Corp., (Jackson R-II School District), (NPFG), 5.25%, 3/1/25	$1,000	$1,026,530
Jackson County, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	1,000	934,580
Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	1,000	604,340
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	941,755
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	655,792
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,000	1,177,310
Saint Louis Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,990	1,145,503

		$6,485,810

Insured – Special Tax Revenue — 5.6%

Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$2,427,104
Kansas City, (Blue Parkway Town Center), (NPFG), 5.00%, 7/1/27	600	545,280
Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	1,000	1,018,630
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,000	729,960

		$4,720,974

Insured – Transportation — 5.6%

Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$2,060	$1,907,230
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	900	877,617

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Transportation (continued)

Saint Louis Airport, (Lambert International Airport), (FGIC), (NPFG), (AMT), 6.00%, 7/1/14	$910	$992,992
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	944,780

		$4,722,619

Insured – Water and Sewer — 1.2%

Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,000	$1,005,470

		$1,005,470

Other Revenue — 2.8%

Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,500	$2,414,300

		$2,414,300

Senior Living / Life Care — 4.2%

Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	$1,000	$863,780
Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	2,000	1,843,200
Saint Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	1,000	895,390

		$3,602,370

Special Tax Revenue — 3.6%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$266,436
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	288,247
Kansas City, Tax Increment Revenue, (Maincor Projects), Series A, 5.25%, 3/1/18	600	569,298
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	7,500	328,575
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(3)	1,640	1,602,034

		$3,054,590

Transportation — 2.6%

Missouri Highway and Transportation Commission, 5.00%, 5/1/19	$1,000	$1,122,010
Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,000	1,054,640

		$2,176,650

Water and Sewer — 5.8%

Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,200	$1,224,252
Kansas City, Water Revenue, 5.25%, 12/1/32	1,165	1,219,662
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	1,000	955,720
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 7.20%, 7/1/16	420	439,383
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	1,000	1,060,990

		$4,900,007

Total Tax-Exempt Investments — 102.4%
(identified cost $88,450,167)		$86,910,375

Other Assets, Less Liabilities — (2.4)%		$(2,019,289)

Net Assets — 100.0%		$84,891,086

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
GNMA	- Government National Mortgage Association
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. In addition, 11.7% of the Fund’s net assets at February 28, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2011, 52.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 22.2% of total investments.

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $372,034.

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 112.6%

	Principal Amount
Security	(000’s omitted)	Value

Education — 11.4%

North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	$5,000	$5,031,200
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	5,500	5,515,565
University of North Carolina at Chapel Hill, 0.00%, 8/1/21	1,980	1,351,350

		$11,898,115

Electric Utilities — 6.1%

North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/26	$1,500	$1,479,810
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	2,000	2,264,760
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,000	1,010,920
Puerto Rico Electric Power Authority, 5.50%, 7/1/38	625	569,962
Wake County Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,000	1,045,750

		$6,371,202

Escrowed / Prerefunded — 3.1%

Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,950	$1,572,383
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	2,000	1,633,040

		$3,205,423

General Obligations — 1.0%

Charlotte, 5.00%, 7/1/29(2)	$1,000	$1,019,960

		$1,019,960

Hospital — 21.3%

Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47(1)	$4,980	$4,512,577
North Carolina Medical Care Commission, (Duke University Health System), Series A, 5.00%, 6/1/42	4,000	3,788,240
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,000	2,039,260
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	1,100	1,037,850
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(1)	3,600	3,633,876
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	2,000	1,709,180
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	1,500	1,467,150
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,000	933,330
North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	500	480,875
North Carolina Medical Care Commission, (University Health System), 6.25%, 12/1/33	2,500	2,618,475

		$22,220,813

Housing — 6.8%

Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,430	$1,354,825
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,400	2,151,288
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,975	1,771,239
North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	995	895,201
North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	975	886,490

		$7,059,043

Industrial Development Revenue — 0.7%

Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$731,115

		$731,115

Insured – Education — 1.8%

North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$865	$767,091
University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	1,050	1,051,921

		$1,819,012

Insured – Electric Utilities — 3.1%

North Carolina Eastern Municipal Power Agency, (AGC), 6.00%, 1/1/19	$1,000	$1,105,280
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,000	899,430

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities (continued)

Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$1,340	$1,197,973

		$3,202,683

Insured – General Obligations — 0.8%

Puerto Rico, (NPFG), 5.50%, 7/1/20	$840	$865,603

		$865,603

Insured – Hospital — 7.7%

Johnston Memorial Hospital, (AGM), Variable Rate, 24.498%, 10/1/36(3)(4)(5)	$1,675	$1,549,777
New Hanover County, Hospital Revenue, (New Hanover Regional Medical Center), (AGM), 5.125%, 10/1/31	1,080	1,070,453
North Carolina Medical Care Commission, (Betsy Johnson), (AGM), 5.375%, 10/1/24	1,025	1,039,155
North Carolina Medical Care Commission, (Wakemed), (AGC), 5.625%, 10/1/38	1,000	1,008,010
North Carolina Medical Care Commission, (Wakemed), (AGC), 5.875%, 10/1/38	2,090	2,124,966
North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,500	1,251,390

		$8,043,751

Insured – Lease Revenue / Certificates of Participation — 3.6%

Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,519,095
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,003,530
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,000	1,177,310

		$3,699,935

Insured – Other Revenue — 1.9%

Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$2,000	$1,982,860

		$1,982,860

Insured – Special Tax Revenue — 2.6%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$529,314
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	12,440	624,364
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	12,000	1,382,520
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	450	47,984
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	895	88,166
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	720	65,700

		$2,738,048

Insured – Transportation — 6.9%

Charlotte, Airport, (NPFG), (AMT), 5.25%, 7/1/21	$500	$509,155
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	10,000	2,300,200
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,040,790
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,800	1,666,512
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,800	1,650,708

		$7,167,365

Insured – Water and Sewer — 1.8%

Brunswick County, Enterprise System Water and Sewer Revenue, (AGM), 5.25%, 4/1/26	$500	$512,065
Kannapolis, Water and Sewer, (AGM), (AMT), 5.25%, 2/1/26	1,500	1,404,765

		$1,916,830

Lease Revenue / Certificates of Participation — 12.3%

Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,550	$1,577,729
Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,400	1,454,208
Charlotte, (Government Facilities), 5.00%, 6/1/33	1,500	1,506,390
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,005,640
North Carolina, Capital Improvement Limited Obligation, 5.00%, 5/1/27	1,000	1,056,590
North Carolina, Capital Improvement Limited Obligation, 5.25%, 5/1/31	1,000	1,057,730
Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,000	2,055,100
Wake County, 5.00%, 1/1/33	1,000	1,014,570
Wake County, 5.00%, 6/1/36	1,000	1,002,940
Wilmington, Certificates of Participation, 5.00%, 6/1/38	1,050	1,035,311

		$12,766,208

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Other Revenue — 2.5%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$13,560	$389,579
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,000	1,091,460
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,118,183

		$2,599,222

Senior Living / Life Care — 1.6%

North Carolina Medical Care Commission, (United Methodist), 5.50%, 10/1/32	$1,900	$1,614,772

		$1,614,772

Special Tax Revenue — 3.3%

Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$8,510	$372,823
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(6)	2,620	2,559,347
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	550,821

		$3,482,991

Transportation — 2.3%

Charlotte, Airport, 5.50%, 7/1/34	$500	$508,360
Charlotte, Airport, (AMT), 5.375%, 7/1/28	1,000	974,620
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	946,550

		$2,429,530

Water and Sewer — 10.0%

Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	$3,495	$3,521,807
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/33	2,000	2,036,000
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,028,440
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	1,835,568
Charlotte, Water and Sewer, 5.125%, 6/1/26	1,000	1,017,230
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,000	1,019,920

		$10,458,965

Total Tax-Exempt Investments — 112.6%
(identified cost $118,994,463)		$117,293,446

Other Assets, Less Liabilities — (12.6)%		$(13,108,762)

Net Assets — 100.0%		$104,184,684

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 16.6% of the Fund’s net assets at February 28, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2011, 26.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 11.3% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2011, the aggregate value of these securities is $1,549,777 or 1.5% of the Fund’s net assets.

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

ultimately be required to make under the agreement is $5,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2011.

(6)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $594,347.

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 112.8%

	Principal Amount
Security	(000’s omitted)	Value

Cogeneration — 0.3%

Western Generation Agency (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	$340	$339,167

		$339,167

Education — 7.7%

Forest Grove, (Pacific University), 6.375%, 5/1/39	$3,000	$3,069,990
Oregon Health and Science University, 5.75%, 7/1/39	2,000	2,043,660
Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	998,930
Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/31	500	467,640
Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	909,750
Oregon State Facilities Authority, (Linfield College), 5.25%, 10/1/40	1,500	1,393,845
Oregon State Facilities Authority, (The Reed Institute), 4.75%, 7/1/32(1)	250	251,015
Oregon State Facilities Authority, (The Reed Institute), 5.00%, 7/1/29(1)	250	261,472
Oregon State Facilities Authority, (The Reed Institute), 5.125%, 7/1/41(1)	250	252,758

		$9,649,060

Electric Utilities — 2.2%

Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24(2)	$1,000	$1,028,440
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	1,250	1,210,837
Puerto Rico Electric Power Authority, 5.50%, 7/1/38	625	569,963

		$2,809,240

General Obligations — 32.1%

Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	$1,500	$648,735
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/29	2,500	1,020,925
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	266,126
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	151,563
Clackamas County, Oregon Trail School District No. 46, 0.00%, 6/15/32	2,230	677,898
Clackamas County, Oregon Trail School District No. 46, 0.00%, 6/15/33	2,000	574,920
Clackamas County, Oregon Trail School District No. 46, 0.00%, 6/15/39	12,870	2,566,407
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/26	3,730	1,688,198
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/27	3,175	1,345,089
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/31	3,970	1,283,818
Jackson County, School District No. 549C, 5.00%, 6/15/33(3)	8,000	8,158,640
Keizer, (Keizer Station Area A Improvement District), 5.20%, 6/1/31	1,770	1,726,564
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	408,370
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	461,919
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/33	1,000	311,840
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/34	1,365	396,710
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	3,855	3,855,887
Oregon Veterans Welfare, Series 81, 5.25%, 10/1/42	525	522,963
Oregon Veterans Welfare, Series 82, 5.50%, 12/1/42	820	821,706
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/31	1,575	509,323
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/33	5,820	1,664,694
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	3,350	700,116
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	2,120	430,636
Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,325	1,301,508
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,206,413
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	463,377
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,575,737
Salem-Keizer, School District No. 24J, 0.00%, 6/15/30	12,660	4,385,424

		$40,125,506

Hospital — 8.7%

Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,500	$2,957,350
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,105	2,110,346

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Hospital (continued)

Multnomah County Hospital Facilities Authority, (Adventist Health System), 5.125%, 9/1/40	$2,275	$2,189,665
Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,735	3,579,923

		$10,837,284

Housing — 10.7%

Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$805	$726,971
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,800	2,515,884
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	5,000	4,603,450
Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	3,195	3,210,719
Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	1,085	967,592
Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	1,340	1,318,882

		$13,343,498

Industrial Development Revenue — 1.1%

Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$735	$688,386
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.30%, 6/1/23	795	674,542

		$1,362,928

Insured – Education — 2.3%

Oregon Health Science University, (NPFG), 0.00%, 7/1/21	$4,850	$2,820,760

		$2,820,760

Insured – Electric Utilities — 4.2%

Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$1,715	$1,618,411
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,760	2,482,427
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,270	1,135,393

		$5,236,231

Insured – General Obligations — 6.2%

Beaverton, School District, (AGC), 5.125%, 6/1/36	$715	$728,442
Lane County, School District No. 019, (Springfield), (AGM), 0.00%, 6/15/28	1,150	449,144
Linn County, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.50%, 6/15/30	4,000	4,487,080
Monmouth, (Minet Project), (AGM), 5.00%, 6/1/32	250	250,440
Newport, (AGC), 0.00%, 6/1/28	1,000	429,670
Newport, (AGC), 0.00%, 6/1/29	1,225	496,762
Washington, Multnomah and Yamhill Counties, School District No. 1J, (NPFG), 0.00%, 6/15/26	2,020	918,635

		$7,760,173

Insured – Hospital — 3.6%

Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,371,460
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,131,490

		$4,502,950

Insured – Special Tax Revenue — 5.3%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$560	$173,628
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	450	63,144
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	12,100	988,570
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	976,826
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	20,000	1,916,200
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	42,840	2,150,140
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	905	96,500
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,795	176,825
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,435	130,944

		$6,672,777

Insured – Transportation — 4.4%

Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$315	$285,340
Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,685	1,482,008
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	2,050	2,096,617
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	1,800	1,666,512

		$5,530,477

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Other Revenue — 7.8%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$20,255	$581,926
Oregon State Department of Administrative Services, 5.00%, 4/1/28(3)(5)	8,740	9,163,191

		$9,745,117

Senior Living / Life Care — 1.3%

Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37(4)	$1,750	$1,656,568

		$1,656,568

Special Tax Revenue — 6.2%

Portland Limited Tax General Obligation, 0.00%, 6/1/22	$2,185	$1,382,231
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	12,970	568,216
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(3)(5)	5,220	5,099,157
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	763,063

		$7,812,667

Transportation — 4.5%

Port of Portland Airport Revenue, 5.00%, 7/1/29	$4,000	$4,045,040
Redmond Airport Revenue, 5.50%, 6/1/24	215	211,919
Redmond Airport Revenue, 5.75%, 6/1/27	200	197,652
Redmond Airport Revenue, 6.00%, 6/1/34	550	546,530
Redmond Airport Revenue, 6.25%, 6/1/39	600	604,770

		$5,605,911

Water and Sewer — 4.2%

Eugene, 4.50%, 8/1/31	$1,000	$990,080
Portland, Water System Revenue, 5.00%, 5/1/16(2)	385	442,300
Washington County, Clean Water Services, 4.75%, 10/1/27	3,760	3,870,807

		$5,303,187

Total Tax-Exempt Investments — 112.8%
(identified cost $148,600,909)		$141,113,501

Other Assets, Less Liabilities — (12.8)%		$(16,032,081)

Net Assets — 100.0%		$125,081,420

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 16.8% of the Fund’s net assets at February 28, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2011, 23.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 9.8% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $3,792,348.

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 113.2%

	Principal Amount
Security	(000’s omitted)	Value

Education — 7.3%

South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$890	$790,587
South Carolina Educational Facilities Authority, (Wofford College), 5.25%, 4/1/32	1,470	1,471,058
University of South Carolina, Higher Education Revenue, 5.00%, 6/1/40(1)(2)	7,800	7,687,290

		$9,948,935

Electric Utilities — 6.3%

South Carolina Public Service Authority, 5.375%, 1/1/28	$4,510	$4,812,531
South Carolina Public Service Authority, 5.50%, 1/1/38	3,560	3,696,277

		$8,508,808

General Obligations — 5.6%

South Carolina, 3.25%, 8/1/30(3)	$2,360	$1,995,593
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	2,772,038
South Carolina, (Coastal Carolina University), 2.50%, 4/1/30	3,850	2,839,991

		$7,607,622

Hospital — 13.3%

Florence County, (McLeod Regional Medical Center Project), 5.00%, 11/1/37	$2,620	$2,366,567
Greenwood County, 5.375%, 10/1/39	5,110	4,815,051
Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	3,615	3,419,067
Lexington County, (Health Services District, Inc.), 5.00%, 11/1/32	1,285	1,176,752
South Carolina Jobs Economic Development Authority, (Health Services), 5.75%, 8/1/39	3,420	3,097,391
South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center Project), 6.00%, 9/15/38	3,380	3,205,863

		$18,080,691

Industrial Development Revenue — 2.1%

Richland County, (International Paper Co.), (AMT), 5.95%, 9/1/31	$1,500	$1,494,705
Richland County, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,400	1,405,642

		$2,900,347

Insured – Electric Utilities — 12.1%

Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/28	$800	$301,944
Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/29	6,735	2,374,289
Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/32	11,610	3,345,538
Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	7,815	2,661,164
Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	2,940	813,616
Piedmont Municipal Power Agency, (FGIC), (NPFG), 0.00%, 1/1/23	2,090	1,096,769
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	1,420	1,340,026
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	3,725	3,350,377
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	950	849,309
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	330	314,658

		$16,447,690

Insured – General Obligations — 1.8%

Berkeley County, (AGM), 2.00%, 9/1/25	$1,300	$984,711
Berkeley County, School District, (AGM), 2.75%, 1/15/22	1,530	1,374,277

		$2,358,988

Insured – Hospital — 2.2%

South Carolina Jobs Economic Development Authority, (Anmed Health), (AGC), 5.50%, 2/1/38	$2,900	$2,900,783

		$2,900,783

Insured – Lease Revenue / Certificates of Participation — 4.0%

Scago Educational Facilities Corp., Pickens School District, (AGM), 4.50%, 12/1/28	$3,795	$3,594,510
Sumter Two School Facilities, Inc., (AGC), 4.50%, 12/1/32	2,060	1,870,810

		$5,465,320

Insured – Special Tax Revenue — 0.5%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$4,890	$245,429
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	905	96,500

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Special Tax Revenue (continued)

Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$1,795	$176,825
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,435	130,944

		$649,698

Insured – Transportation — 3.8%

Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$2,700	$2,499,768
Richland-Lexington Airport District, (Columbia Metropolitan Airport), (CIFG), (AMT), 5.00%, 1/1/21	1,095	1,097,026
South Carolina Transportation Infrastructure Bank, (AMBAC), (XLCA), 4.50%, 10/1/32	1,760	1,592,729

		$5,189,523

Insured – Utilities — 6.6%

Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,110,060
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,162,620
Orangeburg County, Solid Waste, (South Carolina Electric and Gas Co.), (AMBAC), (AMT), 5.70%, 11/1/24	5,185	5,185,830
South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	485	485,965

		$8,944,475

Insured – Water and Sewer — 9.2%

Anderson County, Water and Sewer System, (AGC), 5.25%, 7/1/24	$500	$537,505
Beaufort-Jasper, Water and Sewer Authority, (AGM), 4.50%, 3/1/31	1,615	1,512,641
Cayce, Waterworks and Sewer Revenue, (XLCA), 4.625%, 7/1/27	285	276,863
Greenwood, Metropolitan District Sewer System, (AGM), Variable Rate, 23.391%, 10/1/30(4)(5)(6)	1,875	1,957,275
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,076,719
Lugoff-Elgin, Water Authority, (NPFG), 4.625%, 7/1/37	2,075	1,854,241
Richland County, Sewer System, (Broad River), (XLCA), 4.50%, 3/1/34	820	779,918
Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	3,750	3,437,588

		$12,432,750

Lease Revenue / Certificates of Participation — 12.5%

Berkeley County, School District, 5.125%, 12/1/30	$4,850	$4,694,509
Charleston Educational Excellence Financing Corp., 5.25%, 12/1/22	320	334,125
Greenville County, School District, 5.00%, 12/1/24(1)	3,000	3,083,250
Laurens County, School District, 5.25%, 12/1/30	4,745	4,455,934
Lexington One School Facilities Corp., 5.00%, 12/1/30	1,590	1,564,385
Lexington One School Facilities Corp., 5.25%, 12/1/27	1,470	1,491,491
Newberry County, School District, 5.25%, 12/1/25	1,320	1,322,086

		$16,945,780

Other Revenue — 8.2%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$21,465	$616,689
Tobacco Settlement Revenue Management Authority, Escrowed to Maturity, 6.375%, 5/15/30	7,600	9,232,252
Tobacco Settlement Revenue Management Authority, Prerefunded to 5/15/11, 5.00%, 6/1/18	1,245	1,247,540

		$11,096,481

Special Tax Revenue — 5.1%

Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$23,870	$1,045,744
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	5,220	5,099,157
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	818,651

		$6,963,552

Student Loan — 1.8%

South Carolina Education Assistance Authority, 5.10%, 10/1/29	$2,470	$2,462,541

		$2,462,541

Transportation — 4.5%

Horry County, (Myrtle Beach International Airport), 5.00%, 7/1/40	$2,500	$2,183,000
South Carolina Ports Authority, 5.25%, 7/1/40	4,000	3,900,360

		$6,083,360

Water and Sewer — 6.3%

Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/30	$1,000	$1,059,340

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Water and Sewer (continued)

Columbia, Waterworks and Sewer Revenue, 5.00%, 2/1/40(1)(2)	$7,500	$7,507,725

		$8,567,065

Total Tax-Exempt Investments — 113.2%
(identified cost $159,223,192)		$153,554,409

Other Assets, Less Liabilities — (13.2)%		$(17,866,866)

Net Assets — 100.0%		$135,687,543

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. In addition, 11.6% of the Fund’s net assets at February 28, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2011, 35.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 13.2% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $4,904,172.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2011, the aggregate value of these securities is $1,957,275 or 1.4% of the Fund’s net assets.

(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(6)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2011.

See Notes to Financial Statements.

Eaton Vance
Tennessee Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 100.2%

	Principal Amount
Security	(000’s omitted)	Value

Education — 7.7%

Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series A, 5.00%, 10/1/39	$1,425	$1,433,336
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series B, 5.00%, 10/1/39	1,000	1,007,250
Tennessee School Bond Authority, 5.00%, 5/1/39	1,500	1,514,430

		$3,955,016

Electric Utilities — 5.9%

Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,500	$1,523,460
Clarksville, Electric Revenue, 5.00%, 9/1/34	500	505,085
Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	1,000	1,000,020

		$3,028,565

Escrowed / Prerefunded — 1.6%

Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	$280	$305,337
Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	470	512,530

		$817,867

General Obligations — 4.5%

Johnson City, 5.00%, 6/1/31	$350	$353,630
Tennessee, 5.00%, 5/1/29	1,000	1,055,720
Williamson County, 3.25%, 4/1/17(1)	850	905,411

		$2,314,761

Hospital — 11.0%

Chattanooga, Health, Educational and Housing Facilities Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$500	$529,025
Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	1,000	866,490
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	812,550
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	3,200	422,464
Knox County, Health, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	500	456,625
Rutherford County, Health and Educational Facilities Board, (Ascension Health Care Group), 5.00%, 11/15/40	1,250	1,227,125
Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	500	502,410
Sullivan County, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	1,000	835,550

		$5,652,239

Housing — 5.7%

Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$465	$433,757
Tennessee Housing Development Agency, (AMT), 4.85%, 7/1/38	495	443,441
Tennessee Housing Development Agency, (AMT), 4.95%, 1/1/37	440	406,225
Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,290	1,226,571
Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	465	430,171

		$2,940,165

Industrial Development Revenue — 1.8%

Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$340	$327,053
Metropolitan Nashville Airport Authority, (Aero Nashville Project), 5.20%, 7/1/26	500	455,765
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	150	125,994

		$908,812

Insured – Education — 2.7%

Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,369,863

		$1,369,863

Insured – Electric Utilities — 12.1%

Lawrenceburg, Electric Revenue, (NPFG), 6.625%, 7/1/18	$1,000	$1,177,130
Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	500	508,670
Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,000	1,002,280
Metropolitan Government of Nashville and Davidson County, (NPFG), 0.00%, 5/15/17	2,000	1,691,320

See Notes to Financial Statements.

Eaton Vance
Tennessee Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities (continued)

Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$260	$245,357
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	200	179,886
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	420	375,484
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	300	286,053
Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	680	744,661

		$6,210,841

Insured – Escrowed / Prerefunded — 10.4%

Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25	$1,500	$1,504,890
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), Prerefunded to 1/1/13, 5.00%, 1/1/26	825	890,662
Shelby County, (Lebonheur Children’s Hospital), (NPFG), Escrowed to Maturity, 5.50%, 8/15/12	645	670,703
West Wilson Utility District Waterworks, (NPFG), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,000	2,254,080

		$5,320,335

Insured – General Obligations — 8.3%

Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	$500	$500,715
Franklin, Special School District, (AGM), 0.00%, 6/1/19	1,425	1,074,065
Franklin, Special School District, (AGM), 0.00%, 6/1/20	2,500	1,783,350
Manchester, (AGM), 5.00%, 6/1/38	250	259,650
Memphis, (AGC), 5.00%, 4/1/26	530	618,606

		$4,236,386

Insured – Hospital — 1.3%

Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), 5.00%, 1/1/26	$675	$663,505

		$663,505

Insured – Lease Revenue / Certificates of Participation — 1.1%

Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$500	$588,655

		$588,655

Insured – Special Tax Revenue — 2.4%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$3,000	$547,470
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	4,450	363,565
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	1,750	345,730

		$1,256,765

Insured – Transportation — 2.4%

Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	$100	$100,119
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	560	518,470
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	640	586,919

		$1,205,508

Insured – Water and Sewer — 14.1%

Clarksville, Water, Sewer and Gas, (AGM), 5.25%, 2/1/18	$1,000	$1,151,540
Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), (NPFG), 5.00%, 9/1/35	1,000	986,090
Hawkins County, First Utility District, (AGC), 5.00%, 6/1/42	750	752,888
Knox County, First Utility District, (NPFG), 5.00%, 12/1/25	875	888,484
Knoxville, Waste Water System, (NPFG), 4.00%, 4/1/40	985	823,558
Memphis, Sanitary Sewer System, (AGM), 4.75%, 7/1/24	1,000	1,021,170
Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), (NPFG), 5.20%, 1/1/13	790	836,231
South Blount County, Utility District, Water Revenue, (AGM), 5.00%, 12/1/33	500	502,780
West Wilson Utility District Waterworks, (NPFG), 4.00%, 6/1/32	300	256,830

		$7,219,571

Other Revenue — 0.8%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$6,550	$188,182
Tennessee Energy Acquisition Corp., Gas Revenue, 5.25%, 9/1/26	250	236,302

		$424,484

See Notes to Financial Statements.

Eaton Vance
Tennessee Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Special Tax Revenue — 2.0%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$135	$133,218
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	145	141,681
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	4,815	210,945
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	220	214,907
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	328,471

		$1,029,222

Transportation — 2.5%

Memphis-Shelby County, Airport Authority, (AMT), 5.75%, 7/1/24	$1,250	$1,283,050

		$1,283,050

Water and Sewer — 1.9%

West Wilson, Utility District, 4.50%, 6/1/36	$1,000	$961,250

		$961,250

Total Tax-Exempt Investments — 100.2%
(identified cost $52,501,634)		$51,386,860

Other Assets, Less Liabilities — (0.2)%		$(84,072)

Net Assets — 100.0%		$51,302,788

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Tennessee municipalities. In addition, 10.5% of the Fund’s net assets at February 28, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2011, 54.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 26.3% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $49,907.

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 102.4%

	Principal Amount
Security	(000’s omitted)	Value

Education — 9.6%

Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,671,831
University of Virginia, 5.00%, 6/1/40(1)	5,100	5,191,239
Virginia College Building Authority, 5.00%, 9/1/33	4,000	4,081,520
Virginia College Building Authority, 5.00%, 9/1/38	275	276,623

		$11,221,213

Electric Utilities — 2.5%

Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,500	$1,402,395
Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	1,500	1,516,605

		$2,919,000

Escrowed / Prerefunded — 0.1%

Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.60%, 11/15/30	$75	$81,418

		$81,418

General Obligations — 4.9%

Loudoun County, 5.00%, 7/1/27	$2,820	$3,039,988
Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,390	1,422,860
Portsmouth, 4.75%, 7/15/25	500	524,425
Portsmouth, 5.25%, 7/15/25	675	739,786

		$5,727,059

Hospital — 19.1%

Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$2,250	$2,139,660
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	5,000	5,273,596
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,035,280
Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	1,000	936,120
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	795	780,969
Prince William County Industrial Development Authority, 5.20%, 10/1/30	465	432,050
Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	1,000	908,200
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,046,804
Virginia Small Business Financing Authority, (Sentara Healthcare), 5.00%, 11/1/40	2,950	2,865,394
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,377,255
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	2,000	1,715,060
Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	2,000	1,970,640

		$22,481,028

Housing — 9.3%

Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$5,000	$4,386,650
Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00% to 11/1/22 (Put Date), 11/1/33	1,760	1,638,208
Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	2,750	2,588,135
Virginia Housing Development Authority, (AMT), Variable Rate, 31.123%, 10/1/35(3)(4)(5)	1,000	933,950
Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	1,500	1,417,050

		$10,963,993

Industrial Development Revenue — 3.9%

James City County Industrial Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 6.00%, 4/1/32	$1,250	$1,249,863
Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	1,625	1,461,557
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,230	1,873,111

		$4,584,531

Insured – Education — 5.2%

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$5,655	$6,155,920

		$6,155,920

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities — 4.5%

Halifax County Industrial Development Authority, (Old Dominion Electric Cooperation), (AMBAC), (AMT), 5.625%, 6/1/28	$2,000	$2,040,900
Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	2,015	2,206,606
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	1,077,770

		$5,325,276

Insured – Hospital — 5.7%

Harrisonburg Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 5.00%, 8/15/46	$325	$274,492
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), (AGC), 4.50%, 11/1/42	1,000	835,720
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	1,500	1,655,085
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	3,655	3,976,347

		$6,741,644

Insured – Lease Revenue / Certificates of Participation — 0.7%

Rappahannock Regional Jail Authority, (NPFG), 4.50%, 12/1/36	$940	$863,352

		$863,352

Insured – Special Tax Revenue — 0.3%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$316,251

		$316,251

Insured – Transportation — 20.7%

Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$5,051,550
Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.00%, 10/1/33	1,000	936,340
Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.25%, 10/1/32	1,000	974,120
Metropolitan Washington, DC, Airport Authority System, (NPFG), (AMT), 5.50%, 10/1/27	5,255	5,274,548
Norfolk Airport Authority, (FGIC), (NPFG), 5.125%, 7/1/31	1,000	999,300
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	3,040	2,814,554
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,560,208
Richmond Metropolitan Authority, Expressway, (FGIC), (NPFG), 5.25%, 7/15/22	3,800	4,026,100
Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	2,970	2,747,072

		$24,383,792

Other Revenue — 4.8%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,000	$201,110
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	14,980	221,704
Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,250	1,206,088
Tobacco Settlement Financing Corp., 5.00%, 6/1/47	2,000	1,165,980
Virginia Resources Authority, Infrastructure Revenue, 5.25%, 11/1/33	2,710	2,821,760

		$5,616,642

Senior Living / Life Care — 1.8%

Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	$1,480	$1,253,412
Virginia Beach Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	1,000	837,540

		$2,090,952

Special Tax Revenue — 1.5%

Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$6,250	$1,020,125
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(6)	800	781,480

		$1,801,605

Transportation — 2.2%

Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,008,630
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,521,360

		$2,529,990

Water and Sewer — 5.6%

Fairfax County Water Authority, 5.25%, 4/1/27	$2,795	$3,230,014
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	2,450	2,322,526

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Water and Sewer (continued)

Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	$1,000	$1,050,170

		$6,602,710

Total Tax-Exempt Investments — 102.4%
(identified cost $121,456,631)		$120,406,376

Other Assets, Less Liabilities — (2.4)%		$(2,816,416)

Net Assets — 100.0%		$117,589,960

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2011, 36.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 23.4% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2011, the aggregate value of these securities is $933,950 or 0.8% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2011.

(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(6)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $181,480.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Statements of Assets and Liabilities (Unaudited)

	February 28, 2011

Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

Investments —
Identified cost	$52,454,001	$70,398,913	$78,264,377	$49,861,070
Unrealized appreciation (depreciation)	15,875	(2,748,777)	(1,766,511)	(460,047)

Investments, at value	$52,469,876	$67,650,136	$76,497,866	$49,401,023

Cash	$404,675	$766,482	$100,696	$954,730
Interest receivable	659,923	790,066	926,850	516,355
Receivable for investments sold	737,999	—	—	1,010,000
Receivable for Fund shares sold	26,249	18,744	16,547	12,742
Receivable for open swap contracts	—	19,041	33,647	2,958

Total assets	$54,298,722	$69,244,469	$77,575,606	$51,897,808

Liabilities

Payable for floating rate notes issued	$1,710,000	$795,000	$7,470,000	$—
Payable for investments purchased	—	—	—	862,320
Payable for variation margin on open financial futures contracts	7,297	—	15,938	—
Payable for open swap contracts	30,703	191,215	136,457	102,343
Payable for Fund shares redeemed	160,870	90,711	205,197	39,363
Distributions payable	87,513	80,192	129,902	45,687
Payable to affiliates:
Investment adviser fee	12,122	17,850	19,424	11,469
Distribution and service fees	10,067	15,380	16,657	10,030
Interest expense and fees payable	3,823	1,425	12,250	—
Accrued expenses	45,990	47,284	51,518	44,483

Total liabilities	$2,068,385	$1,239,057	$8,057,343	$1,115,695

Net Assets	$52,230,337	$68,005,412	$69,518,263	$50,782,113

Sources of Net Assets

Paid-in capital	$53,742,745	$74,924,958	$78,714,047	$55,405,528
Accumulated net realized loss	(1,427,940)	(3,947,108)	(7,211,888)	(4,074,066)
Accumulated undistributed (distributions in excess of) net investment income	(52,411)	(51,487)	(21,309)	10,083
Net unrealized depreciation	(32,057)	(2,920,951)	(1,962,587)	(559,432)

Net Assets	$52,230,337	$68,005,412	$69,518,263	$50,782,113

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2011

Class A Shares	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

Net Assets	$43,048,699	$59,178,278	$49,333,765	$46,759,071
Shares Outstanding	4,639,473	6,754,562	5,945,919	5,545,877
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.28	$8.76	$8.30	$8.43
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$9.74	$9.20	$8.71	$8.85

Class B Shares

Net Assets	$2,290,066	$2,944,162	$3,979,115	$1,929,854
Shares Outstanding	224,403	312,821	448,827	211,994
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.21	$9.41	$8.87	$9.10

Class C Shares

Net Assets	$2,391,787	$5,882,013	$8,497,409	$2,092,228
Shares Outstanding	234,164	625,088	957,683	229,677
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.21	$9.41	$8.87	$9.11

Class I Shares

Net Assets	$4,499,785	$959	$7,707,974	$960
Shares Outstanding	484,682	110	926,287	114
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$9.28	$8.76	$8.32	$8.43

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2011

Assets	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund

Investments —
Identified cost	$90,469,223	$88,450,167	$118,994,463	$148,600,909
Unrealized depreciation	(3,177,900)	(1,539,792)	(1,701,017)	(7,487,408)

Investments, at value	$87,291,323	$86,910,375	$117,293,446	$141,113,501

Cash	$76,786	$366,622	$16,065	$82,811
Interest receivable	1,124,326	1,116,735	1,400,389	1,265,014
Receivable for investments sold	—	105,000	—	1,613,286
Receivable for Fund shares sold	158,079	59,647	168,391	61,288
Receivable for open swap contracts	38,342	—	—	—

Total assets	$88,688,856	$88,558,379	$118,878,291	$144,135,900

Liabilities

Payable for floating rate notes issued	$3,810,000	$3,110,000	$12,335,000	$17,370,000
Demand note payable	600,000	—	1,800,000	400,000
Payable for when-issued securities	—	—	—	753,865
Payable for variation margin on open financial futures contracts	10,500	14,391	26,875	34,688
Payable for open swap contracts	—	62,259	—	—
Payable for Fund shares redeemed	515,780	274,676	190,996	182,481
Distributions payable	128,727	101,700	194,728	148,556
Payable to affiliates:
Investment adviser fee	24,468	24,411	33,681	41,576
Distribution and service fees	21,579	17,418	23,156	32,962
Interest expense and fees payable	7,230	6,625	26,716	26,028
Accrued expenses	59,204	55,813	62,455	64,324

Total liabilities	$5,177,488	$3,667,293	$14,693,607	$19,054,480

Net Assets	$83,511,368	$84,891,086	$104,184,684	$125,081,420

Sources of Net Assets

Paid-in capital	$94,974,545	$94,261,292	$111,167,111	$145,746,257
Accumulated net realized loss	(8,284,250)	(7,846,532)	(5,437,677)	(13,325,519)
Accumulated undistributed (distributions in excess of) net investment income	(2,509)	104,203	218,702	228,278
Net unrealized depreciation	(3,176,418)	(1,627,877)	(1,763,452)	(7,567,596)

Net Assets	$83,511,368	$84,891,086	$104,184,684	$125,081,420

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2011

Class A Shares	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund

Net Assets	$62,028,073	$77,132,808	$73,178,340	$100,421,494
Shares Outstanding	7,225,538	8,670,871	8,609,308	12,249,949
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.58	$8.90	$8.50	$8.20
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$9.01	$9.34	$8.92	$8.61

Class B Shares

Net Assets	$4,375,473	$3,117,516	$3,070,158	$7,835,936
Shares Outstanding	467,355	317,101	335,857	873,953
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.36	$9.83	$9.14	$8.97

Class C Shares

Net Assets	$12,076,869	$4,639,812	$13,335,382	$16,823,064
Shares Outstanding	1,289,719	472,359	1,458,452	1,874,258
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.36	$9.82	$9.14	$8.98

Class I Shares

Net Assets	$5,030,953	$950	$14,600,804	$926
Shares Outstanding	584,859	107	1,712,922	113
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$8.60	$8.90	$8.52	$8.19

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2011

Assets	South Carolina Fund	Tennessee Fund	Virginia Fund

Investments —
Identified cost	$159,223,192	$52,501,634	$121,456,631
Unrealized depreciation	(5,668,783)	(1,114,774)	(1,050,255)

Investments, at value	$153,554,409	$51,386,860	$120,406,376

Cash	$36,963	$75,690	$1,456,237
Interest receivable	1,996,428	607,487	1,711,579
Receivable for investments sold	553,108	430,932	—
Receivable for Fund shares sold	27,195	8,094	85,014
Receivable for open swap contracts	—	23,996	52,949

Total assets	$156,168,103	$52,533,059	$123,712,155

Liabilities

Payable for floating rate notes issued	$18,740,000	$445,000	$5,450,000
Demand note payable	600,000	400,000	—
Payable for variation margin on open financial futures contracts	42,813	11,250	45,938
Payable for open swap contracts	—	85,286	84,433
Payable for Fund shares redeemed	643,091	157,141	182,274
Distributions payable	260,261	57,746	213,634
Payable to affiliates:
Investment adviser fee	46,262	11,919	38,374
Distribution and service fees	33,754	13,647	24,777
Interest expense and fees payable	29,977	720	5,431
Accrued expenses	84,402	47,562	77,334

Total liabilities	$20,480,560	$1,230,271	$6,122,195

Net Assets	$135,687,543	$51,302,788	$117,589,960

Sources of Net Assets

Paid-in capital	$157,986,146	$57,355,310	$134,159,307
Accumulated net realized loss	(16,664,278)	(4,780,212)	(15,396,460)
Accumulated undistributed (distributions in excess of) net investment income	132,200	(30,411)	177,678
Net unrealized depreciation	(5,766,525)	(1,241,899)	(1,350,565)

Net Assets	$135,687,543	$51,302,788	$117,589,960

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2011

Class A Shares	South Carolina Fund	Tennessee Fund	Virginia Fund

Net Assets	$81,765,970	$41,262,615	$83,673,916
Shares Outstanding	9,550,125	4,851,737	10,416,997
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.56	$8.50	$8.03
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$8.99	$8.92	$8.43

Class B Shares

Net Assets	$5,490,720	$2,226,794	$4,803,494
Shares Outstanding	604,743	240,341	540,274
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.08	$9.27	$8.89

Class C Shares

Net Assets	$23,813,290	$7,812,423	$11,652,781
Shares Outstanding	2,621,690	843,809	1,309,827
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.08	$9.26	$8.90

Class I Shares

Net Assets	$24,617,563	$956	$17,459,769
Shares Outstanding	2,872,603	112	2,168,388
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$8.57	$8.50	$8.05

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Statements of Operations (Unaudited)

	Six Months Ended February 28, 2011

Investment Income	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

Interest	$1,418,810	$1,748,516	$2,209,563	$1,310,634

Total investment income	$1,418,810	$1,748,516	$2,209,563	$1,310,634

Expenses

Investment adviser fee	$81,231	$112,376	$131,149	$72,211
Distribution and service fees
Class A	45,552	60,560	53,997	47,184
Class B	13,978	13,942	21,481	10,732
Class C	13,155	28,950	42,688	10,352
Trustees’ fees and expenses	1,120	1,363	1,444	1,070
Custodian fee	20,686	23,801	23,572	20,734
Transfer and dividend disbursing agent fees	11,304	11,983	16,768	11,370
Legal and accounting services	20,399	19,174	23,485	20,142
Printing and postage	3,080	3,486	3,284	3,127
Registration fees	1,635	—	1,507	2,353
Interest expense and fees	7,685	4,357	39,522	—
Miscellaneous	8,145	10,706	9,241	7,795

Total expenses	$227,970	$290,698	$368,138	$207,070

Deduct —
Reduction of custodian fee	$752	$874	$290	$744

Total expense reductions	$752	$874	$290	$744

Net expenses	$227,218	$289,824	$367,848	$206,326

Net investment income	$1,191,592	$1,458,692	$1,841,715	$1,104,308

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$65,689	$15,720	$2,655	$(16,020)
Financial futures contracts	127,561	—	983,615	—
Swap contracts	162,227	518,319	703,268	626,756

Net realized gain	$355,477	$534,039	$1,689,538	$610,736

Change in unrealized appreciation (depreciation) —
Investments	$(4,250,770)	$(5,184,892)	$(6,977,123)	$(3,693,736)
Financial futures contracts	(13,970)	—	4,649	—
Swap contracts	4,133	914,299	339,004	308,000

Net change in unrealized appreciation (depreciation)	$(4,260,607)	$(4,270,593)	$(6,633,470)	$(3,385,736)

Net realized and unrealized loss	$(3,905,130)	$(3,736,554)	$(4,943,932)	$(2,775,000)

Net decrease in net assets from operations	$(2,713,538)	$(2,277,862)	$(3,102,217)	$(1,670,692)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Statements of Operations (Unaudited) — continued

	Six Months Ended February 28, 2011

Investment Income	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund

Interest	$2,490,665	$2,384,127	$3,332,641	$4,183,198

Total investment income	$2,490,665	$2,384,127	$3,332,641	$4,183,198

Expenses

Investment adviser fee	$168,729	$168,627	$223,131	$287,625
Distribution and service fees
Class A	68,709	85,684	79,517	112,647
Class B	24,290	17,674	17,262	43,927
Class C	66,161	24,452	70,508	88,716
Trustees’ fees and expenses	1,710	1,710	2,021	2,378
Custodian fee	35,772	28,239	33,268	38,543
Transfer and dividend disbursing agent fees	21,837	19,875	26,684	25,727
Legal and accounting services	28,493	19,845	24,680	19,453
Printing and postage	2,148	4,282	5,002	4,421
Registration fees	3,315	2,895	363	1,057
Interest expense and fees	17,417	15,166	62,940	58,582
Miscellaneous	10,922	12,783	9,783	17,498

Total expenses	$449,503	$401,232	$555,159	$700,574

Deduct —
Reduction of custodian fee	$581	$853	$762	$295

Total expense reductions	$581	$853	$762	$295

Net expenses	$448,922	$400,379	$554,397	$700,279

Net investment income	$2,041,743	$1,983,748	$2,778,244	$3,482,919

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$12,834	$21,465	$(282,445)	$451,923
Financial futures contracts	689,015	150,841	(81,943)	(106,881)
Swap contracts	(20,215)	86,933	590,303	885,454

Net realized gain	$681,634	$259,239	$225,915	$1,230,496

Change in unrealized appreciation (depreciation) —
Investments	$(7,375,475)	$(7,939,808)	$(11,770,351)	$(18,154,395)
Financial futures contracts	(362)	(10,184)	(62,435)	(80,188)
Swap contracts	365,377	368,785	193,531	290,296

Net change in unrealized appreciation (depreciation)	$(7,010,460)	$(7,581,207)	$(11,639,255)	$(17,944,287)

Net realized and unrealized loss	$(6,328,826)	$(7,321,968)	$(11,413,340)	$(16,713,791)

Net decrease in net assets from operations	$(4,287,083)	$(5,338,220)	$(8,635,096)	$(13,230,872)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Statements of Operations (Unaudited) — continued

	Six Months Ended February 28, 2011

Investment Income	South Carolina Fund	Tennessee Fund	Virginia Fund

Interest	$4,681,985	$1,412,918	$3,649,013

Total investment income	$4,681,985	$1,412,918	$3,649,013

Expenses

Investment adviser fee	$332,583	$80,972	$254,000
Distribution and service fees
Class A	94,349	44,145	91,824
Class B	29,876	12,311	26,807
Class C	125,897	41,643	59,991
Trustees’ fees and expenses	2,651	1,129	2,274
Custodian fee	58,318	21,876	46,972
Transfer and dividend disbursing agent fees	31,156	11,645	29,300
Legal and accounting services	22,446	20,839	19,697
Printing and postage	3,909	4,827	4,964
Registration fees	253	182	2,525
Interest expense and fees	95,871	2,352	29,496
Miscellaneous	11,989	8,434	15,060

Total expenses	$809,298	$250,355	$582,910

Deduct —
Reduction of custodian fee	$612	$529	$561

Total expense reductions	$612	$529	$561

Net expenses	$808,686	$249,826	$582,349

Net investment income	$3,873,299	$1,163,092	$3,066,664

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(860,550)	$100,462	$(3,192,490)
Financial futures contracts	(175,669)	694,316	4,206,803
Swap contracts	—	528,104	418,208

Net realized gain (loss)	$(1,036,219)	$1,322,882	$1,432,521

Change in unrealized appreciation (depreciation) —
Investments	$(17,679,057)	$(4,589,097)	$(9,370,674)
Financial futures contracts	(97,742)	3,281	145,871
Swap contracts	—	259,503	515,933

Net change in unrealized appreciation (depreciation)	$(17,776,799)	$(4,326,313)	$(8,708,870)

Net realized and unrealized loss	$(18,813,018)	$(3,003,431)	$(7,276,349)

Net decrease in net assets from operations	$(14,939,719)	$(1,840,339)	$(4,209,685)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended February 28, 2011

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

From operations —
Net investment income	$1,191,592	$1,458,692	$1,841,715	$1,104,308
Net realized gain from investment transactions, financial futures contracts and swap contracts	355,477	534,039	1,689,538	610,736
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(4,260,607)	(4,270,593)	(6,633,470)	(3,385,736)

Net decrease in net assets from operations	$(2,713,538)	$(2,277,862)	$(3,102,217)	$(1,670,692)

Distributions to shareholders —
From net investment income
Class A	$(983,502)	$(1,290,831)	$(1,287,252)	$(1,022,709)
Class B	(52,017)	(51,350)	(90,506)	(40,262)
Class C	(49,459)	(106,938)	(180,629)	(39,012)
Class I	(99,938)	(22)	(210,487)	(22)

Total distributions to shareholders	$(1,184,916)	$(1,449,141)	$(1,768,874)	$(1,102,005)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,548,746	$2,435,403	$1,768,507	$3,161,968
Class B	70,187	397,663	81,864	13,730
Class C	423,445	1,081,496	832,087	115,987
Class I	872,534	—	1,155,577	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	568,589	862,804	812,707	762,190
Class B	30,126	40,235	49,617	27,926
Class C	20,518	61,602	107,914	26,690
Class I	7,105	—	4,625	—
Cost of shares redeemed
Class A	(5,588,326)	(4,798,619)	(8,794,128)	(3,934,010)
Class B	(936,081)	(72,969)	(455,205)	(227,254)
Class C	(782,973)	(1,010,816)	(1,492,200)	(172,878)
Class I	(273,262)	—	(1,618,730)	—
Net asset value of shares exchanged
Class A	618,521	445,128	552,061	364,395
Class B	(618,521)	(445,128)	(552,061)	(364,395)

Net decrease in net assets from Fund share transactions	$(4,039,392)	$(1,003,201)	$(7,547,365)	$(225,651)

Net decrease in net assets	$(7,937,846)	$(4,730,204)	$(12,418,456)	$(2,998,348)

Net Assets

At beginning of period	$60,168,183	$72,735,616	$81,936,719	$53,780,461

At end of period	$52,230,337	$68,005,412	$69,518,263	$50,782,113

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(52,411)	$(51,487)	$(21,309)	$10,083

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Statements of Changes in Net Assets (Unaudited) — continued

	Six Months Ended February 28, 2011

Increase (Decrease) in Net Assets	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund

From operations —
Net investment income	$2,041,743	$1,983,748	$2,778,244	$3,482,919
Net realized gain from investment transactions, financial futures contracts and swap contracts	681,634	259,239	225,915	1,230,496
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(7,010,460)	(7,581,207)	(11,639,255)	(17,944,287)

Net decrease in net assets from operations	$(4,287,083)	$(5,338,220)	$(8,635,096)	$(13,230,872)

Distributions to shareholders —
From net investment income
Class A	$(1,532,872)	$(1,816,699)	$(1,950,906)	$(2,853,593)
Class B	(94,585)	(64,582)	(74,972)	(198,559)
Class C	(258,510)	(89,664)	(307,232)	(403,077)
Class I	(130,261)	(22)	(417,244)	(25)

Total distributions to shareholders	$(2,016,228)	$(1,970,967)	$(2,750,354)	$(3,455,254)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,662,179	$3,471,686	$5,712,606	$6,333,501
Class B	45,937	56,916	115,707	153,693
Class C	1,029,713	593,884	3,241,532	1,329,719
Class I	726,546	—	3,218,016	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	980,285	1,224,968	1,314,354	2,011,965
Class B	63,954	46,159	42,232	130,569
Class C	133,216	50,910	180,089	313,781
Class I	19,470	—	34,654	—
Cost of shares redeemed
Class A	(12,143,417)	(16,934,632)	(12,750,055)	(22,298,497)
Class B	(470,664)	(222,619)	(295,412)	(954,001)
Class C	(3,309,556)	(1,457,776)	(3,532,327)	(3,641,220)
Class I	(890,849)	—	(4,054,486)	—
Net asset value of shares exchanged
Class A	853,719	941,827	651,704	1,155,978
Class B	(853,719)	(941,827)	(651,704)	(1,155,978)

Net decrease in net assets from Fund share transactions	$(12,153,186)	$(13,170,504)	$(6,773,090)	$(16,620,490)

Net decrease in net assets	$(18,456,497)	$(20,479,691)	$(18,158,540)	$(33,306,616)

Net Assets

At beginning of period	$101,967,865	$105,370,777	$122,343,224	$158,388,036

At end of period	$83,511,368	$84,891,086	$104,184,684	$125,081,420

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(2,509)	$104,203	$218,702	$228,278

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Statements of Changes in Net Assets (Unaudited) — continued

	Six Months Ended February 28, 2011

Increase (Decrease) in Net Assets	South Carolina Fund	Tennessee Fund	Virginia Fund

From operations —
Net investment income	$3,873,299	$1,163,092	$3,066,664
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	(1,036,219)	1,322,882	1,432,521
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(17,776,799)	(4,326,313)	(8,708,870)

Net decrease in net assets from operations	$(14,939,719)	$(1,840,339)	$(4,209,685)

Distributions to shareholders —
From net investment income
Class A	$(2,321,323)	$(957,177)	$(2,201,734)
Class B	(130,955)	(46,262)	(113,595)
Class C	(554,211)	(156,925)	(255,618)
Class I	(848,027)	(22)	(449,210)

Total distributions to shareholders	$(3,854,516)	$(1,160,386)	$(3,020,157)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,939,187	$1,577,197	$2,214,043
Class B	154,755	23,822	88,994
Class C	2,948,656	887,877	1,885,255
Class I	2,753,523	—	1,562,579
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,617,887	637,601	1,430,891
Class B	91,557	27,223	82,813
Class C	373,910	100,298	169,023
Class I	6,011	—	15,015
Cost of shares redeemed
Class A	(22,968,104)	(6,303,181)	(14,770,971)
Class B	(563,027)	(361,346)	(624,722)
Class C	(4,978,849)	(1,695,254)	(3,122,668)
Class I	(13,459,366)	—	(1,680,542)
Net asset value of shares exchanged
Class A	728,576	347,926	904,035
Class B	(728,576)	(347,926)	(904,035)

Net decrease in net assets from Fund share transactions	$(30,083,860)	$(5,105,763)	$(12,750,290)

Net decrease in net assets	$(48,878,095)	$(8,106,488)	$(19,980,132)

Net Assets

At beginning of period	$184,565,638	$59,409,276	$137,570,092

At end of period	$135,687,543	$51,302,788	$117,589,960

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$132,200	$(30,411)	$177,678

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2010

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

From operations —
Net investment income	$2,360,609	$2,881,559	$3,765,133	$2,322,361
Net realized loss from investment transactions, financial futures contracts and swap contracts	(481,150)	(710,775)	(2,749,341)	(866,148)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	4,208,066	3,381,537	5,879,680	3,825,845

Net increase in net assets from operations	$6,087,525	$5,552,321	$6,895,472	$5,282,058

Distributions to shareholders —
From net investment income
Class A	$(1,882,884)	$(2,564,910)	$(2,765,271)	$(2,067,184)
Class B	(175,235)	(118,677)	(221,021)	(128,422)
Class C	(70,391)	(164,913)	(340,930)	(86,335)
Class I	(197,233)	(3)	(349,766)	(4)

Total distributions to shareholders	$(2,325,743)	$(2,848,503)	$(3,676,988)	$(2,281,945)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,002,579	$8,143,699	$4,959,932	$4,107,507
Class B	274,781	437,809	253,077	71,711
Class C	1,423,040	3,485,950	2,873,331	282,499
Class I	2,809,071	1,000	4,774,264	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,050,150	1,736,040	1,701,794	1,511,872
Class B	96,024	87,146	126,907	80,701
Class C	28,016	71,029	212,638	54,733
Class I	4,667	—	4,596	—
Cost of shares redeemed
Class A	(5,010,758)	(8,419,076)	(15,074,007)	(7,218,451)
Class B	(1,181,457)	(508,511)	(751,525)	(732,281)
Class C	(223,145)	(1,025,446)	(1,980,174)	(735,879)
Class I	(2,242,138)	—	(2,902,022)	—
Net asset value of shares exchanged
Class A	1,962,118	500,106	1,099,843	1,211,433
Class B	(1,962,118)	(500,106)	(1,099,843)	(1,211,433)

Net increase (decrease) in net assets from Fund share transactions	$2,030,830	$4,009,640	$(5,801,189)	$(2,576,588)

Net increase (decrease) in net assets	$5,792,612	$6,713,458	$(2,582,705)	$423,525

Net Assets

At beginning of year	$54,375,571	$66,022,158	$84,519,424	$53,356,936

At end of year	$60,168,183	$72,735,616	$81,936,719	$53,780,461

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(59,087)	$(61,038)	$(94,150)	$7,780

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2010

Increase (Decrease) in Net Assets	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund

From operations —
Net investment income	$4,212,283	$4,149,886	$5,107,840	$6,989,227
Net realized loss from investment transactions, financial futures contracts and swap contracts	(2,076,085)	(1,905,572)	(1,635,431)	(1,128,998)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	7,349,502	7,154,894	7,986,992	12,429,003

Net increase in net assets from operations	$9,485,700	$9,399,208	$11,459,401	$18,289,232

Distributions to shareholders —
From net investment income
Class A	$(3,246,915)	$(3,609,399)	$(3,680,292)	$(5,436,379)
Class B	(251,236)	(176,549)	(175,058)	(421,519)
Class C	(493,977)	(184,241)	(431,779)	(750,036)
Class I	(168,777)	(3)	(620,351)	(4)

Total distributions to shareholders	$(4,160,905)	$(3,970,192)	$(4,907,480)	$(6,607,938)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,019,920	$11,578,122	$15,785,575	$14,719,815
Class B	448,789	262,641	662,487	723,739
Class C	3,834,305	1,129,500	6,533,783	3,700,547
Class I	5,519,441	1,000	9,954,706	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,204,614	2,479,424	2,493,200	3,892,858
Class B	166,287	103,170	94,583	288,078
Class C	281,137	105,146	261,230	611,178
Class I	18,356	—	38,193	—
Cost of shares redeemed
Class A	(16,992,649)	(15,326,685)	(16,370,019)	(21,939,235)
Class B	(1,416,143)	(808,556)	(965,415)	(1,406,508)
Class C	(2,026,008)	(1,232,748)	(1,244,373)	(4,254,119)
Class I	(548,169)	—	(1,944,561)	—
Net asset value of shares exchanged
Class A	1,397,005	1,931,540	1,059,042	1,799,176
Class B	(1,397,005)	(1,931,540)	(1,059,042)	(1,799,176)

Net increase (decrease) in net assets from Fund share transactions	$509,880	$(1,708,986)	$15,299,389	$(3,662,647)

Net increase in net assets	$5,834,675	$3,720,030	$21,851,310	$8,018,647

Net Assets

At beginning of year	$96,133,190	$101,650,747	$100,491,914	$150,369,389

At end of year	$101,967,865	$105,370,777	$122,343,224	$158,388,036

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(28,024)	$91,422	$190,812	$200,613

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2010

Increase (Decrease) in Net Assets	South Carolina Fund	Tennessee Fund	Virginia Fund

From operations —
Net investment income	$7,521,114	$2,394,875	$6,412,413
Net realized loss from investment transactions, financial futures contracts and swap contracts	(639,507)	(1,881,145)	(7,415,915)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	12,672,773	3,748,253	9,027,272

Net increase in net assets from operations	$19,554,380	$4,261,983	$8,023,770

Distributions to shareholders —
From net investment income
Class A	$(4,452,212)	$(1,955,528)	$(4,519,267)
Class B	(303,759)	(124,357)	(306,291)
Class C	(920,540)	(243,108)	(493,554)
Class I	(1,456,997)	(3)	(762,823)

Total distributions to shareholders	$(7,133,508)	$(2,322,996)	$(6,081,935)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,631,955	$5,533,565	$9,763,672
Class B	462,876	105,534	455,028
Class C	6,962,469	3,622,464	2,655,392
Class I	19,646,213	1,000	11,245,638
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,176,302	1,237,196	3,094,154
Class B	217,271	76,491	209,320
Class C	619,657	156,514	341,923
Class I	8,856	—	13,781
Cost of shares redeemed
Class A	(19,115,700)	(8,579,710)	(23,611,643)
Class B	(1,938,906)	(558,100)	(1,793,375)
Class C	(3,969,297)	(984,585)	(1,978,949)
Class I	(6,199,080)	—	(2,649,348)
Net asset value of shares exchanged
Class A	1,520,287	797,433	2,444,819
Class B	(1,520,287)	(797,433)	(2,444,819)

Net increase (decrease) in net assets from Fund share transactions	$12,502,616	$610,369	$(2,254,407)

Net increase (decrease) in net assets	$24,923,488	$2,549,356	$(312,572)

Net Assets

At beginning of year	$159,642,150	$56,859,920	$137,882,664

At end of year	$184,565,638	$59,409,276	$137,570,092

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$113,417	$(33,117)	$131,171

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Statements of Cash Flows (Unaudited)

	Six Months Ended February 28, 2011

Cash Flows From Operating Activities	Georgia Fund	North Carolina Fund	South Carolina Fund

Net decrease in net assets from operations	$(3,102,217)	$(8,635,096)	$(14,939,719)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(2,617,065)	(6,505,458)	(13,676,683)
Investments sold	9,030,811	11,236,353	42,757,710
Net amortization/accretion of premium (discount)	(127,737)	(314,465)	(471,081)
Decrease in interest receivable	42,409	116,289	385,439
Decrease (increase) in receivable for investments sold	115,000	—	(553,108)
Increase in receivable for open swap contracts	(33,647)	—	—
Decrease in payable for when-issued securities	—	(1,054,810)	—
Increase (decrease) in payable for variation margin on open financial futures contracts	(63,749)	26,875	42,813
Decrease in payable for open swap contracts	(305,357)	(193,531)	—
Decrease in payable to affiliate for investment adviser fee	(4,084)	(4,620)	(14,874)
Decrease in payable to affiliate for distribution and service fees	(5,036)	(6,245)	(12,543)
Increase (decrease) in interest expense and fees payable	(995)	1,162	(3,761)
Decrease in accrued expenses	(26,283)	(23,442)	(15,754)
Net change in unrealized (appreciation) depreciation from investments	6,977,123	11,770,351	17,679,057
Net realized (gain) loss from investments	(2,655)	282,445	860,550

Net cash provided by operating activities	$9,876,518	$6,695,808	$32,038,046

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$3,876,666	$12,453,109	$10,312,867
Fund shares redeemed	(12,372,766)	(20,987,149)	(41,510,625)
Distributions paid, net of reinvestments	(794,806)	(1,170,320)	(1,804,934)
Repayment of secured borrowings	(1,200,000)	—	—
Increase in demand note payable	—	1,800,000	600,000

Net cash used in financing activities	$(10,490,906)	$(7,904,360)	$(32,402,692)

Net decrease in cash	$(614,388)	$(1,208,552)	$(364,646)

Cash at beginning of period	$715,084	$1,224,617	$401,609

Cash at end of period	$100,696	$16,065	$36,963

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$974,863	$1,571,329	$2,089,365
Cash paid for interest and fees	40,517	61,778	99,632

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights

	Alabama Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.930		$9.290	$9.330	$9.600	$9.910		$9.890

Income (Loss) From Operations

Net investment income(1)	$0.205		$0.402	$0.402	$0.402	$0.394		$0.401
Net realized and unrealized gain (loss)	(0.651)		0.634	(0.036)	(0.232)	(0.261)		0.026

Total income (loss) from operations	$(0.446)		$1.036	$0.366	$0.170	$0.133		$0.427

Less Distributions

From net investment income	$(0.204)		$(0.396)	$(0.406)	$(0.395)	$(0.395)		$(0.407)
From net realized gain	—		—	—	(0.045)	(0.048)		—

Total distributions	$(0.204)		$(0.396)	$(0.406)	$(0.440)	$(0.443)		$(0.407)

Net asset value — End of period	$9.280		$9.930	$9.290	$9.330	$9.600		$9.910

Total Return(2)	(4.52	)%(3)	11.37%	4.19%	1.89%	1.30%		4.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,049		$49,083	$43,090	$49,124	$44,947		$43,163
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(4)	0.73%	0.80%	0.76%	0.75	%(5)	0.75%
Interest and fee expense(6)	0.03	%(4)	0.02%	0.05%	0.11%	0.16%		0.09%
Total expenses before custodian fee reduction	0.76	%(4)	0.75%	0.85%	0.87%	0.91	%(5)	0.84%
Expenses after custodian fee reduction excluding interest and fees	0.73	%(4)	0.73%	0.79%	0.74%	0.74	%(5)	0.73%
Net investment income	4.35	%(4)	4.18%	4.59%	4.20%	3.99%		4.11%
Portfolio Turnover	4	%(3)	16%	22%	12%	29%		31%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1l).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Alabama Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$10.920		$10.230	$10.270	$10.560	$10.900		$10.870

Income (Loss) From Operations

Net investment income(1)	$0.186		$0.365	$0.370	$0.363	$0.353		$0.362
Net realized and unrealized gain (loss)	(0.711)		0.684	(0.036)	(0.255)	(0.293)		0.034

Total income (loss) from operations	$(0.525)		$1.049	$0.334	$0.108	$0.060		$0.396

Less Distributions

From net investment income	$(0.185)		$(0.359)	$(0.374)	$(0.353)	$(0.352)		$(0.366)
From net realized gain	—		—	—	(0.045)	(0.048)		—

Total distributions	$(0.185)		$(0.359)	$(0.374)	$(0.398)	$(0.400)		$(0.366)

Net asset value — End of period	$10.210		$10.920	$10.230	$10.270	$10.560		$10.900

Total Return(2)	(4.83	)%(3)	10.42%	3.56%	1.03%	0.51%		3.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,290		$3,949	$6,380	$8,643	$10,690		$13,854
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.48%	1.55%	1.52%	1.50	%(5)	1.50%
Interest and fee expense(6)	0.03	%(4)	0.02%	0.05%	0.11%	0.16%		0.09%
Total expenses before custodian fee reduction	1.52	%(4)	1.50%	1.60%	1.63%	1.66	%(5)	1.59%
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.48%	1.54%	1.49%	1.49	%(5)	1.48%
Net investment income	3.57	%(4)	3.46%	3.85%	3.44%	3.25%		3.37%
Portfolio Turnover	4	%(3)	16%	22%	12%	29%		31%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Alabama Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 28, 2011							Period Ended
	(Unaudited)		2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$10.930		$10.230	$10.270	$10.560	$10.900		$10.830

Income (Loss) From Operations

Net investment income(2)	$0.187		$0.361	$0.369	$0.368	$0.351		$0.138
Net realized and unrealized gain (loss)	(0.721)		0.698	(0.035)	(0.259)	(0.291)		0.089

Total income (loss) from operations	$(0.534)		$1.059	$0.334	$0.109	$0.060		$0.227

Less Distributions

From net investment income	$(0.186)		$(0.359)	$(0.374)	$(0.354)	$(0.352)		$(0.157)
From net realized gain	—		—	—	(0.045)	(0.048)		—

Total distributions	$(0.186)		$(0.359)	$(0.374)	$(0.399)	$(0.400)		$(0.157)

Net asset value — End of period	$10.210		$10.930	$10.230	$10.270	$10.560		$10.900

Total Return(3)	(4.91	)%(4)	10.52%	3.55%	1.03%	0.51%		2.13	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,392		$2,935	$1,562	$958	$1,285		$598
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(5)	1.48%	1.55%	1.51%	1.50	%(6)	1.50	%(5)
Interest and fee expense(7)	0.03	%(5)	0.02%	0.05%	0.11%	0.16%		0.09	%(5)
Total expenses before custodian fee reduction	1.51	%(5)	1.50%	1.60%	1.62%	1.66	%(6)	1.59	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(5)	1.48%	1.54%	1.49%	1.49	%(6)	1.48	%(5)
Net investment income	3.60	%(5)	3.40%	3.82%	3.48%	3.23%		2.85	%(5)
Portfolio Turnover	4	%(4)	16%	22%	12%	29%		31	%(8)

(1)	For the period from the start of business, March 21, 2006, to August 31, 2006.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(8)	For the year ended August 31, 2006.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Alabama Fund — Class I

	Six Months Ended		Year Ended August 31,
	February 28, 2011				Period Ended
	(Unaudited)		2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$9.930		$9.300	$9.340	$9.040

Income (Loss) From Operations

Net investment income(2)	$0.214		$0.420	$0.419	$0.209
Net realized and unrealized gain (loss)	(0.651)		0.625	(0.035)	0.300

Total income (loss) from operations	$(0.437)		$1.045	$0.384	$0.509

Less Distributions

From net investment income	$(0.213)		$(0.415)	$(0.424)	$(0.209)

Total distributions	$(0.213)		$(0.415)	$(0.424)	$(0.209)

Net asset value — End of period	$9.280		$9.930	$9.300	$9.340

Total Return(3)	(4.42	)%(4)	11.47%	4.51%	5.64	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,500		$4,201	$3,343	$3,958
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53	%(5)	0.53%	0.60%	0.56	%(5)
Interest and fee expense(6)	0.03	%(5)	0.02%	0.05%	0.11	%(5)
Total expenses before custodian fee reduction	0.56	%(5)	0.55%	0.65%	0.67	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.53	%(5)	0.53%	0.59%	0.54	%(5)
Net investment income	4.55	%(5)	4.37%	4.79%	4.47	%(5)
Portfolio Turnover	4	%(4)	16%	22%	12	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(7)	For the year ended August 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Arkansas Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.230		$8.870	$9.160	$9.710	$9.970		$9.870

Income (Loss) From Operations

Net investment income(1)	$0.190		$0.377	$0.392	$0.415	$0.419		$0.438
Net realized and unrealized gain (loss)	(0.471)		0.356	(0.278)	(0.540)	(0.254)		0.100

Total income (loss) from operations	$(0.281)		$0.733	$0.114	$(0.125)	$0.165		$0.538

Less Distributions

From net investment income	$(0.189)		$(0.373)	$(0.404)	$(0.425)	$(0.425)		$(0.438)

Total distributions	$(0.189)		$(0.373)	$(0.404)	$(0.425)	$(0.425)		$(0.438)

Net asset value — End of period	$8.760		$9.230	$8.870	$9.160	$9.710		$9.970

Total Return(2)	(3.07	)%(3)	8.39%	1.55%	(1.21)%	1.61%		5.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$59,178		$63,478	$59,111	$56,405	$57,319		$46,779
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(4)	0.75%	0.78%	0.76%	0.75	%(5)	0.74%
Interest and fee expense(6)	0.01	%(4)	0.01%	0.05%	0.14%	0.20%		0.21%
Total expenses before custodian fee reduction	0.74	%(4)	0.76%	0.83%	0.90%	0.95	%(5)	0.95%
Expenses after custodian fee reduction excluding interest and fees	0.73	%(4)	0.75%	0.78%	0.73%	0.72	%(5)	0.71%
Net investment income	4.29	%(4)	4.13%	4.71%	4.37%	4.19%		4.46%
Portfolio Turnover	3	%(3)	8%	18%	15%	26%		18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Arkansas Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.910		$9.530	$9.850	$10.430	$10.710		$10.610

Income (Loss) From Operations

Net investment income(1)	$0.168		$0.332	$0.356	$0.371	$0.372		$0.393
Net realized and unrealized gain (loss)	(0.501)		0.377	(0.311)	(0.573)	(0.275)		0.098

Total income (loss) from operations	$(0.333)		$0.709	$0.045	$(0.202)	$0.097		$0.491

Less Distributions

From net investment income	$(0.167)		$(0.329)	$(0.365)	$(0.378)	$(0.377)		$(0.391)

Total distributions	$(0.167)		$(0.329)	$(0.365)	$(0.378)	$(0.377)		$(0.391)

Net asset value — End of period	$9.410		$9.910	$9.530	$9.850	$10.430		$10.710

Total Return(2)	(3.38	)%(3)	7.53%	0.80%	(1.97)%	0.85%		4.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,944		$3,178	$3,525	$4,157	$5,413		$8,166
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.50%	1.53%	1.50%	1.50	%(5)	1.50%
Interest and fee expense(6)	0.01	%(4)	0.01%	0.05%	0.14%	0.20%		0.21%
Total expenses before custodian fee reduction	1.49	%(4)	1.51%	1.58%	1.64%	1.70	%(5)	1.71%
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.50%	1.53%	1.48%	1.47	%(5)	1.46%
Net investment income	3.53	%(4)	3.38%	3.98%	3.63%	3.47%		3.72%
Portfolio Turnover	3	%(3)	8%	18%	15%	26%		18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Arkansas Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 28, 2011							Period Ended
	(Unaudited)		2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.910		$9.530	$9.850	$10.420	$10.710		$10.550

Income (Loss) From Operations

Net investment income(2)	$0.168		$0.329	$0.354	$0.369	$0.364		$0.112
Net realized and unrealized gain (loss)	(0.501)		0.380	(0.309)	(0.562)	(0.277)		0.177

Total income (loss) from operations	$(0.333)		$0.709	$0.045	$(0.193)	$0.087		$0.289

Less Distributions

From net investment income	$(0.167)		$(0.329)	$(0.365)	$(0.377)	$(0.377)		$(0.129)

Total distributions	$(0.167)		$(0.329)	$(0.365)	$(0.377)	$(0.377)		$(0.129)

Net asset value — End of period	$9.410		$9.910	$9.530	$9.850	$10.420		$10.710

Total Return(3)	(3.38	)%(4)	7.53%	0.80%	(1.88)%	0.76%		2.76	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,882		$6,078	$3,386	$2,989	$2,756		$638
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(5)	1.50%	1.53%	1.52%	1.50	%(6)	1.49	%(5)
Interest and fee expense(7)	0.01	%(5)	0.01%	0.05%	0.14%	0.20%		0.21	%(5)
Total expenses before custodian fee reduction	1.49	%(5)	1.51%	1.58%	1.66%	1.70	%(6)	1.70	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(5)	1.50%	1.53%	1.48%	1.47	%(6)	1.46	%(5)
Net investment income	3.54	%(5)	3.35%	3.95%	3.62%	3.41%		3.07	%(5)
Portfolio Turnover	3	%(4)	8%	18%	15%	26%		18	%(8)

(1)	For the period from the start of business, April 28, 2006, to August 31, 2006.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(8)	For the year ended August 31, 2006.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Arkansas Fund — Class I

	Six Months Ended
	February 28, 2011		Period Ended
	(Unaudited)		August 31, 2010(1)

Net asset value — Beginning of period	$9.220		$9.130

Income (Loss) From Operations

Net investment income(2)	$0.198		$0.031
Net realized and unrealized gain (loss)	(0.460)		0.090

Total income (loss) from operations	$(0.262)		$0.121

Less Distributions

From net investment income	$(0.198)		$(0.031)

Total distributions	$(0.198)		$(0.031)

Net asset value — End of period	$8.760		$9.220

Total Return(3)	(2.86	)%(4)	1.32	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1		$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53	%(5)	0.55	%(5)
Interest and fee expense(6)	0.01	%(5)	0.01	%(5)
Total expenses(7)	0.54	%(5)	0.56	%(5)
Net investment income	4.46	%(5)	4.25	%(5)
Portfolio Turnover	3	%(4)	8	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	For the year ended August 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Georgia Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$8.820		$8.500	$8.730	$9.130	$9.460		$9.510

Income (Loss) From Operations

Net investment income(1)	$0.210		$0.400	$0.391	$0.393	$0.393		$0.420
Net realized and unrealized gain (loss)	(0.528)		0.310	(0.229)	(0.399)	(0.321)		(0.044)

Total income (loss) from operations	$(0.318)		$0.710	$0.162	$(0.006)	$0.072		$0.376

Less Distributions

From net investment income	$(0.202)		$(0.390)	$(0.392)	$(0.394)	$(0.402)		$(0.426)

Total distributions	$(0.202)		$(0.390)	$(0.392)	$(0.394)	$(0.402)		$(0.426)

Net asset value — End of period	$8.300		$8.820	$8.500	$8.730	$9.130		$9.460

Total Return(2)	(3.64	)%(3)	8.49%	2.30%	(0.07)%	0.71%		4.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49,334		$58,448	$63,387	$68,832	$69,269		$49,431
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(4)	0.76%	0.83%	0.77%	0.76	%(5)	0.75%
Interest and fee expense(6)	0.10	%(4)	0.09%	0.18%	0.21%	0.29%		0.45%
Total expenses before custodian fee reduction	0.86	%(4)	0.85%	1.01%	0.98%	1.05	%(5)	1.20%
Expenses after custodian fee reduction excluding interest and fees	0.76	%(4)	0.76%	0.81%	0.74%	0.71	%(5)	0.73%
Net investment income	4.96	%(4)	4.57%	4.92%	4.37%	4.18%		4.49%
Portfolio Turnover	3	%(3)	12%	18%	34%	12%		20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Georgia Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.430		$9.080	$9.320	$9.750	$10.100		$10.150

Income (Loss) From Operations

Net investment income(1)	$0.190		$0.357	$0.354	$0.348	$0.347		$0.375
Net realized and unrealized gain (loss)	(0.568)		0.342	(0.241)	(0.433)	(0.343)		(0.046)

Total income (loss) from operations	$(0.378)		$0.699	$0.113	$(0.085)	$0.004		$0.329

Less Distributions

From net investment income	$(0.182)		$(0.349)	$(0.353)	$(0.345)	$(0.354)		$(0.379)

Total distributions	$(0.182)		$(0.349)	$(0.353)	$(0.345)	$(0.354)		$(0.379)

Net asset value — End of period	$8.870		$9.430	$9.080	$9.320	$9.750		$10.100

Total Return(2)	(4.04	)%(3)	7.80%	1.45%	(0.78)%	(0.02)%		3.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,979		$5,143	$6,387	$8,301	$11,363		$13,382
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(4)	1.51%	1.57%	1.52%	1.51	%(5)	1.50%
Interest and fee expense(6)	0.10	%(4)	0.09%	0.18%	0.21%	0.29%		0.45%
Total expenses before custodian fee reduction	1.61	%(4)	1.60%	1.75%	1.73%	1.80	%(5)	1.95%
Expenses after custodian fee reduction excluding interest and fees	1.51	%(4)	1.51%	1.56%	1.49%	1.46	%(5)	1.48%
Net investment income	4.20	%(4)	3.81%	4.18%	3.62%	3.44%		3.75%
Portfolio Turnover	3	%(3)	12%	18%	34%	12%		20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Georgia Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 28, 2011							Period Ended
	(Unaudited)		2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.430		$9.090	$9.330	$9.760	$10.100		$9.980

Income (Loss) From Operations

Net investment income(2)	$0.191		$0.357	$0.354	$0.345	$0.342		$0.116
Net realized and unrealized gain (loss)	(0.569)		0.333	(0.241)	(0.429)	(0.328)		0.133	(3)

Total income (loss) from operations	$(0.378)		$0.690	$0.113	$(0.084)	$0.014		$0.249

Less Distributions

From net investment income	$(0.182)		$(0.350)	$(0.353)	$(0.346)	$(0.354)		$(0.129)

Total distributions	$(0.182)		$(0.350)	$(0.353)	$(0.346)	$(0.354)		$(0.129)

Net asset value — End of period	$8.870		$9.430	$9.090	$9.330	$9.760		$10.100

Total Return(4)	(4.04	)%(5)	7.69%	1.56%	(0.88)%	0.08%		2.52	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,497		$9,621	$8,190	$7,688	$6,318		$1,185
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(6)	1.51%	1.57%	1.53%	1.51	%(7)	1.50	%(6)
Interest and fee expense(8)	0.10	%(6)	0.09%	0.18%	0.21%	0.29%		0.45	%(6)
Total expenses before custodian fee reduction	1.61	%(6)	1.60%	1.75%	1.74%	1.80	%(7)	1.95	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(6)	1.51%	1.56%	1.49%	1.46	%(7)	1.48	%(6)
Net investment income	4.21	%(6)	3.81%	4.16%	3.60%	3.41%		3.28	%(6)
Portfolio Turnover	3	%(5)	12%	18%	34%	12%		20	%(9)

(1)	For the period from the start of business, April 25, 2006, to August 31, 2006.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(9)	For the year ended August 31, 2006.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Georgia Fund — Class I

	Six Months Ended		Year Ended August 31,
	February 28, 2011				Period Ended
	(Unaudited)		2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$8.850		$8.520	$8.750	$8.400

Income (Loss) From Operations

Net investment income(2)	$0.219		$0.419	$0.407	$0.208
Net realized and unrealized gain (loss)	(0.538)		0.319	(0.228)	0.347

Total income (loss) from operations	$(0.319)		$0.738	$0.179	$0.555

Less Distributions

From net investment income	$(0.211)		$(0.408)	$(0.409)	$(0.205)

Total distributions	$(0.211)		$(0.408)	$(0.409)	$(0.205)

Net asset value — End of period	$8.320		$8.850	$8.520	$8.750

Total Return(3)	(3.64	)%(4)	8.81%	2.51%	6.62	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,708		$8,725	$6,555	$4,579
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.56	%(5)	0.56%	0.62%	0.58	%(5)
Interest and fee expense(6)	0.10	%(5)	0.09%	0.18%	0.21	%(5)
Total expenses before custodian fee reduction	0.66	%(5)	0.65%	0.80%	0.79	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.56	%(5)	0.56%	0.61%	0.55	%(5)
Net investment income	5.15	%(5)	4.77%	5.12%	4.75	%(5)
Portfolio Turnover	3	%(4)	12%	18%	34	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(7)	For the year ended August 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Kentucky Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$8.890		$8.410	$8.610	$8.970	$9.240		$9.320

Income (Loss) From Operations

Net investment income(1)	$0.185		$0.380	$0.382	$0.386	$0.399		$0.400
Net realized and unrealized gain (loss)	(0.460)		0.473	(0.200)	(0.359)	(0.277)		(0.074)

Total income (loss) from operations	$(0.275)		$0.853	$0.182	$0.027	$0.122		$0.326

Less Distributions

From net investment income	$(0.185)		$(0.373)	$(0.382)	$(0.387)	$(0.392)		$(0.406)

Total distributions	$(0.185)		$(0.373)	$(0.382)	$(0.387)	$(0.392)		$(0.406)

Net asset value — End of period	$8.430		$8.890	$8.410	$8.610	$8.970		$9.240

Total Return(2)	(3.11	)%(3)	10.32%	2.44%	0.29%	1.31%		3.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$46,759		$48,929	$46,662	$49,880	$50,736		$52,188
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(4)	0.74%	0.78%	0.77%	0.78	%(5)	0.79%
Interest and fee expense(6)	—		—	—	0.03%	0.06%		0.06%
Total expenses before custodian fee reduction	0.74	%(4)	0.74%	0.78%	0.80%	0.84	%(5)	0.85%
Expenses after custodian fee reduction excluding interest and fees	0.74	%(4)	0.74%	0.77%	0.75%	0.76	%(5)	0.76%
Net investment income	4.34	%(4)	4.36%	4.75%	4.35%	4.35%		4.37%
Portfolio Turnover	2	%(3)	7%	15%	19%	14%		11%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Kentucky Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.600		$9.080	$9.300	$9.680	$9.970		$10.050

Income (Loss) From Operations

Net investment income(1)	$0.165		$0.341	$0.347	$0.345	$0.356		$0.359
Net realized and unrealized gain (loss)	(0.500)		0.513	(0.222)	(0.383)	(0.298)		(0.076)

Total income (loss) from operations	$(0.335)		$0.854	$0.125	$(0.038)	$0.058		$0.283

Less Distributions

From net investment income	$(0.165)		$(0.334)	$(0.345)	$(0.342)	$(0.348)		$(0.363)

Total distributions	$(0.165)		$(0.334)	$(0.345)	$(0.342)	$(0.348)		$(0.363)

Net asset value — End of period	$9.100		$9.600	$9.080	$9.300	$9.680		$9.970

Total Return(2)	(3.51	)%(3)	9.54%	1.60%	(0.41)%	0.56%		2.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,930		$2,607	$4,186	$6,236	$8,050		$10,122
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.49%	1.53%	1.52%	1.53	%(5)	1.54%
Interest and fee expense(6)	—		—	—	0.03%	0.06%		0.06%
Total expenses before custodian fee reduction	1.49	%(4)	1.49%	1.53%	1.55%	1.59	%(5)	1.60%
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.49%	1.52%	1.50%	1.51	%(5)	1.51%
Net investment income	3.58	%(4)	3.62%	4.01%	3.60%	3.60%		3.63%
Portfolio Turnover	2	%(3)	7%	15%	19%	14%		11%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Kentucky Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 28, 2011							Period Ended
	(Unaudited)		2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.600		$9.090	$9.300	$9.680	$9.970		$9.940

Income (Loss) From Operations

Net investment income(2)	$0.165		$0.341	$0.348	$0.346	$0.354		$0.147
Net realized and unrealized gain (loss)	(0.490)		0.504	(0.213)	(0.384)	(0.296)		0.037	(3)

Total income (loss) from operations	$(0.325)		$0.845	$0.135	$(0.038)	$0.058		$0.184

Less Distributions

From net investment income	$(0.165)		$(0.335)	$(0.345)	$(0.342)	$(0.348)		$(0.154)

Total distributions	$(0.165)		$(0.335)	$(0.345)	$(0.342)	$(0.348)		$(0.154)

Net asset value — End of period	$9.110		$9.600	$9.090	$9.300	$9.680		$9.970

Total Return(4)	(3.40	)%(5)	9.42%	1.71%	(0.41)%	0.56%		1.89	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,092		$2,243	$2,509	$2,189	$1,994		$297
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(6)	1.49%	1.53%	1.52%	1.53	%(7)	1.54	%(6)
Interest and fee expense(8)	—		—	—	0.03%	0.06%		0.06	%(6)
Total expenses before custodian fee reduction	1.49	%(6)	1.49%	1.53%	1.55%	1.59	%(7)	1.60	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(6)	1.49%	1.52%	1.50%	1.51	%(7)	1.51	%(6)
Net investment income	3.59	%(6)	3.61%	4.00%	3.62%	3.59%		3.37	%(6)
Portfolio Turnover	2	%(5)	7%	15%	19%	14%		11	%(9)

(1)	For the period from the start of business, March 23, 2006, to August 31, 2006.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(9)	For the year ended August 31, 2006.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Kentucky Fund — Class I

	Six Months Ended
	February 28, 2011		Period Ended
	(Unaudited)		August 31, 2010(1)

Net asset value — Beginning of period	$8.890		$8.780

Income (Loss) From Operations

Net investment income(2)	$0.195		$0.031
Net realized and unrealized gain (loss)	(0.460)		0.110

Total income (loss) from operations	$(0.265)		$0.141

Less Distributions

From net investment income	$(0.195)		$(0.031)

Total distributions	$(0.195)		$(0.031)

Net asset value — End of period	$8.430		$8.890

Total Return(3)	(2.99	)%(4)	1.60	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1		$1
Ratios (as a percentage of average daily net assets):
Total expenses(5)	0.53	%(6)	0.56	%(6)
Net investment income	4.58	%(6)	4.40	%(6)
Portfolio Turnover	2	%(4)	7	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	For the year ended August 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Maryland Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.150		$8.670	$8.900	$9.260	$9.620		$9.590

Income (Loss) From Operations

Net investment income(1)	$0.198		$0.391	$0.403	$0.404	$0.411		$0.454
Net realized and unrealized gain (loss)	(0.573)		0.474	(0.226)	(0.348)	(0.347)		0.005

Total income (loss) from operations	$(0.375)		$0.865	$0.177	$0.056	$0.064		$0.459

Less Distributions

From net investment income	$(0.195)		$(0.385)	$(0.407)	$(0.416)	$(0.424)		$(0.429)

Total distributions	$(0.195)		$(0.385)	$(0.407)	$(0.416)	$(0.424)		$(0.429)

Net asset value — End of period	$8.580		$9.150	$8.670	$8.900	$9.260		$9.620

Total Return(2)	(4.12	)%(3)	10.15%	2.43%	0.60%	0.59%		4.94%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$62,028		$75,279	$75,555	$81,774	$75,025		$55,380
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78	%(4)	0.78%	0.82%	0.77%	0.78	%(5)	0.79%
Interest and fee expense(6)	0.04	%(4)	0.03%	0.10%	0.23%	0.41%		0.76%
Total expenses before custodian fee reduction	0.82	%(4)	0.81%	0.92%	1.00%	1.19	%(5)	1.55%
Expenses after custodian fee reduction excluding interest and fees	0.78	%(4)	0.78%	0.81%	0.74%	0.73	%(5)	0.76%
Net investment income	4.52	%(4)	4.35%	4.97%	4.41%	4.29%		4.78%
Portfolio Turnover	0	%(3)(7)	7%	16%	15%	6%		15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(7)	Amount is less than 0.5%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Maryland Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.980		$9.460	$9.700	$10.090	$10.490		$10.460

Income (Loss) From Operations

Net investment income(1)	$0.179		$0.353	$0.374	$0.368	$0.373		$0.419
Net realized and unrealized gain (loss)	(0.622)		0.517	(0.239)	(0.382)	(0.388)		0.002

Total income (loss) from operations	$(0.443)		$0.870	$0.135	$(0.014)	$(0.015)		$0.421

Less Distributions

From net investment income	$(0.177)		$(0.350)	$(0.375)	$(0.376)	$(0.385)		$(0.391)

Total distributions	$(0.177)		$(0.350)	$(0.375)	$(0.376)	$(0.385)		$(0.391)

Net asset value — End of period	$9.360		$9.980	$9.460	$9.700	$10.090		$10.490

Total Return(2)	(4.46	)%(3)	9.33%	1.76%	(0.15)%	(0.22)%		4.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,375		$5,930	$7,742	$10,140	$12,995		$17,178
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(4)	1.53%	1.58%	1.52%	1.53	%(5)	1.54%
Interest and fee expense(6)	0.04	%(4)	0.03%	0.10%	0.23%	0.41%		0.76%
Total expenses before custodian fee reduction	1.57	%(4)	1.56%	1.68%	1.75%	1.94	%(5)	2.30%
Expenses after custodian fee reduction excluding interest and fees	1.53	%(4)	1.53%	1.56%	1.48%	1.48	%(5)	1.51%
Net investment income	3.76	%(4)	3.61%	4.23%	3.67%	3.56%		4.05%
Portfolio Turnover	0	%(3)(7)	7%	16%	15%	6%		15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(7)	Amount is less than 0.5%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Maryland Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 28, 2011							Period Ended
	(Unaudited)		2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.980		$9.460	$9.710	$10.090	$10.470		$10.340

Income (Loss) From Operations

Net investment income(2)	$0.180		$0.352	$0.373	$0.364	$0.366		$0.115
Net realized and unrealized gain (loss)	(0.623)		0.518	(0.248)	(0.368)	(0.361)		0.146

Total income (loss) from operations	$(0.443)		$0.870	$0.125	$(0.004)	$0.005		$0.261

Less Distributions

From net investment income	$(0.177)		$(0.350)	$(0.375)	$(0.376)	$(0.385)		$(0.131)

Total distributions	$(0.177)		$(0.350)	$(0.375)	$(0.376)	$(0.385)		$(0.131)

Net asset value — End of period	$9.360		$9.980	$9.460	$9.710	$10.090		$10.470

Total Return(3)	(4.46	)%(4)	9.33%	1.65%	(0.05)%	(0.03)%		2.54	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,077		$15,194	$12,388	$9,790	$6,878		$342
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(5)	1.52%	1.57%	1.53%	1.53	%(6)	1.54	%(5)
Interest and fee expense(7)	0.04	%(5)	0.03%	0.10%	0.23%	0.41%		0.76	%(5)
Total expenses before custodian fee reduction	1.57	%(5)	1.55%	1.67%	1.76%	1.94	%(6)	2.30	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.53	%(5)	1.52%	1.56%	1.49%	1.48	%(6)	1.51	%(5)
Net investment income	3.77	%(5)	3.59%	4.20%	3.65%	3.53%		3.31	%(5)
Portfolio Turnover	0	%(4)(8)	7%	16%	15%	6%		15	%(9)

(1)	For the period from the start of business, May 2, 2006, to August 31, 2006.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(8)	Amount is less than 0.5%.
(9)	For the year ended August 31, 2006.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Maryland Fund — Class I

	Six Months Ended		Year Ended August 31,
	February 28, 2011				Period Ended
	(Unaudited)		2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$9.170		$8.680	$8.900	$8.600

Income (Loss) From Operations

Net investment income(2)	$0.207		$0.406	$0.419	$0.206
Net realized and unrealized gain (loss)	(0.573)		0.487	(0.216)	0.310

Total income (loss) from operations	$(0.366)		$0.893	$0.203	$0.516

Less Distributions

From net investment income	$(0.204)		$(0.403)	$(0.423)	$(0.216)

Total distributions	$(0.204)		$(0.403)	$(0.423)	$(0.216)

Net asset value — End of period	$8.600		$9.170	$8.680	$8.900

Total Return(3)	(4.01	)%(4)	10.47%	2.75%	6.01	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,031		$5,565	$448	$85
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.58	%(5)	0.58%	0.61%	0.58	%(5)
Interest and fee expense(6)	0.04	%(5)	0.03%	0.10%	0.23	%(5)
Total expenses before custodian fee reduction	0.62	%(5)	0.61%	0.71%	0.81	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.58	%(5)	0.58%	0.61%	0.54	%(5)
Net investment income	4.73	%(5)	4.50%	5.16%	4.60	%(5)
Portfolio Turnover	0	%(4)(7)	7%	16%	15	%(8)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(7)	Amount is less than 0.5%.
(8)	For the year ended August 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Missouri Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.570		$9.080	$9.370	$9.750	$10.120		$10.180

Income (Loss) From Operations

Net investment income(1)	$0.194		$0.386	$0.389	$0.406	$0.415		$0.441
Net realized and unrealized gain (loss)	(0.671)		0.473	(0.288)	(0.377)	(0.368)		(0.058)

Total income (loss) from operations	$(0.477)		$0.859	$0.101	$0.029	$0.047		$0.383

Less Distributions

From net investment income	$(0.193)		$(0.369)	$(0.391)	$(0.409)	$(0.417)		$(0.443)

Total distributions	$(0.193)		$(0.369)	$(0.391)	$(0.409)	$(0.417)		$(0.443)

Net asset value — End of period	$8.900		$9.570	$9.080	$9.370	$9.750		$10.120

Total Return(2)	(5.01	)%(3)	9.63%	1.41%	0.29%	0.41%		3.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$77,133		$95,047	$89,556	$94,078	$90,059		$64,947
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(4)	0.75%	0.80%	0.76%	0.75	%(5)	0.75%
Interest and fee expense(6)	0.03	%(4)	0.02%	0.04%	0.08%	0.17%		0.27%
Total expenses before custodian fee reduction	0.78	%(4)	0.77%	0.84%	0.84%	0.92	%(5)	1.02%
Expenses after custodian fee reduction excluding interest and fees	0.75	%(4)	0.75%	0.79%	0.74%	0.71	%(5)	0.71%
Net investment income	4.28	%(4)	4.12%	4.51%	4.21%	4.12%		4.41%
Portfolio Turnover	4	%(3)	9%	21%	18%	20%		27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Missouri Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$10.580		$10.040	$10.360	$10.770	$11.180		$11.250

Income (Loss) From Operations

Net investment income(1)	$0.176		$0.349	$0.359	$0.370	$0.377		$0.407
Net realized and unrealized gain (loss)	(0.750)		0.523	(0.320)	(0.410)	(0.409)		(0.071)

Total income (loss) from operations	$(0.574)		$0.872	$0.039	$(0.040)	$(0.032)		$0.336

Less Distributions

From net investment income	$(0.176)		$(0.332)	$(0.359)	$(0.370)	$(0.378)		$(0.406)

Total distributions	$(0.176)		$(0.332)	$(0.359)	$(0.370)	$(0.378)		$(0.406)

Net asset value — End of period	$9.830		$10.580	$10.040	$10.360	$10.770		$11.180

Total Return(2)	(5.46	)%(3)	8.82%	0.64%	(0.39)%	(0.35)%		3.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,118		$4,467	$6,542	$7,404	$9,626		$11,169
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.50%	1.55%	1.51%	1.50	%(5)	1.50%
Interest and fee expense(6)	0.03	%(4)	0.02%	0.04%	0.08%	0.17%		0.27%
Total expenses before custodian fee reduction	1.53	%(4)	1.52%	1.59%	1.59%	1.67	%(5)	1.77%
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.50%	1.54%	1.49%	1.46	%(5)	1.46%
Net investment income	3.51	%(4)	3.38%	3.77%	3.47%	3.38%		3.68%
Portfolio Turnover	4	%(3)	9%	21%	18%	20%		27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Missouri Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 28, 2011							Period Ended
	(Unaudited)		2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$10.570		$10.030	$10.350	$10.770	$11.170		$11.140

Income (Loss) From Operations

Net investment income(2)	$0.176		$0.348	$0.359	$0.364	$0.371		$0.189
Net realized and unrealized gain (loss)	(0.750)		0.524	(0.320)	(0.414)	(0.393)		0.052	(3)

Total income (loss) from operations	$(0.574)		$0.872	$0.039	$(0.050)	$(0.022)		$0.241

Less Distributions

From net investment income	$(0.176)		$(0.332)	$(0.359)	$(0.370)	$(0.378)		$(0.211)

Total distributions	$(0.176)		$(0.332)	$(0.359)	$(0.370)	$(0.378)		$(0.211)

Net asset value — End of period	$9.820		$10.570	$10.030	$10.350	$10.770		$11.170

Total Return(4)	(5.46	)%(5)	8.82%	0.64%	(0.48)%	(0.26)%		2.20	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,640		$5,856	$5,553	$5,561	$4,491		$1,117
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(6)	1.49%	1.55%	1.52%	1.50	%(7)	1.50	%(6)
Interest and fee expense(8)	0.03	%(6)	0.02%	0.04%	0.08%	0.17%		0.27	%(6)
Total expenses before custodian fee reduction	1.53	%(6)	1.51%	1.59%	1.60%	1.67	%(7)	1.77	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(6)	1.49%	1.54%	1.49%	1.46	%(7)	1.46	%(6)
Net investment income	3.52	%(6)	3.37%	3.76%	3.42%	3.35%		3.17	%(6)
Portfolio Turnover	4	%(5)	9%	21%	18%	20%		27	%(9)

(1)	For the period from the start of business, February 16, 2006, to August 31, 2006.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(9)	For the year ended August 31, 2006.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Missouri Fund — Class I

	Six Months Ended
	February 28, 2011		Period Ended
	(Unaudited)		August 31, 2010(1)

Net asset value — Beginning of period	$9.580		$9.370

Income (Loss) From Operations

Net investment income(2)	$0.203		$0.032
Net realized and unrealized gain (loss)	(0.680)		0.210

Total income (loss) from operations	$(0.477)		$0.242

Less Distributions

From net investment income	$(0.203)		$(0.032)

Total distributions	$(0.203)		$(0.032)

Net asset value — End of period	$8.900		$9.580

Total Return(3)	(5.01	)%(4)	2.58	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1		$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55	%(5)	0.56	%(5)
Interest and fee expense(6)	0.03	%(5)	0.02	%(5)
Total expenses(7)	0.58	%(5)	0.58	%(5)
Net investment income	4.43	%(5)	4.19	%(5)
Portfolio Turnover	4	%(4)	9	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	For the year ended August 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	North Carolina Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.340		$8.810	$8.810	$9.160	$9.370		$9.340

Income (Loss) From Operations

Net investment income(1)	$0.218		$0.429	$0.418	$0.400	$0.404		$0.410
Net realized and unrealized gain (loss)	(0.843)		0.513	(0.019)	(0.355)	(0.212)		0.025

Total income (loss) from operations	$(0.625)		$0.942	$0.399	$0.045	$0.192		$0.435

Less Distributions

From net investment income	$(0.215)		$(0.412)	$(0.399)	$(0.395)	$(0.402)		$(0.405)

Total distributions	$(0.215)		$(0.412)	$(0.399)	$(0.395)	$(0.402)		$(0.405)

Net asset value — End of period	$8.500		$9.340	$8.810	$8.810	$9.160		$9.370

Total Return(2)	(6.74	)%(3)	10.92%	4.99%	0.49%	2.04%		4.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$73,178		$86,047	$78,245	$86,348	$79,909		$67,480
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.77	%(4)	0.77%	0.82%	0.78%	0.77	%(5)	0.77%
Interest and fee expense(6)	0.11	%(4)	0.08%	0.11%	0.29%	0.58%		0.38%
Total expenses before custodian fee reduction	0.88	%(4)	0.85%	0.93%	1.07%	1.35	%(5)	1.15%
Expenses after custodian fee reduction excluding interest and fees	0.77	%(4)	0.77%	0.82%	0.75%	0.74	%(5)	0.75%
Net investment income	4.96	%(4)	4.72%	5.11%	4.41%	4.32%		4.43%
Portfolio Turnover	5	%(3)	10%	42%	23%	9%		18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	North Carolina Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$10.050		$9.480	$9.470	$9.850	$10.080		$10.040

Income (Loss) From Operations

Net investment income(1)	$0.198		$0.389	$0.383	$0.357	$0.360		$0.368
Net realized and unrealized gain (loss)	(0.912)		0.555	(0.011)	(0.388)	(0.233)		0.032

Total income (loss) from operations	$(0.714)		$0.944	$0.372	$(0.031)	$0.127		$0.400

Less Distributions

From net investment income	$(0.196)		$(0.374)	$(0.362)	$(0.349)	$(0.357)		$(0.360)

Total distributions	$(0.196)		$(0.374)	$(0.362)	$(0.349)	$(0.357)		$(0.360)

Net asset value — End of period	$9.140		$10.050	$9.480	$9.470	$9.850		$10.080

Total Return(2)	(7.15	)%(3)	10.14%	4.30%	(0.33)%	1.23%		4.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,070		$4,220	$5,209	$6,719	$8,683		$12,145
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(4)	1.52%	1.57%	1.53%	1.52	%(5)	1.52%
Interest and fee expense(6)	0.11	%(4)	0.08%	0.11%	0.29%	0.58%		0.38%
Total expenses before custodian fee reduction	1.63	%(4)	1.60%	1.68%	1.82%	2.10	%(5)	1.90%
Expenses after custodian fee reduction excluding interest and fees	1.52	%(4)	1.52%	1.57%	1.50%	1.49	%(5)	1.50%
Net investment income	4.19	%(4)	3.98%	4.37%	3.66%	3.57%		3.69%
Portfolio Turnover	5	%(3)	10%	42%	23%	9%		18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	North Carolina Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 28, 2011							Period Ended
	(Unaudited)		2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$10.050		$9.480	$9.470	$9.850	$10.070		$9.910

Income (Loss) From Operations

Net investment income(2)	$0.198		$0.385	$0.384	$0.355	$0.357		$0.097
Net realized and unrealized gain (loss)	(0.912)		0.558	(0.012)	(0.386)	(0.220)		0.183	(3)

Total income (loss) from operations	$(0.714)		$0.943	$0.372	$(0.031)	$0.137		$0.280

Less Distributions

From net investment income	$(0.196)		$(0.373)	$(0.362)	$(0.349)	$(0.357)		$(0.120)

Total distributions	$(0.196)		$(0.373)	$(0.362)	$(0.349)	$(0.357)		$(0.120)

Net asset value — End of period	$9.140		$10.050	$9.480	$9.470	$9.850		$10.070

Total Return(4)	(7.15	)%(5)	10.13%	4.30%	(0.33)%	1.34%		2.85	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,335		$14,952	$8,734	$8,073	$4,880		$527
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(6)	1.52%	1.57%	1.53%	1.51	%(7)	1.52	%(6)
Interest and fee expense(8)	0.11	%(6)	0.08%	0.11%	0.29%	0.58%		0.38	%(6)
Total expenses before custodian fee reduction	1.63	%(6)	1.60%	1.68%	1.82%	2.09	%(7)	1.90	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.52	%(6)	1.52%	1.57%	1.50%	1.48	%(7)	1.50	%(6)
Net investment income	4.19	%(6)	3.94%	4.36%	3.65%	3.56%		2.91	%(6)
Portfolio Turnover	5	%(5)	10%	42%	23%	9%		18	%(9)

(1)	For the period from the start of business, May 2, 2006, to August 31, 2006.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(8)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(9)	For the year ended August 31, 2006.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	North Carolina Fund — Class I

	Six Months Ended		Year Ended August 31,
	February 28, 2011				Period Ended
	(Unaudited)		2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$9.370		$8.830	$8.820	$8.550

Income (Loss) From Operations

Net investment income(2)	$0.227		$0.447	$0.437	$0.216
Net realized and unrealized gain (loss)	(0.852)		0.523	(0.010)	0.259

Total income (loss) from operations	$(0.625)		$0.970	$0.427	$0.475

Less Distributions

From net investment income	$(0.225)		$(0.430)	$(0.417)	$(0.205)

Total distributions	$(0.225)		$(0.430)	$(0.417)	$(0.205)

Net asset value — End of period	$8.520		$9.370	$8.830	$8.820

Total Return(3)	(6.73	)%(4)	11.23%	5.32%	5.56	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,601		$17,125	$8,303	$950
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.57	%(5)	0.58%	0.63%	0.58	%(5)
Interest and fee expense(6)	0.11	%(5)	0.08%	0.11%	0.29	%(5)
Total expenses before custodian fee reduction	0.68	%(5)	0.66%	0.74%	0.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.57	%(5)	0.58%	0.62%	0.54	%(5)
Net investment income	5.15	%(5)	4.91%	5.33%	4.86	%(5)
Portfolio Turnover	5	%(4)	10%	42%	23	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(7)	For the year ended August 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Oregon Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.180		$8.510	$8.720	$9.260	$9.550		$9.460

Income (Loss) From Operations

Net investment income(1)	$0.218		$0.413	$0.399	$0.410	$0.411		$0.443
Net realized and unrealized gain (loss)	(0.982)		0.648	(0.210)	(0.533)	(0.278)		0.089

Total income (loss) from operations	$(0.764)		$1.061	$0.189	$(0.123)	$0.133		$0.532

Less Distributions

From net investment income	$(0.216)		$(0.391)	$(0.399)	$(0.417)	$(0.423)		$(0.442)

Total distributions	$(0.216)		$(0.391)	$(0.399)	$(0.417)	$(0.423)		$(0.442)

Net asset value — End of period	$8.200		$9.180	$8.510	$8.720	$9.260		$9.550

Total Return(2)	(8.38	)%(3)	12.77%	2.65%	(1.36)%	1.34%		5.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$100,421		$126,583	$118,827	$124,199	$110,060		$73,764
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.77	%(4)	0.78%	0.82%	0.76%	0.78	%(5)	0.77%
Interest and fee expense(6)	0.08	%(4)	0.04%	0.12%	0.22%	0.47%		0.46%
Total expenses before custodian fee reduction	0.85	%(4)	0.82%	0.94%	0.98%	1.25	%(5)	1.23%
Expenses after custodian fee reduction excluding interest and fees	0.77	%(4)	0.78%	0.81%	0.74%	0.75	%(5)	0.75%
Net investment income	5.11	%(4)	4.71%	5.05%	4.53%	4.31%		4.69%
Portfolio Turnover	9	%(3)	22%	42%	34%	42%		15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Oregon Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$10.040		$9.310	$9.540	$10.120	$10.440		$10.340

Income (Loss) From Operations

Net investment income(1)	$0.203		$0.380	$0.372	$0.375	$0.376		$0.408
Net realized and unrealized gain (loss)	(1.071)		0.708	(0.233)	(0.577)	(0.312)		0.097

Total income (loss) from operations	$(0.868)		$1.088	$0.139	$(0.202)	$0.064		$0.505

Less Distributions

From net investment income	$(0.202)		$(0.358)	$(0.369)	$(0.378)	$(0.384)		$(0.405)

Total distributions	$(0.202)		$(0.358)	$(0.369)	$(0.378)	$(0.384)		$(0.405)

Net asset value — End of period	$8.970		$10.040	$9.310	$9.540	$10.120		$10.440

Total Return(2)	(8.71	)%(3)	11.92%	1.85%	(2.04)%	0.56%		5.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,836		$10,773	$12,114	$14,432	$17,077		$21,015
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(4)	1.53%	1.56%	1.51%	1.53	%(5)	1.52%
Interest and fee expense(6)	0.08	%(4)	0.04%	0.12%	0.22%	0.47%		0.46%
Total expenses before custodian fee reduction	1.60	%(4)	1.57%	1.68%	1.73%	2.00	%(5)	1.98%
Expenses after custodian fee reduction excluding interest and fees	1.52	%(4)	1.53%	1.56%	1.49%	1.50	%(5)	1.50%
Net investment income	4.34	%(4)	3.96%	4.31%	3.77%	3.60%		3.96%
Portfolio Turnover	9	%(3)	22%	42%	34%	42%		15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Oregon Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 28, 2011							Period Ended
	(Unaudited)		2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$10.050		$9.320	$9.550	$10.130	$10.440		$10.400

Income (Loss) From Operations

Net investment income(2)	$0.204		$0.380	$0.371	$0.373	$0.368		$0.172
Net realized and unrealized gain (loss)	(1.072)		0.708	(0.232)	(0.575)	(0.294)		0.061	(3)

Total income (loss) from operations	$(0.868)		$1.088	$0.139	$(0.202)	$0.074		$0.233

Less Distributions

From net investment income	$(0.202)		$(0.358)	$(0.369)	$(0.378)	$(0.384)		$(0.193)

Total distributions	$(0.202)		$(0.358)	$(0.369)	$(0.378)	$(0.384)		$(0.193)

Net asset value — End of period	$8.980		$10.050	$9.320	$9.550	$10.130		$10.440

Total Return(4)	(8.70	)%(5)	11.91%	1.85%	(2.03)%	0.66%		2.27	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,823		$21,031	$19,429	$16,927	$8,362		$666
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(6)	1.53%	1.57%	1.52%	1.53	%(7)	1.52	%(6)
Interest and fee expense(8)	0.08	%(6)	0.04%	0.12%	0.22%	0.47%		0.46	%(6)
Total expenses before custodian fee reduction	1.60	%(6)	1.57%	1.69%	1.74%	2.00	%(7)	1.98	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.52	%(6)	1.53%	1.56%	1.49%	1.50	%(7)	1.50	%(6)
Net investment income	4.36	%(6)	3.96%	4.29%	3.78%	3.54%		3.32	%(6)
Portfolio Turnover	9	%(5)	22%	42%	34%	42%		15	%(9)

(1)	For the period from the start of business, May 2, 2006, to August 31, 2006.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(9)	For the year ended August 31, 2006.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Oregon Fund — Class I

	Six Months Ended
	February 28, 2011		Period Ended
	(Unaudited)		August 31, 2010(1)

Net asset value — Beginning of period	$9.180		$8.850

Income (Loss) From Operations

Net investment income(2)	$0.224		$0.033
Net realized and unrealized gain (loss)	(0.990)		0.330

Total income (loss) from operations	$(0.766)		$0.363

Less Distributions

From net investment income	$(0.224)		$(0.033)

Total distributions	$(0.224)		$(0.033)

Net asset value — End of period	$8.190		$9.180

Total Return(3)	(8.41	)%(4)	4.11	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1		$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.57	%(5)	0.60	%(5)
Interest and fee expense(6)	0.08	%(5)	0.04	%(5)
Total expenses(7)	0.65	%(5)	0.64	%(5)
Net investment income	5.30	%(5)	4.66	%(5)
Portfolio Turnover	9	%(4)	22	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	For the year ended August 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	South Carolina Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.530		$8.870	$9.100	$9.700	$10.050		$10.060

Income (Loss) From Operations

Net investment income(1)	$0.220		$0.413	$0.405	$0.420	$0.409		$0.423
Net realized and unrealized gain (loss)	(0.971)		0.639	(0.233)	(0.598)	(0.346)		(0.002)

Total income (loss) from operations	$(0.751)		$1.052	$0.172	$(0.178)	$0.063		$0.421

Less Distributions

From net investment income	$(0.219)		$(0.392)	$(0.402)	$(0.422)	$(0.413)		$(0.431)

Total distributions	$(0.219)		$(0.392)	$(0.402)	$(0.422)	$(0.413)		$(0.431)

Net asset value — End of period	$8.560		$9.530	$8.870	$9.100	$9.700		$10.050

Total Return(2)	(7.94	)%(3)	12.12%	2.23%	(1.75)%	0.55%		4.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$81,766		$109,294	$103,451	$110,470	$103,975		$71,412
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78	%(4)	0.75%	0.80%	0.77%	0.76	%(5)	0.75%
Interest and fee expense(6)	0.12	%(4)	0.04%	0.10%	0.22%	0.45%		0.37%
Total expenses before custodian fee reduction	0.90	%(4)	0.79%	0.90%	0.99%	1.21	%(5)	1.12%
Expenses after custodian fee reduction excluding interest and fees	0.78	%(4)	0.75%	0.80%	0.75%	0.73	%(5)	0.73%
Net investment income	4.96	%(4)	4.51%	4.91%	4.44%	4.06%		4.28%
Portfolio Turnover	8	%(3)	26%	44%	47%	33%		42%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	South Carolina Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$10.110		$9.410	$9.650	$10.280	$10.660		$10.670

Income (Loss) From Operations

Net investment income(1)	$0.197		$0.365	$0.364	$0.371	$0.356		$0.372
Net realized and unrealized gain (loss)	(1.030)		0.680	(0.246)	(0.631)	(0.378)		(0.005)

Total income (loss) from operations	$(0.833)		$1.045	$0.118	$(0.260)	$(0.022)		$0.367

Less Distributions

From net investment income	$(0.197)		$(0.345)	$(0.358)	$(0.370)	$(0.358)		$(0.377)

Total distributions	$(0.197)		$(0.345)	$(0.358)	$(0.370)	$(0.358)		$(0.377)

Net asset value — End of period	$9.080		$10.110	$9.410	$9.650	$10.280		$10.660

Total Return(2)	(8.30	)%(3)	11.31%	1.59%	(2.56)%	(0.29)%		3.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,491		$7,252	$9,442	$11,316	$14,559		$17,667
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(4)	1.51%	1.56%	1.52%	1.51	%(5)	1.50%
Interest and fee expense(6)	0.12	%(4)	0.04%	0.10%	0.22%	0.45%		0.37%
Total expenses before custodian fee reduction	1.65	%(4)	1.55%	1.66%	1.74%	1.96	%(5)	1.87%
Expenses after custodian fee reduction excluding interest and fees	1.53	%(4)	1.51%	1.56%	1.50%	1.48	%(5)	1.48%
Net investment income	4.20	%(4)	3.76%	4.17%	3.69%	3.33%		3.55%
Portfolio Turnover	8	%(3)	26%	44%	47%	33%		42%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	South Carolina Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 28, 2011							Period Ended
	(Unaudited)		2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$10.110		$9.410	$9.660	$10.280	$10.660		$10.470

Income (Loss) From Operations

Net investment income(2)	$0.198		$0.365	$0.364	$0.369	$0.349		$0.218
Net realized and unrealized gain (loss)	(1.031)		0.680	(0.256)	(0.619)	(0.371)		0.199	(3)

Total income (loss) from operations	$(0.833)		$1.045	$0.108	$(0.250)	$(0.022)		$0.417

Less Distributions

From net investment income	$(0.197)		$(0.345)	$(0.358)	$(0.370)	$(0.358)		$(0.227)

Total distributions	$(0.197)		$(0.345)	$(0.358)	$(0.370)	$(0.358)		$(0.227)

Net asset value — End of period	$9.080		$10.110	$9.410	$9.660	$10.280		$10.660

Total Return(4)	(8.29	)%(5)	11.31%	1.48%	(2.46)%	(0.29)%		4.04	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,813		$28,500	$23,022	$20,867	$13,623		$2,272
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(6)	1.50%	1.55%	1.52%	1.51	%(7)	1.50	%(6)
Interest and fee expense(8)	0.12	%(6)	0.04%	0.10%	0.22%	0.45%		0.37	%(6)
Total expenses before custodian fee reduction	1.65	%(6)	1.54%	1.65%	1.74%	1.96	%(7)	1.87	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.53	%(6)	1.50%	1.55%	1.50%	1.48	%(7)	1.48	%(6)
Net investment income	4.21	%(6)	3.75%	4.15%	3.69%	3.29%		3.27	%(6)
Portfolio Turnover	8	%(5)	26%	44%	47%	33%		42	%(9)

(1)	For the period from the start of business, January 12, 2006, to August 31, 2006.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(8)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(9)	For the year ended August 31, 2006.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	South Carolina Fund — Class I

	Six Months Ended		Year Ended August 31,
	February 28, 2011				Period Ended
	(Unaudited)		2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$9.540		$8.880	$9.110	$8.620

Income (Loss) From Operations

Net investment income(2)	$0.228		$0.432	$0.422	$0.215
Net realized and unrealized gain (loss)	(0.970)		0.637	(0.233)	0.496

Total income (loss) from operations	$(0.742)		$1.069	$0.189	$0.711

Less Distributions

From net investment income	$(0.228)		$(0.409)	$(0.419)	$(0.221)

Total distributions	$(0.228)		$(0.409)	$(0.419)	$(0.221)

Net asset value — End of period	$8.570		$9.540	$8.880	$9.110

Total Return(3)	(7.84	)%(4)	12.32%	2.56%	8.26	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,618		$39,520	$23,727	$22,826
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.58	%(5)	0.56%	0.60%	0.55	%(5)
Interest and fee expense(6)	0.12	%(5)	0.04%	0.10%	0.22	%(5)
Total expenses before custodian fee reduction	0.70	%(5)	0.60%	0.70%	0.77	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.58	%(5)	0.56%	0.60%	0.54	%(5)
Net investment income	5.12	%(5)	4.71%	5.11%	4.68	%(5)
Portfolio Turnover	8	%(4)	26%	44%	47	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(7)	For the year ended August 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Tennessee Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$8.960		$8.670	$9.100	$9.530	$9.850		$9.880

Income (Loss) From Operations

Net investment income(1)	$0.188		$0.380	$0.388	$0.409	$0.407		$0.419
Net realized and unrealized gain (loss)	(0.461)		0.279	(0.424)	(0.433)	(0.318)		(0.028)

Total income (loss) from operations	$(0.273)		$0.659	$(0.036)	$(0.024)	$0.089		$0.391

Less Distributions

From net investment income	$(0.187)		$(0.369)	$(0.394)	$(0.406)	$(0.409)		$(0.421)

Total distributions	$(0.187)		$(0.369)	$(0.394)	$(0.406)	$(0.409)		$(0.421)

Net asset value — End of period	$8.500		$8.960	$8.670	$9.100	$9.530		$9.850

Total Return(2)	(3.07	)%(3)	7.71%	(0.03)%	(0.26)%	0.85%		4.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$41,263		$47,371	$46,787	$49,219	$49,444		$46,023
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(4)	0.74%	0.79%	0.74%	0.75	%(5)	0.73%
Interest and fee expense(6)	0.01	%(4)	0.01%	0.03%	0.09%	0.21%		0.19%
Total expenses before custodian fee reduction	0.75	%(4)	0.75%	0.82%	0.83%	0.96	%(5)	0.92%
Expenses after custodian fee reduction excluding interest and fees	0.74	%(4)	0.74%	0.79%	0.72%	0.72	%(5)	0.70%
Net investment income	4.35	%(4)	4.27%	4.72%	4.35%	4.15%		4.30%
Portfolio Turnover	3	%(3)	12%	20%	26%	20%		16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Tennessee Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.760		$9.450	$9.910	$10.380	$10.730		$10.750

Income (Loss) From Operations

Net investment income(1)	$0.169		$0.342	$0.356	$0.369	$0.365		$0.378
Net realized and unrealized gain (loss)	(0.490)		0.298	(0.458)	(0.475)	(0.350)		(0.020)

Total income (loss) from operations	$(0.321)		$0.640	$(0.102)	$(0.106)	$0.015		$0.358

Less Distributions

From net investment income	$(0.169)		$(0.330)	$(0.358)	$(0.364)	$(0.365)		$(0.378)

Total distributions	$(0.169)		$(0.330)	$(0.358)	$(0.364)	$(0.365)		$(0.378)

Net asset value — End of period	$9.270		$9.760	$9.450	$9.910	$10.380		$10.730

Total Return(2)	(3.31	)%(3)	6.86%	(0.73)%	(1.05)%	0.09%		3.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,227		$3,024	$4,069	$5,247	$6,215		$8,638
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.49%	1.54%	1.49%	1.50	%(5)	1.48%
Interest and fee expense(6)	0.01	%(4)	0.01%	0.03%	0.09%	0.21%		0.19%
Total expenses before custodian fee reduction	1.50	%(4)	1.50%	1.57%	1.58%	1.71	%(5)	1.67%
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.49%	1.54%	1.47%	1.47	%(5)	1.45%
Net investment income	3.59	%(4)	3.52%	3.99%	3.60%	3.41%		3.56%
Portfolio Turnover	3	%(3)	12%	20%	26%	20%		16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Tennessee Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 28, 2011							Period Ended
	(Unaudited)		2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.760		$9.440	$9.910	$10.370	$10.720		$10.580

Income (Loss) From Operations

Net investment income(2)	$0.169		$0.339	$0.351	$0.366	$0.362		$0.110
Net realized and unrealized gain (loss)	(0.500)		0.311	(0.463)	(0.463)	(0.347)		0.156	(3)

Total income (loss) from operations	$(0.331)		$0.650	$(0.112)	$(0.097)	$0.015		$0.266

Less Distributions

From net investment income	$(0.169)		$(0.330)	$(0.358)	$(0.363)	$(0.365)		$(0.126)

Total distributions	$(0.169)		$(0.330)	$(0.358)	$(0.363)	$(0.365)		$(0.126)

Net asset value — End of period	$9.260		$9.760	$9.440	$9.910	$10.370		$10.720

Total Return(4)	(3.41	)%(5)	6.97%	(0.83)%	(0.95)%	0.09%		2.54	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,812		$9,013	$6,004	$4,078	$2,683		$559
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(6)	1.49%	1.54%	1.50%	1.49	%(7)	1.48	%(6)
Interest and fee expense(8)	0.01	%(6)	0.01%	0.03%	0.09%	0.21%		0.19	%(6)
Total expenses before custodian fee reduction	1.50	%(6)	1.50%	1.57%	1.59%	1.70	%(7)	1.67	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(6)	1.49%	1.54%	1.47%	1.46	%(7)	1.45	%(6)
Net investment income	3.59	%(6)	3.49%	3.93%	3.59%	3.40%		3.10	%(6)
Portfolio Turnover	3	%(5)	12%	20%	26%	20%		16	%(9)

(1)	For the period from the start of business, May 2, 2006, to August 31, 2006.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(9)	For the year ended August 31, 2006.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Tennessee Fund — Class I

	Six Months Ended
	February 28, 2011		Period Ended
	(Unaudited)		August 31, 2010(1)

Net asset value — Beginning of period	$8.960		$8.890

Income (Loss) From Operations

Net investment income(2)	$0.196		$0.030
Net realized and unrealized gain (loss)	(0.460)		0.070

Total income (loss) from operations	$(0.264)		$0.100

Less Distributions

From net investment income	$(0.196)		$(0.030)

Total distributions	$(0.196)		$(0.030)

Net asset value — End of period	$8.500		$8.960

Total Return(3)	(2.97	)%(4)	1.12	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1		$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54	%(5)	0.57	%(5)
Interest and fee expense(6)	0.01	%(5)	0.01	%(5)
Total expenses(7)	0.55	%(5)	0.58	%(5)
Net investment income	4.55	%(5)	4.24	%(5)
Portfolio Turnover	3	%(4)	12	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	For the year ended August 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Virginia Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$8.480		$8.360	$8.690	$9.280	$9.770		$9.790

Income (Loss) From Operations

Net investment income(1)	$0.199		$0.396	$0.391	$0.412	$0.403		$0.418
Net realized and unrealized gain (loss)	(0.453)		0.100	(0.327)	(0.592)	(0.485)		(0.025)

Total income (loss) from operations	$(0.254)		$0.496	$0.064	$(0.180)	$(0.082)		$0.393

Less Distributions

From net investment income	$(0.196)		$(0.376)	$(0.394)	$(0.410)	$(0.408)		$(0.413)

Total distributions	$(0.196)		$(0.376)	$(0.394)	$(0.410)	$(0.408)		$(0.413)

Net asset value — End of period	$8.030		$8.480	$8.360	$8.690	$9.280		$9.770

Total Return(2)	(3.02	)%(3)	5.97%	1.27%	(2.00)%	(0.95)%		4.16%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$83,674		$99,082	$105,788	$107,673	$107,632		$89,098
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78	%(4)	0.78%	0.83%	0.78%	0.78	%(5)	0.77%
Interest and fee expense(6)	0.05	%(4)	0.04%	0.12%	0.37%	0.57%		0.54%
Total expenses before custodian fee reduction	0.83	%(4)	0.82%	0.95%	1.15%	1.35	%(5)	1.31%
Expenses after custodian fee reduction excluding interest and fees	0.78	%(4)	0.78%	0.82%	0.76%	0.76	%(5)	0.76%
Net investment income	4.88	%(4)	4.61%	5.06%	4.53%	4.14%		4.34%
Portfolio Turnover	3	%(3)	5%	32%	26%	28%		30%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Virginia Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.380		$9.250	$9.620	$10.270	$10.820		$10.830

Income (Loss) From Operations

Net investment income(1)	$0.186		$0.368	$0.370	$0.381	$0.367		$0.384
Net realized and unrealized gain (loss)	(0.493)		0.110	(0.370)	(0.656)	(0.547)		(0.018)

Total income (loss) from operations	$(0.307)		$0.478	$—	$(0.275)	$(0.180)		$0.366

Less Distributions

From net investment income	$(0.183)		$(0.348)	$(0.370)	$(0.375)	$(0.370)		$(0.376)

Total distributions	$(0.183)		$(0.348)	$(0.370)	$(0.375)	$(0.370)		$(0.376)

Net asset value — End of period	$8.890		$9.380	$9.250	$9.620	$10.270		$10.820

Total Return(2)	(3.29	)%(3)	5.19%	0.43%	(2.73)%	(1.77)%		3.49%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,803		$6,478	$9,863	$14,451	$19,055		$24,411
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(4)	1.53%	1.58%	1.53%	1.53	%(5)	1.52%
Interest and fee expense(6)	0.05	%(4)	0.04%	0.12%	0.37%	0.57%		0.54%
Total expenses before custodian fee reduction	1.58	%(4)	1.57%	1.70%	1.90%	2.10	%(5)	2.06%
Expenses after custodian fee reduction excluding interest and fees	1.53	%(4)	1.53%	1.57%	1.51%	1.51	%(5)	1.51%
Net investment income	4.11	%(4)	3.87%	4.34%	3.78%	3.40%		3.61%
Portfolio Turnover	3	%(3)	5%	32%	26%	28%		30%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Virginia Fund — Class C

	Six Months Ended		Year Ended August 31,
	February 28, 2011							Period Ended
	(Unaudited)		2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.390		$9.260	$9.630	$10.280	$10.810		$10.660

Income (Loss) From Operations

Net investment income(2)	$0.186		$0.367	$0.368	$0.381	$0.365		$0.198
Net realized and unrealized gain (loss)	(0.493)		0.111	(0.368)	(0.656)	(0.525)		0.158	(3)

Total income (loss) from operations	$(0.307)		$0.478	$—	$(0.275)	$(0.160)		$0.356

Less Distributions

From net investment income	$(0.183)		$(0.348)	$(0.370)	$(0.375)	$(0.370)		$(0.206)

Total distributions	$(0.183)		$(0.348)	$(0.370)	$(0.375)	$(0.370)		$(0.206)

Net asset value — End of period	$8.900		$9.390	$9.260	$9.630	$10.280		$10.810

Total Return(4)	(3.29	)%(5)	5.19%	0.43%	(2.73)%	(1.58)%		3.38	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,653		$13,453	$12,287	$9,451	$5,236		$548
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(6)	1.53%	1.59%	1.53%	1.53	%(7)	1.52	%(6)
Interest and fee expense(8)	0.05	%(6)	0.04%	0.12%	0.37%	0.57%		0.54	%(6)
Total expenses before custodian fee reduction	1.58	%(6)	1.57%	1.71%	1.90%	2.10	%(7)	2.06	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.53	%(6)	1.53%	1.58%	1.51%	1.51	%(7)	1.51	%(6)
Net investment income	4.13	%(6)	3.86%	4.29%	3.80%	3.40%		3.31	%(6)
Portfolio Turnover	3	%(5)	5%	32%	26%	28%		30	%(9)

(1)	For the period from the start of business, February 8, 2006, to August 31, 2006.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(9)	For the year ended August 31, 2006.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Financial Highlights — continued

	Virginia Fund — Class I

	Six Months Ended		Year Ended August 31,
	February 28, 2011				Period Ended
	(Unaudited)		2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$8.500		$8.370	$8.710	$8.440

Income (Loss) From Operations

Net investment income(2)	$0.208		$0.414	$0.403	$0.222
Net realized and unrealized gain (loss)	(0.454)		0.109	(0.332)	0.263

Total income (loss) from operations	$(0.246)		$0.523	$0.071	$0.485

Less Distributions

From net investment income	$(0.204)		$(0.393)	$(0.411)	$(0.215)

Total distributions	$(0.204)		$(0.393)	$(0.411)	$(0.215)

Net asset value — End of period	$8.050		$8.500	$8.370	$8.710

Total Return(3)	(2.91	)%(4)	6.30%	1.36%	5.73	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,460		$18,557	$9,945	$1,338
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.58	%(5)	0.57%	0.64%	0.63	%(5)
Interest and fee expense(6)	0.05	%(5)	0.04%	0.12%	0.37	%(5)
Total expenses before custodian fee reduction	0.63	%(5)	0.61%	0.76%	1.00	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.58	%(5)	0.57%	0.63%	0.56	%(5)
Net investment income	5.08	%(5)	4.81%	5.20%	5.07	%(5)
Portfolio Turnover	3	%(4)	5%	32%	26	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(7)	For the year ended August 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-four funds, eleven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipal Income Fund (Alabama Fund), Eaton Vance Arkansas Municipal Income Fund (Arkansas Fund), Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Kentucky Municipal Income Fund (Kentucky Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund), Eaton Vance Tennessee Municipal Income Fund (Tennessee Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

At August 31, 2010, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date

Alabama	$143,185	August 31, 2016
	149,650	August 31, 2017
	1,195,230	August 31, 2018

Arkansas	$661,011	August 31, 2013
	126,693	August 31, 2016
	826,603	August 31, 2017
	1,981,781	August 31, 2018

Georgia	$129,324	August 31, 2011
	117,457	August 31, 2012
	931,893	August 31, 2013
	536,265	August 31, 2015
	306,338	August 31, 2016
	980,989	August 31, 2017
	2,812,349	August 31, 2018

Kentucky	$2,260,947	August 31, 2012
	944,485	August 31, 2013
	98,602	August 31, 2016
	155,003	August 31, 2017
	442,246	August 31, 2018

Maryland	$818,358	August 31, 2013
	204,999	August 31, 2015
	4,159,062	August 31, 2016
	34,823	August 31, 2017
	2,032,881	August 31, 2018

Missouri	$135,451	August 31, 2012
	831,764	August 31, 2013
	337,671	August 31, 2016
	2,259,438	August 31, 2017
	3,282,262	August 31, 2018

North Carolina	$88,235	August 31, 2015
	274,170	August 31, 2016
	3,573,563	August 31, 2018

Oregon	$1,258,470	August 31, 2013
	2,145,240	August 31, 2016
	1,066,237	August 31, 2017
	9,061,392	August 31, 2018

South Carolina	$290,746	August 31, 2013
	1,027,752	August 31, 2016
	3,019,420	August 31, 2017
	10,869,967	August 31, 2018

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

Fund	Amount	Expiration Date

Tennessee	$309,297	August 31, 2013
	238,529	August 31, 2016
	3,909,047	August 31, 2018

Virginia	$174,008	August 31, 2012
	1,185,970	August 31, 2013
	502,088	August 31, 2016
	3,212,881	August 31, 2017
	464,954	August 31, 2018

Additionally, at August 31, 2010, the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund had net capital losses of $470,908, $1,025,547, $3,242,797, $828,589, $1,833,527, $1,371,830, $1,655,603, $1,394,757, $742,068, $1,797,262 and $11,982,415, respectively, attributable to security transactions incurred after October 31, 2009. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending August 31, 2011.

As of February 28, 2011, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At February 28, 2011, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

		Interest Rate	Collateral
	Floating	or Range of	for Floating
	Rate Notes	Interest	Rate Notes
Fund	Outstanding	Rates (%)	Outstanding

Alabama	$1,710,000	0.26 – 0.36	$2,170,007
Arkansas	795,000	0.31 – 0.36	1,364,989
Georgia	7,470,000	0.26 – 0.36	10,688,699
Maryland	3,810,000	0.32 – 0.36	5,097,201
Missouri	3,110,000	0.26 – 0.36	4,831,873
North Carolina	12,335,000	0.26 – 0.36	17,403,512
Oregon	17,370,000	0.27 – 0.36	24,087,500
South Carolina	18,740,000	0.26 – 0.36	25,877,190
Tennessee	445,000	0.31 – 0.36	733,377
Virginia	5,450,000	0.27 – 0.36	8,869,630

For the six months ended February 28, 2011, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Average
	Floating Rate
	Notes	Average
Fund	Outstanding	Interest Rate

Alabama	$1,710,000	0.91%
Arkansas	795,000	1.11
Georgia	8,497,624	0.94
Maryland	3,810,000	0.92
Missouri	3,110,000	0.98
North Carolina	12,335,000	0.91
Oregon	12,517,127	0.94
South Carolina	18,740,000	0.94
Tennessee	445,000	1.07
Virginia	5,450,000	1.09

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of February 28, 2011.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J Financial Futures Contracts — The Funds may enter into financial futures contracts. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

N Interim Financial Statements — The interim financial statements relating to February 28, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual Asset	Daily Income
Daily Net Assets	Rate	Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

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Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

On average daily net assets of $500 million or more, the rates are reduced. For the six months ended February 28, 2011, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Investment	Effective
Fund	Adviser Fee	Annual Rate

Alabama	$81,231	0.29%
Arkansas	112,376	0.32
Georgia	131,149	0.35
Kentucky	72,211	0.28
Maryland	168,729	0.36
Missouri	168,627	0.36
North Carolina	223,131	0.39
Oregon	287,625	0.41
South Carolina	332,583	0.42
Tennessee	80,972	0.29
Virginia	254,000	0.40

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended February 28, 2011 were as follows:

	EVM’s Sub-Transfer	EVD’s Class A
Fund	Agent Fees	Sales Charges

Alabama	$546	$6,266
Arkansas	706	10,473
Georgia	730	6,437
Kentucky	637	8,592
Maryland	978	4,917
Missouri	950	7,087
North Carolina	1,259	12,089
Oregon	1,204	17,172
South Carolina	788	11,644
Tennessee	609	2,979
Virginia	1,341	5,850

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4 Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2011 for Class A shares amounted to the following:

Class A
Distribution and
Fund	Service Fees

Alabama	$45,552
Arkansas	60,560
Georgia	53,997
Kentucky	47,184
Maryland	68,709
Missouri	85,684
North Carolina	79,517
Oregon	112,647
South Carolina	94,349
Tennessee	44,145
Virginia	91,824

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 28, 2011, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	Class B	Class C
Fund	Distribution Fees	Distribution Fees

Alabama	$11,035	$10,385
Arkansas	11,007	22,855
Georgia	16,959	33,701
Kentucky	8,473	8,173
Maryland	19,176	52,232
Missouri	13,953	19,304
North Carolina	13,628	55,664
Oregon	34,679	70,039
South Carolina	23,586	99,392
Tennessee	9,719	32,876
Virginia	21,163	47,361

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

At February 28, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C

Alabama	$1,192,000	$312,000
Arkansas	1,188,000	518,000
Georgia	1,739,000	775,000
Kentucky	1,214,000	210,000
Maryland	3,785,000	1,047,000
Missouri	390,000	352,000
North Carolina	1,790,000	1,009,000
Oregon	1,637,000	1,455,000
South Carolina	1,181,000	2,206,000
Tennessee	683,000	576,000
Virginia	937,000	861,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2011 amounted to the following:

	Class B	Class C
Fund	Service Fees	Service Fees

Alabama	$2,943	$2,770
Arkansas	2,935	6,095
Georgia	4,522	8,987
Kentucky	2,259	2,179
Maryland	5,114	13,929
Missouri	3,721	5,148
North Carolina	3,634	14,844
Oregon	9,248	18,677
South Carolina	6,290	26,505
Tennessee	2,592	8,767
Virginia	5,644	12,630

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs

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Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended February 28, 2011, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C

Alabama	$—	$5,800	$2,700
Arkansas	—	100	800
Georgia	1,600	100	600
Kentucky	—	1,800	200
Maryland	—	4,000	3,100
Missouri	—	600	500
North Carolina	13,600	700	9,000
Oregon	—	3,200	3,300
South Carolina	—	5,900	2,300
Tennessee	—	1,200	2,800
Virginia	6,700	8,000	100

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2011 were as follows:

Fund	Purchases	Sales

Alabama	$2,372,810	$6,996,200
Arkansas	2,347,013	2,387,875
Georgia	2,617,065	9,030,811
Kentucky	849,570	1,255,284
Maryland	466,071	10,329,747
Missouri	3,595,810	15,411,992
North Carolina	6,505,458	11,236,353
Oregon	13,776,271	27,813,256
South Carolina	13,676,683	42,757,710
Tennessee	1,463,260	4,978,475
Virginia	3,433,735	12,650,090

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Alabama Fund
	Six Months Ended
	February 28, 2011	Year Ended
Class A	(Unaudited)	August 31, 2010

Sales	162,289	518,761
Issued to shareholders electing to receive payments of distributions in Fund shares	59,940	109,068
Redemptions	(591,822)	(523,627)
Exchange from Class B shares	64,607	203,950

Net increase (decrease)	(304,986)	308,152

	Six Months Ended
	February 28, 2011	Year Ended
Class B	(Unaudited)	August 31, 2010

Sales	6,749	26,012
Issued to shareholders electing to receive payments of distributions in Fund shares	2,879	9,079
Redemptions	(88,254)	(112,052)
Exchange to Class A shares	(58,682)	(185,320)

Net decrease	(137,308)	(262,281)

	Six Months Ended
	February 28, 2011	Year Ended
Class C	(Unaudited)	August 31, 2010

Sales	40,475	134,425
Issued to shareholders electing to receive payments of distributions in Fund shares	1,962	2,639
Redemptions	(76,882)	(21,112)

Net increase (decrease)	(34,445)	115,952

	Six Months Ended
	February 28, 2011	Year Ended
Class I	(Unaudited)	August 31, 2010

Sales	89,894	292,376
Issued to shareholders electing to receive payments of distributions in Fund shares	749	480
Redemptions	(28,889)	(229,492)

Net increase	61,754	63,364

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

Arkansas Fund
	Six Months Ended
	February 28, 2011	Year Ended
Class A	(Unaudited)	August 31, 2010

Sales	271,913	891,989
Issued to shareholders electing to receive payments of distributions in Fund shares	96,885	190,051
Redemptions	(543,573)	(921,431)
Exchange from Class B shares	49,330	54,745

Net increase (decrease)	(125,445)	215,354

	Six Months Ended
	February 28, 2011	Year Ended
Class B	(Unaudited)	August 31, 2010

Sales	41,335	44,414
Issued to shareholders electing to receive payments of distributions in Fund shares	4,208	8,880
Redemptions	(7,478)	(51,596)
Exchange to Class A shares	(45,891)	(50,951)

Net decrease	(7,826)	(49,253)

	Six Months Ended
	February 28, 2011	Year Ended
Class C	(Unaudited)	August 31, 2010

Sales	112,571	355,217
Issued to shareholders electing to receive payments of distributions in Fund shares	6,448	7,233
Redemptions	(107,297)	(104,382)

Net increase	11,722	258,068

	Six Months Ended
	February 28, 2011	Period Ended
Class I	(Unaudited)	August 31, 2010(1)

Sales	—	110

Net increase	—	110

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Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

Georgia Fund
	Six Months Ended
	February 28, 2011	Year Ended
Class A	(Unaudited)	August 31, 2010

Sales	205,304	569,119
Issued to shareholders electing to receive payments of distributions in Fund shares	95,575	194,558
Redemptions	(1,045,130)	(1,722,172)
Exchange from Class B shares	65,685	125,645

Net decrease	(678,566)	(832,850)

	Six Months Ended
	February 28, 2011	Year Ended
Class B	(Unaudited)	August 31, 2010

Sales	8,967	27,011
Issued to shareholders electing to receive payments of distributions in Fund shares	5,458	13,581
Redemptions	(49,663)	(80,592)
Exchange to Class A shares	(61,460)	(117,527)

Net decrease	(96,698)	(157,527)

	Six Months Ended
	February 28, 2011	Year Ended
Class C	(Unaudited)	August 31, 2010

Sales	91,113	307,404
Issued to shareholders electing to receive payments of distributions in Fund shares	11,887	22,732
Redemptions	(165,112)	(211,214)

Net increase (decrease)	(62,112)	118,922

	Six Months Ended
	February 28, 2011	Year Ended
Class I	(Unaudited)	August 31, 2010

Sales	133,168	543,953
Issued to shareholders electing to receive payments of distributions in Fund shares	548	524
Redemptions	(193,505)	(327,499)

Net increase (decrease)	(59,789)	216,978

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

Kentucky Fund
	Six Months Ended
	February 28, 2011	Year Ended
Class A	(Unaudited)	August 31, 2010

Sales	370,419	471,108
Issued to shareholders electing to receive payments of distributions in Fund shares	88,904	173,093
Redemptions	(461,107)	(826,007)
Exchange from Class B shares	42,948	138,143

Net increase (decrease)	41,164	(43,663)

	Six Months Ended
	February 28, 2011	Year Ended
Class B	(Unaudited)	August 31, 2010

Sales	1,481	7,686
Issued to shareholders electing to receive payments of distributions in Fund shares	3,011	8,563
Redemptions	(24,420)	(77,684)
Exchange to Class A shares	(39,744)	(127,804)

Net decrease	(59,672)	(189,239)

	Six Months Ended
	February 28, 2011	Year Ended
Class C	(Unaudited)	August 31, 2010

Sales	12,123	29,943
Issued to shareholders electing to receive payments of distributions in Fund shares	2,881	5,803
Redemptions	(18,868)	(78,244)

Net decrease	(3,864)	(42,498)

	Six Months Ended
	February 28, 2011	Period Ended
Class I	(Unaudited)	August 31, 2010(1)

Sales	—	114

Net increase	—	114

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Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

Maryland Fund
	Six Months Ended
	February 28, 2011	Year Ended
Class A	(Unaudited)	August 31, 2010

Sales	186,863	1,005,169
Issued to shareholders electing to receive payments of distributions in Fund shares	111,651	245,272
Redemptions	(1,397,115)	(1,892,849)
Exchange from Class B shares	96,835	155,152

Net decrease	(1,001,766)	(487,256)

	Six Months Ended
	February 28, 2011	Year Ended
Class B	(Unaudited)	August 31, 2010

Sales	4,890	45,996
Issued to shareholders electing to receive payments of distributions in Fund shares	6,676	16,968
Redemptions	(49,682)	(145,042)
Exchange to Class A shares	(88,775)	(142,184)

Net decrease	(126,891)	(224,262)

	Six Months Ended
	February 28, 2011	Year Ended
Class C	(Unaudited)	August 31, 2010

Sales	105,947	390,773
Issued to shareholders electing to receive payments of distributions in Fund shares	13,911	28,668
Redemptions	(352,531)	(206,604)

Net increase (decrease)	(232,673)	212,837

	Six Months Ended
	February 28, 2011	Year Ended
Class I	(Unaudited)	August 31, 2010

Sales	80,377	614,103
Issued to shareholders electing to receive payments of distributions in Fund shares	2,208	2,028
Redemptions	(104,770)	(60,706)

Net increase (decrease)	(22,185)	555,425

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

Missouri Fund
	Six Months Ended
	February 28, 2011	Year Ended
Class A	(Unaudited)	August 31, 2010

Sales	377,613	1,235,249
Issued to shareholders electing to receive payments of distributions in Fund shares	134,279	265,103
Redemptions	(1,871,287)	(1,640,173)
Exchange from Class B shares	103,367	206,435

Net increase (decrease)	(1,256,028)	66,614

	Six Months Ended
	February 28, 2011	Year Ended
Class B	(Unaudited)	August 31, 2010

Sales	5,547	25,487
Issued to shareholders electing to receive payments of distributions in Fund shares	4,581	9,983
Redemptions	(21,634)	(78,310)
Exchange to Class A shares	(93,522)	(186,658)

Net decrease	(105,028)	(229,498)

	Six Months Ended
	February 28, 2011	Year Ended
Class C	(Unaudited)	August 31, 2010

Sales	57,675	109,252
Issued to shareholders electing to receive payments of distributions in Fund shares	5,053	10,179
Redemptions	(144,302)	(119,084)

Net increase (decrease)	(81,574)	347

	Six Months Ended
	February 28, 2011	Period Ended
Class I	(Unaudited)	August 31, 2010(1)

Sales	—	107

Net increase	—	107

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Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

North Carolina Fund
	Six Months Ended
	February 28, 2011	Year Ended
Class A	(Unaudited)	August 31, 2010

Sales	651,273	1,740,258
Issued to shareholders electing to receive payments of distributions in Fund shares	149,441	274,304
Redemptions	(1,476,962)	(1,805,469)
Exchange from Class B shares	75,650	116,294

Net increase (decrease)	(600,598)	325,387

	Six Months Ended
	February 28, 2011	Year Ended
Class B	(Unaudited)	August 31, 2010

Sales	12,141	67,692
Issued to shareholders electing to receive payments of distributions in Fund shares	4,464	9,679
Redemptions	(30,437)	(99,115)
Exchange to Class A shares	(70,279)	(108,075)

Net decrease	(84,111)	(129,819)

	Six Months Ended
	February 28, 2011	Year Ended
Class C	(Unaudited)	August 31, 2010

Sales	331,061	666,682
Issued to shareholders electing to receive payments of distributions in Fund shares	19,047	26,710
Redemptions	(379,377)	(127,352)

Net increase (decrease)	(29,269)	566,040

	Six Months Ended
	February 28, 2011	Year Ended
Class I	(Unaudited)	August 31, 2010

Sales	357,671	1,097,023
Issued to shareholders electing to receive payments of distributions in Fund shares	3,943	4,182
Redemptions	(476,409)	(213,845)

Net increase (decrease)	(114,795)	887,360

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Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

Oregon Fund
	Six Months Ended
	February 28, 2011	Year Ended
Class A	(Unaudited)	August 31, 2010

Sales	742,627	1,676,620
Issued to shareholders electing to receive payments of distributions in Fund shares	235,762	442,827
Redemptions	(2,652,687)	(2,501,188)
Exchange from Class B shares	135,209	205,284

Net decrease	(1,539,089)	(176,457)

	Six Months Ended
	February 28, 2011	Year Ended
Class B	(Unaudited)	August 31, 2010

Sales	15,922	75,512
Issued to shareholders electing to receive payments of distributions in Fund shares	13,978	29,976
Redemptions	(105,277)	(146,332)
Exchange to Class A shares	(123,570)	(187,628)

Net decrease	(198,947)	(228,472)

	Six Months Ended
	February 28, 2011	Year Ended
Class C	(Unaudited)	August 31, 2010

Sales	138,365	385,481
Issued to shareholders electing to receive payments of distributions in Fund shares	33,594	63,499
Redemptions	(389,959)	(441,780)

Net increase (decrease)	(218,000)	7,200

	Six Months Ended
	February 28, 2011	Period Ended
Class I	(Unaudited)	August 31, 2010(1)

Sales	—	113

Net increase	—	113

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Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

South Carolina Fund
	Six Months Ended
	February 28, 2011	Year Ended
Class A	(Unaudited)	August 31, 2010

Sales	442,752	1,376,695
Issued to shareholders electing to receive payments of distributions in Fund shares	181,815	345,867
Redemptions	(2,619,858)	(2,088,650)
Exchange from Class B shares	82,527	166,059

Net decrease	(1,912,764)	(200,029)

	Six Months Ended
	February 28, 2011	Year Ended
Class B	(Unaudited)	August 31, 2010

Sales	15,821	47,819
Issued to shareholders electing to receive payments of distributions in Fund shares	9,719	22,323
Redemptions	(60,217)	(199,920)
Exchange to Class A shares	(77,779)	(156,570)

Net decrease	(112,456)	(286,348)

	Six Months Ended
	February 28, 2011	Year Ended
Class C	(Unaudited)	August 31, 2010

Sales	306,209	715,952
Issued to shareholders electing to receive payments of distributions in Fund shares	39,764	63,584
Redemptions	(541,926)	(407,837)

Net increase (decrease)	(195,953)	371,699

	Six Months Ended
	February 28, 2011	Year Ended
Class I	(Unaudited)	August 31, 2010

Sales	305,860	2,143,468
Issued to shareholders electing to receive payments of distributions in Fund shares	682	968
Redemptions	(1,575,261)	(676,180)

Net increase (decrease)	(1,268,719)	1,468,256

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

Tennessee Fund
	Six Months Ended
	February 28, 2011	Year Ended
Class A	(Unaudited)	August 31, 2010

Sales	184,036	620,443
Issued to shareholders electing to receive payments of distributions in Fund shares	73,634	139,071
Redemptions	(731,669)	(960,618)
Exchange from Class B shares	39,862	89,486

Net decrease	(434,137)	(111,618)

	Six Months Ended
	February 28, 2011	Year Ended
Class B	(Unaudited)	August 31, 2010

Sales	2,443	10,855
Issued to shareholders electing to receive payments of distributions in Fund shares	2,882	7,896
Redemptions	(38,125)	(57,705)
Exchange to Class A shares	(36,575)	(82,090)

Net decrease	(69,375)	(121,044)

	Six Months Ended
	February 28, 2011	Year Ended
Class C	(Unaudited)	August 31, 2010

Sales	92,325	373,462
Issued to shareholders electing to receive payments of distributions in Fund shares	10,620	16,157
Redemptions	(182,990)	(101,912)

Net increase (decrease)	(80,045)	287,707

	Six Months Ended
	February 28, 2011	Period Ended
Class I	(Unaudited)	August 31, 2010(1)

Sales	—	112

Net increase	—	112

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Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

Virginia Fund
	Six Months Ended
	February 28, 2011	Year Ended
Class A	(Unaudited)	August 31, 2010

Sales	272,515	1,138,232
Issued to shareholders electing to receive payments of distributions in Fund shares	174,720	361,135
Redemptions	(1,827,218)	(2,753,948)
Exchange from Class B shares	109,475	284,306

Net decrease	(1,270,508)	(970,275)

	Six Months Ended
	February 28, 2011	Year Ended
Class B	(Unaudited)	August 31, 2010

Sales	9,547	47,905
Issued to shareholders electing to receive payments of distributions in Fund shares	9,140	22,060
Redemptions	(69,931)	(188,672)
Exchange to Class A shares	(98,852)	(256,701)

Net decrease	(150,096)	(375,408)

	Six Months Ended
	February 28, 2011	Year Ended
Class C	(Unaudited)	August 31, 2010

Sales	209,287	278,778
Issued to shareholders electing to receive payments of distributions in Fund shares	18,641	36,036
Redemptions	(350,857)	(208,877)

Net increase (decrease)	(122,929)	105,937

	Six Months Ended
	February 28, 2011	Year Ended
Class I	(Unaudited)	August 31, 2010

Sales	191,234	1,303,095
Issued to shareholders electing to receive payments of distributions in Fund shares	1,829	1,615
Redemptions	(208,407)	(308,484)

Net increase (decrease)	(15,344)	996,226

(1)	Class I of Arkansas Fund, Kentucky Fund, Missouri Fund, Oregon Fund and Tennessee Fund commenced operations on August 3, 2010.

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at February 28, 2011, as determined on a federal income tax basis, were as follows:

Alabama Fund

Aggregate cost	$50,566,399

Gross unrealized appreciation	$1,390,556
Gross unrealized depreciation	(1,197,079)

Net unrealized appreciation	$193,477

Arkansas Fund

Aggregate cost	$69,453,883

Gross unrealized appreciation	$1,286,140
Gross unrealized depreciation	(3,884,887)

Net unrealized depreciation	$(2,598,747)

Georgia Fund

Aggregate cost	$70,663,205

Gross unrealized appreciation	$1,533,189
Gross unrealized depreciation	(3,168,528)

Net unrealized depreciation	$(1,635,339)

Kentucky Fund

Aggregate cost	$49,813,499

Gross unrealized appreciation	$1,646,844
Gross unrealized depreciation	(2,059,320)

Net unrealized depreciation	$(412,476)

Maryland Fund

Aggregate cost	$86,566,179

Gross unrealized appreciation	$1,936,661
Gross unrealized depreciation	(5,021,517)

Net unrealized depreciation	$(3,084,856)

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

Missouri Fund

Aggregate cost	$85,247,435

Gross unrealized appreciation	$2,629,878
Gross unrealized depreciation	(4,076,938)

Net unrealized depreciation	$(1,447,060)

North Carolina Fund

Aggregate cost	$106,703,342

Gross unrealized appreciation	$2,976,999
Gross unrealized depreciation	(4,721,895)

Net unrealized depreciation	$(1,744,896)

Oregon Fund

Aggregate cost	$130,874,456

Gross unrealized appreciation	$2,764,578
Gross unrealized depreciation	(9,895,533)

Net unrealized depreciation	$(7,130,955)

South Carolina Fund

Aggregate cost	$140,148,228

Gross unrealized appreciation	$2,381,043
Gross unrealized depreciation	(7,714,862)

Net unrealized depreciation	$(5,333,819)

Tennessee Fund

Aggregate cost	$51,980,291

Gross unrealized appreciation	$2,128,020
Gross unrealized depreciation	(3,166,451)

Net unrealized depreciation	$(1,038,431)

Virginia Fund

Aggregate cost	$115,722,477

Gross unrealized appreciation	$4,265,714
Gross unrealized depreciation	(5,031,815)

Net unrealized depreciation	$(766,101)

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

9 Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At February 28, 2011, Maryland Fund, North Carolina Fund, Oregon Fund, South Carolina Fund and Tennessee Fund had a balance outstanding pursuant to this line of credit of $600,000, $1,800,000, $400,000, $600,000 and $400,000, respectively, at an interest rate of 1.40%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at February 28, 2011. For the six months ended February 28, 2011, average borrowings by North Carolina Fund and South Carolina Fund were $975,691 and $1,222,099, respectively, and the average interest rates (annualized) were 1.45% and 1.45%, respectively. Each of the other Funds did not have any significant borrowings or allocated fees during the six months ended February 28, 2011.

10 Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at February 28, 2011 is as follows:

Futures Contracts
						Net
	Expiration			Aggregate		Unrealized
Fund	Date	Contracts	Position	Cost	Value	Depreciation

Alabama	6/11	5 U.S. 10-Year Treasury Note	Short	$(594,162)	$(595,234)	$(1,072)
	6/11	36 U.S. 30-Year Treasury Bond	Short	(4,316,218)	(4,332,375)	(16,157)

Georgia	6/11	85 U.S. 30-Year Treasury Bond	Short	$(10,135,953)	$(10,229,219)	$(93,266)

Maryland	6/11	48 U.S. 10-Year Treasury Note	Short	$(5,703,957)	$(5,714,250)	$(10,293)
	6/11	28 U.S. 30-Year Treasury Bond	Short	(3,343,058)	(3,369,625)	(26,567)

Missouri	6/11	39 U.S. 10-Year Treasury Note	Short	$(4,636,597)	$(4,642,828)	$(6,231)
	6/11	54 U.S. 30-Year Treasury Bond	Short	(6,478,967)	(6,498,562)	(19,595)

North Carolina	6/11	40 U.S. 10-Year Treasury Note	Short	$(4,753,297)	$(4,761,875)	$(8,578)
	6/11	120 U.S. 30-Year Treasury Bond	Short	(14,387,393)	(14,441,250)	(53,857)

Oregon	6/11	60 U.S. 10-Year Treasury Note	Short	$(7,129,946)	$(7,142,812)	$(12,866)
	6/11	150 U.S. 30-Year Treasury Bond	Short	(17,984,241)	(18,051,563)	(67,322)

South Carolina	6/11	100 U.S. 10-Year Treasury Note	Short	$(11,883,244)	$(11,904,688)	$(21,444)
	6/11	170 U.S. 30-Year Treasury Bond	Short	(20,382,139)	(20,458,437)	(76,298)

Tennessee	6/11	60 U.S. 30-Year Treasury Bond	Short	$(7,154,790)	$(7,220,625)	$(65,835)

Virginia	6/11	245 U.S. 30-Year Treasury Bond	Short	$(29,215,393)	$(29,484,219)	$(268,826)

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

Interest Rate Swaps
Alabama Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Bank of America	$900,000	4.524%	3-month USD-LIBOR-BBA	May 20, 2011/ May 20, 2041	$(30,703)

Arkansas Fund
		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)

Bank of America	$2,750,000	4.524%	3-month USD-LIBOR-BBA	May 20, 2011/ May 20, 2041	$(93,815)

Citibank, N.A.	2,000,000	4.461	3-month USD-LIBOR-BBA	June 1, 2011/ June 1, 2041	(43,562)

JPMorgan Chase Co.	2,000,000	4.486	3-month USD-LIBOR-BBA	May 24, 2011/ May 24, 2041	(53,838)

JPMorgan Chase Co.	912,500	4.163	3-month USD-LIBOR-BBA	March 14, 2011/ March 14, 2041	19,041

					$(172,174)

Georgia Fund
		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)

Bank of America	$4,000,000	4.524%	3-month USD-LIBOR-BBA	May 20, 2011/ May 20, 2041	$(136,457)

JPMorgan Chase Co.	1,612,500	4.163	3-month USD-LIBOR-BBA	March 14, 2011/ March 14, 2041	33,647

					$(102,810)

Kentucky Fund
		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)

Bank of America	$3,000,000	4.524%	3-month USD-LIBOR-BBA	May 20, 2011/ May 20, 2041	$(102,343)

Barclays Bank PLC	2,000,000	4.297	3-month USD-LIBOR-BBA	April 15, 2011/ April 15, 2041	2,958

					$(99,385)

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

Maryland Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

JPMorgan Chase Co.	$1,837,500	4.163%	3-month USD-LIBOR-BBA	March 14, 2011/ March 14, 2041	$38,342

Missouri Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Bank of America	$1,825,000	4.524%	3-month USD-LIBOR-BBA	May 20, 2011/ May 20, 2041	$(62,259)

Tennessee Fund
		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)

Bank of America	$2,500,000	4.524%	3-month USD-LIBOR-BBA	May 20, 2011/ May 20, 2041	$(85,286)

JPMorgan Chase Co.	1,150,000	4.163	3-month USD-LIBOR-BBA	March 14, 2011/ March 14, 2041	23,996

					$(61,290)

Virginia Fund
		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)

Bank of America	$2,475,000	4.524%	3-month USD-LIBOR-BBA	May 20, 2011/ May 20, 2041	$(84,433)

JPMorgan Chase Co.	2,537,500	4.163	3-month USD-LIBOR-BBA	March 14, 2011/ March 14, 2041	52,949

					$(31,484)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2011, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Funds enter into interest rate swap contracts. The Funds also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Funds enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At February 28, 2011, the fair value of interest rate swaps with credit-related contingent features in a net liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Fund. The value of securities pledged as collateral, if any, for open interest rate swap contracts at February 28, 2011 is disclosed in a note to each Fund’s Portfolio of Investments.

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

The non-exchange traded derivatives in which a Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At February 28, 2011, the maximum amount of loss the Funds would incur due to counterparty risk was equal to the fair value of the asset derivative related to interest rate swaps included in the table below for each respective Fund. To mitigate this risk, each Fund has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either a Fund or the counterparty. At February 28, 2011, the maximum amount of loss the Arkansas Fund would incur due to counterparty risk would be reduced by approximately $19,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of a Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair values of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at February 28, 2011 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Alabama Fund
Futures Contracts	$—		$(17,229	)(1)
Interest Rate Swaps	—		(30,703	)(2)

Total	$—		$(47,932)

Arkansas Fund
Interest Rate Swaps	$19,041	(3)	$(191,215	)(2)

Total	$19,041		$(191,215)

Georgia Fund
Futures Contracts	$—		$(93,266	)(1)
Interest Rate Swaps	33,647	(3)	(136,457	)(2)

Total	$33,647		$(229,723)

Kentucky Fund
Interest Rate Swaps	$2,958	(3)	$(102,343	)(2)

Total	$2,958		$(102,343)

Maryland Fund
Futures Contracts	$—		$(36,860	)(1)
Interest Rate Swaps	38,342	(3)	—

Total	$38,342		$(36,860)

Missouri Fund
Futures Contracts	$—		$(25,826	)(1)
Interest Rate Swaps	—		(62,259	)(2)

Total	$—		$(88,085)

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

	Fair Value
Derivative	Asset Derivative		Liability Derivative

North Carolina Fund
Futures Contracts	$—		$(62,435	)(1)

Total	$—		$(62,435)

Oregon Fund
Futures Contracts	$—		$(80,188	)(1)

Total	$—		$(80,188)

South Carolina Fund
Futures Contracts	$—		$(97,742	)(1)

Total	$—		$(97,742)

Tennessee Fund
Futures Contracts	$—		$(65,835	)(1)
Interest Rate Swaps	23,996	(3)	(85,286	)(2)

Total	$23,996		$(151,121)

Virginia Fund
Futures Contracts	$—		$(268,826	)(1)
Interest Rate Swaps	52,949	(3)	(84,433	)(2)

Total	$52,949		$(353,259)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.
(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.
(3)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized depreciation.

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended February 28, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Fund	in Income(1)	Derivatives Recognized in Income(2)

Alabama	$289,788	$(9,837)
Arkansas	518,319	914,299
Georgia	1,686,883	343,653
Kentucky	626,756	308,000
Maryland	668,800	365,015
Missouri	237,774	358,601
North Carolina	508,360	131,096
Oregon	778,573	210,108
South Carolina	(175,669)	(97,742)
Tennessee	1,222,420	262,784
Virginia	4,625,011	661,804

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended February 28, 2011, which are indicative of the volume of these derivative types, were approximately as follows:

	Average Notional Amount
	Futures	Interest
Fund	Contracts	Rate Swaps

Alabama	$2,229,000	$900,000
Arkansas	—	7,663,000
Georgia	8,500,000	5,613,000
Kentucky	—	5,000,000
Maryland	6,171,000	1,838,000
Missouri	4,014,000	2,114,000
North Carolina	6,286,000	2,143,000
Oregon	8,143,000	3,214,000
South Carolina	9,714,000	—
Tennessee	6,000,000	4,079,000
Virginia	32,643,000	5,013,000

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2011, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Alabama Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$52,469,876	$—	$52,469,876

Total Investments	$—	$52,469,876	$—	$52,469,876

Liability Description

Futures Contracts	$(17,229)	$—	$—	$(17,229)
Interest Rate Swaps	—	(30,703)	—	(30,703)

Total	$(17,229)	$(30,703)	$—	$(47,932)

Arkansas Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$67,650,136	$—	$67,650,136

Total Investments	$—	$67,650,136	$—	$67,650,136

Interest Rate Swaps	$—	$19,041	$—	$19,041

Total	$—	$67,669,177	$—	$67,669,177

Liability Description

Interest Rate Swaps	$—	$(191,215)	$—	$(191,215)

Total	$—	$(191,215)	$—	$(191,215)

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$76,497,866	$—	$76,497,866

Total Investments	$—	$76,497,866	$—	$76,497,866

Interest Rate Swaps	$—	$33,647	$—	$33,647

Total	$—	$76,531,513	$—	$76,531,513

Liability Description

Futures Contracts	$(93,266)	$—	$—	$(93,266)
Interest Rate Swaps	—	(136,457)	—	(136,457)

Total	$(93,266)	$(136,457)	$—	$(229,723)

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

Kentucky Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$49,401,023	$—	$49,401,023

Total Investments	$—	$49,401,023	$—	$49,401,023

Interest Rate Swaps	$—	$2,958	$—	$2,958

Total	$—	$49,403,981	$—	$49,403,981

Liability Description

Interest Rate Swaps	$—	$(102,343)	$—	$(102,343)

Total	$—	$(102,343)	$—	$(102,343)

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$87,291,323	$—	$87,291,323

Total Investments	$—	$87,291,323	$—	$87,291,323

Interest Rate Swaps	$—	$38,342	$—	$38,342

Total	$—	$87,329,665	$—	$87,329,665

Liability Description

Futures Contracts	$(36,860)	$—	$—	$(36,860)

Total	$(36,860)	$—	$—	$(36,860)

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$86,910,375	$—	$86,910,375

Total Investments	$—	$86,910,375	$—	$86,910,375

Liability Description

Futures Contracts	$(25,826)	$—	$—	$(25,826)
Interest Rate Swaps	—	(62,259)	—	(62,259)

Total	$(25,826)	$(62,259)	$—	$(88,085)

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$117,293,446	$—	$117,293,446

Total Investments	$—	$117,293,446	$—	$117,293,446

Liability Description

Futures Contracts	$(62,435)	$—	$—	$(62,435)

Total	$(62,435)	$—	$—	$(62,435)

Eaton Vance
Municipal Income Funds

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$141,113,501	$—	$141,113,501

Total Investments	$—	$141,113,501	$—	$141,113,501

Liability Description

Futures Contracts	$(80,188)	$—	$—	$(80,188)

Total	$(80,188)	$—	$—	$(80,188)

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$153,554,409	$—	$153,554,409

Total Investments	$—	$153,554,409	$—	$153,554,409

Liability Description

Futures Contracts	$(97,742)	$—	$—	$(97,742)

Total	$(97,742)	$—	$—	$(97,742)

Tennessee Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$51,386,860	$—	$51,386,860

Total Investments	$—	$51,386,860	$—	$51,386,860

Interest Rate Swaps	$—	$23,996	$—	$23,996

Total	$—	$51,410,856	$—	$51,410,856

Liability Description

Futures Contracts	$(65,835)	$—	$—	$(65,835)
Interest Rate Swaps	—	(85,286)	—	(85,286)

Total	$(65,835)	$(85,286)	$—	$(151,121)

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$120,406,376	$—	$120,406,376

Total Investments	$—	$120,406,376	$—	$120,406,376

Interest Rate Swaps	$—	$52,949	$—	$52,949

Total	$—	$120,459,325	$—	$120,459,325

Liability Description

Futures Contracts	$(268,826)	$—	$—	$(268,826)
Interest Rate Swaps	—	(84,433)	—	(84,433)

Total	$(268,826)	$(84,433)	$—	$(353,259)

The Funds held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Municipal Income Funds

February 28, 2011

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Thomas M. Metzold President William H. Ahern, Jr. Vice President Craig R. Brandon Vice President Cynthia J. Clemson Vice President	Adam A. Weigold Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

Eaton Vance
Municipal Income Funds

February 28, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
1-800-262-1122

Offices of the Funds
Eaton Vance Municipals Trust
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

445-4/11	12MUNI1/1SRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	April 8, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	April 8, 2011

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	April 8, 2011